-----------------------------------
                                             OMB APPROVAL
                                             OMB Number: 3235-0570
                                             Expires: October 31, 2006
                                             Estimated average burden
                                             hours per response. . . . . . .19.3
                                             -----------------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number      811-21475
                                        ---------


                              Tamarack Funds Trust
                              --------------------
               (Exact name of registrant as specified in charter)


           100 S. Fifth Street, Suite 2300, Minneapolis, MN 55402-1240
           -----------------------------------------------------------
               (Address of principal executive offices) (Zip code)


           BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219
           ----------------------------------------------------------
                    (Name and address of agent for service)


Registrant's telephone number, including area code:     (614) 470-8000
                                                         -------------

Date of fiscal year end:   06/30/04
                           --------

Date of reporting period:  06/30/04
                           --------

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

         Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

TAMARACK FUNDS
ANNUAL REPORT                                                      JUNE 30, 2004


    TAX-FREE INCOME FUND















                                                           [LOGO] Tamarack Funds

Tamarack Funds
--------------------------------------------------------------------------------

ABOUT YOUR ANNUAL REPORT

This annual report includes detailed information regarding your Fund's performance. This report is provided to help answer your questions as a shareholder. Among these questions may be: How has my Fund performed against its benchmark both in the last year and over the last ten years (or since inception if less than ten years)? What are the annual expenses of my Fund? What are the significant accounting policies and procedures followed by my Fund?

The Tamarack Funds compare their performance against widely used market indices, depending on the market sector or investment style of the particular fund. Fixed income funds are benchmarked against various Lehman Brothers Bond Indices, which show only the performance of the underlying fixed income securities, rather than of a comparable fund that an average investor could purchase.

We hope the financial information presented as well as the discussion and analysis from your portfolio manager will help you evaluate your investment in the Tamarack Funds. We also encourage you to read your Fund's prospectus for further detail as to your Fund's investment policies and risk profile. Tamarack Funds prospectuses and performance information subsequent to the date of this report are available on our website at www.tamarackfunds.com.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) on the Fund's website at www.tamarackfunds.com; and (ii) on the Securities and Exchange Commission's ("Commission") website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) on the Fund's website at www.tamarackfunds.com; and (ii) on the Commission's website at http://www.sec.gov. Shareholders without Internet access can obtain Fund information by calling 1-800-422-2766.

--------------------------------------------------------------------------------

TABLE OF CONTENTS

Shareholder Letter ..............................................   1
Letter from the CIO of Fixed Income .............................   2
Fixed Income Portfolio Managers .................................   3
Performance Summary .............................................   4
Tax-Free Income Fund
- Management Discussion and Analysis ............................   6
Financial Statements
- Statement of Assets and Liabilities ...........................   8
- Statement of Operations .......................................  10
- Statement of Changes in Net Assets ............................  11
Financial Highlights ............................................  12
Notes to Financial Statements ...................................  14
Schedule of Investments .........................................  21
Report of Independent Registered Public Accounting Firm .........  23
Management ......................................................  24
Share Class Information .........................................  27
Supplemental Information ........................................  28

SHAREHOLDER LETTER

To Our Shareholders

--------------------------------------------------------------------------------

On April 16th, 2004 the former Babson Funds were reorganized into the new Tamarack Funds Trust according to a reorganization plan approved by you and your fellow shareholders. The new Tamarack Funds, which include 17 separate portfolios (fixed income, equity and money market),* also have a new year-end of September 30th. You may, therefore, be wondering why we are sending you a report with information including only the Tax-Free Income Fund, with financial statements audited as of the former Babson Funds year-end of June 30th. We do not want to let 15 months pass between the annual audited financial statements we make available to you our shareholders. Therefore, we are providing to you an annual report one final time as of the former Babson Funds June 30th year-end. You will also receive another report in approximately three months including all of the fixed income portfolios in the Tamarack Funds audited as of the new September 30th year-end. In the future you may then expect to receive regularly scheduled semi-annual and annual reports dated March 31st and September 30th for the Tamarack Funds.

The past year has clearly been a time of significant change for your Fund. As part of the reorganization into the Tamarack Funds, portfolio management of the Tax-Free Income Fund was integrated into the team providing investment advisory services to all of the Tamarack fixed income funds. Despite a challenging period in the fixed income market, the investment objective of your Fund remains constant, as does our commitment to providing the best portfolio management services to you and all of our investors.

While our first priority is managing your investment in the Tamarack Funds to maintain an appropriate balance between portfolio returns and risk (we won't seek the absolutely highest return if we deem the credit or market risk too great), we have also begun marketing our expanded fund family offerings to new investors. As part of this effort we have created a new website, www.tamarackfunds.com. We invite you to visit this site for information regarding both your Fund and other Funds within the Tamarack family.

We know that no matter what the dollar balance in your Tamarack Funds shareholder account, these assets are an important part of your overall investments. We appreciate and value the trust you have placed in us and will continue our efforts to provide you with solid risk-balanced returns.

Sincerely,

/s/ Jennifer Lammers
Jennifer Lammers
President, Tamarack Funds

*TO REDUCE THE SIZE AND COMPLEXITY OF EACH ANNUAL REPORT, AND HOPEFULLY MAKE THEM EASIER FOR YOU AS A SHAREHOLDER TO USE, WE HAVE DIVIDED THE TAMARACK FUNDS INTO THREE GROUPS (FIXED INCOME, EQUITY AND MONEY MARKET) FOR ANNUAL AND SEMI-ANNUAL REPORTING AS WELL AS PROSPECTUSES. THE FORMER BABSON FUNDS REPORT AS WELL AS THOSE OF THE OTHER TAMARACK FUNDS WILL BE AVAILABLE ON OUR WEBSITE.

LETTER FROM THE CIO OF FIXED INCOME


--------------------------------------------------------------------------------

Bonds should be an important part of most investors' portfolios by providing a balance to stocks. Bonds generate higher income than stocks, and their market value fluctuations are less volatile. In addition, the changes in bond prices are not closely linked to changes in stock prices, so a portfolio with a mix of stocks and bonds can be expected to experience less overall volatility.

Just what are bonds? Bonds (also known as fixed income securities) are debt securities issued by borrowers who promise to pay a fixed rate of interest twice a year and to repay the loan on a specific date. There is a huge variety of bonds available in the market. Among the largest issuers of bonds are the U.S. Treasury, government agencies, corporations, municipalities, and pools of home mortgage bonds backed by government agencies. Maturities of these bonds range from overnight to 30 years or more. There is also a very wide range in the credit quality of borrowers. Although the concept of a bond is very simple, the wide variety of bonds makes the bond market quite complex.

The two main risks of bonds to investors are interest rate risk and credit risk. Bond prices move in the opposite direction of interest rates, so when interest rates rise the price of bonds declines, and vice versa. The longer the maturity of a bond, the greater is the price volatility. Credit risk is the chance that a bond will not be repaid because the borrower cannot financially make the payment. Generally bondholders earn higher interest rates for accepting higher risks of either type.

Investors can add bond investments to their portfolio either by buying bonds directly or by buying bond mutual funds. Bond funds, such as the Tamarack Funds, are professionally managed portfolios of bonds. Funds are the most convenient way to add fixed income exposure to your portfolio. Funds can provide a portfolio that is diversified by issuers and maturities. Professional managers can utilize credit research and make informed judgments as to the most attractive bonds to add to the fund. Bond funds also offer good liquidity. Investors can sell their holdings at any time at the current fund value, which is available daily, unlike individual bonds for which it is often difficult to know the fair market value. The chief disadvantages of a bond fund are that it does not have a fixed maturity, and there are expenses charged to operate it.

The Tamarack Tax-Free Income Fund invests primarily in investment grade municipal bonds that are exempt from federal income tax. The Fund is designed to provide investors with a vehicle that meets their need for the tax-exempt fixed income portion of their overall portfolios.

FIXED INCOME PORTFOLIO MANAGERS


--------------------------------------------------------------------------------

Voyageur Asset Management employs a team approach to the management of the Tamarack Tax-Free Income Fund. Each Fund's management team has access to Voyageur's investment research and other money management resources. The members of Voyageur's fixed income funds team are:

--------------------------------------------------------------------------------

RAYE C. KANZENBACH, CFA
SENIOR MANAGING DIRECTOR, SENIOR PORTFOLIO MANAGER
Raye Kanzenbach is the Senior Portfolio Manager for portfolios which invest in tax-exempt securities. He is also the Chief Investment Officer, Fixed Income Products for the Tamarack Funds. Raye has been with Voyageur and its predecessor firm, Insight Investment Management, since 1983. He has been in the investment industry since 1973. Raye received his MBA from the University of Michigan, his BA from Lawrence University and is a CFA charterholder.

--------------------------------------------------------------------------------

JAMES A. NORUNGOLO, CFA
VICE PRESIDENT, SENIOR PORTFOLIO MANAGER
James Norungolo's management emphasis is on core duration portfolios. He specializes in the corporate bond sector, and also lends the Voyageur taxable fixed income team his strength in asset-backed securities (ABS). James has been with Voyageur since 1993 and has been in the investment industry since 1987. James received his BA from the University of Virginia and is a CFA charterholder.

--------------------------------------------------------------------------------

SCOTT CABALKA
VICE PRESIDENT, SENIOR PORTFOLIO MANAGER
Scott Cabalka is responsible for all trading in the taxable portfolios of the Tamarack Money Market Funds. In addition, he oversees the approved issuer list for the Tamarack Funds. Scott has been with Voyageur and its predecessor firm, Insight Investment Management, since 1993. He has been in the investment industry since 1980. Scott received his MBA and BS from the University of Minnesota.

--------------------------------------------------------------------------------

RANDAL W. HARRISON, CFA
VICE PRESIDENT, SENIOR PORTFOLIO MANAGER
Randy Harrison's areas of expertise are the mortgage-backed and commercial mortgage-backed securities markets. Randy has been with Voyageur since 1993 and has been in the investment industry since 1990. Randy received his MBA from the University of Iowa, his BS from Miami University (Ohio) and is a CFA charterholder.

PERFORMANCE SUMMARY

Total Returns as of June 30, 2004
--------------------------------------------------------------------------------

TAMARACK TAX-FREE INCOME FUND


                                                                                               SINCE
                                         1 YEAR       3 YEAR       5 YEAR      10 YEAR     INCEPTION (A)
                                      -----------   ----------   ----------   ---------   --------------
Class A (b)
  - Including Maximum Sales Charge
    of 3.75%                              -4.79%        3.03%        3.89%       4.81%          6.36%
  - At Net Asset Value                    -1.11%        4.35%        4.70%       5.20%          6.53%
Class C (b)
  - Including Contingent Deferred
    Sales Charge of 1.00%                 -2.80%        3.57%        3.91%       4.42%          5.73%
  - At Net Asset Value                    -1.85%        3.57%        3.91%       4.42%          5.73%
Class R (b)                               -1.36%        4.09%        4.43%       4.94%          6.26%
Class S                                   -0.87%        4.61%        4.96%       5.47%          6.79%
LB Municipal Bond Index*                   0.76%        5.42%        5.87%       6.44%          8.30%

Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted.
*The comparative index is a widely recognized index that includes investment grade, tax-exempt and fixed-rate bonds with long-term maturities (greater than two years) selected from issues larger than $50 million. Index returns are calculated on a monthly basis, but do not include sales fees or operating expenses. You cannot invest directly into index.
(a) The since inception date (commencement of operations) of the Fund is February 22, 1980.
(b) The inception date for Class A, Class C and Class R shares of the Fund is April 19, 2004. All performance shown for each such class of shares prior to its inception date is based on the performance of the Class S shares of the Fund, adjusted to reflect the fees and expenses of Class A, Class C and Class R shares, as applicable (and where applicable, the maximum sales charges of the Class A and Class C shares).

This Page Intentionally Left Blank


--------------------------------------------------------------------------------

MANAGEMENT DISCUSSION AND ANALYSIS

Tax-Free Income Fund
--------------------------------------------------------------------------------

MARKET COMMENTARY

Interest rates rose and bond prices declined during the twelve months ended June 30, 2004 (the "Reporting Period"). The bond market also exhibited substantial volatility during this period. The Bond Buyer Index (BBI), which represents yields on investment grade 20-year maturity municipal bonds, began the reporting period yielding 4.51%, but quickly rose to 5.18% in August as the economy showed signs of improving. Interest rates drifted lower for the next seven months to 4.35% for the BBI, primarily because job growth was so sluggish and the Federal Reserve promised to keep short-term interest rates low for a considerable period. However, in March job growth began to accelerate, and bond investors quickly realized that the Fed would not leave the fed funds rate (the rate at which banks lend each other money overnight) at its extremely low rate of 1.00% for long. So interest rates rose again, and the BBI ended the Reporting Period at 5.01%, 0.50% higher than at the beginning of the year. Shorter-term interest rates rose more than longer-term rates, with the 5-year maturity rising by about 1.00% to 3.1%. As bond prices move in the opposite direction of yields, these yield increases, of course, resulted in a decline in the market value of bonds.
--------------------------------------------------------------------------------

PERFORMANCE

The Tamarack Tax-Free Income Fund had a total return of -1.11% (Class A, net of fees) during the Reporting Period. The Lehman Municipal Bond Index, which is an index of investment grade municipal bonds with maturities longer than one year and is the Fund's benchmark, had a total return of 0.76%. The decline in market value of the bonds held by the Fund actually exceeded the interest income earned during the year, resulting in the Fund's poor performance against its benchmark.
--------------------------------------------------------------------------------

OUTLOOK

The economy finally appears to be gaining real strength, especially since jobs began to grow in earnest in March. The Federal Reserve has begun increasing the fed funds rate and is expected to continue to do so. This is likely to push longer-term interest rates somewhat higher, although this may be mitigated by the higher yields that are already available on longer maturity bonds.

MANAGEMENT DISCUSSION AND ANALYSIS

Tax-Free Income Fund

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

Providing the highest level of regular income exempt from federal income tax consistent with stated quality and maturity standards.

--------------------------------------------------------------------------------

BENCHMARK

Lehman Brothers Municipal Bond Index

--------------------------------------------------------------------------------

TOP TEN HOLDINGS
(AS OF 6/30/04)
(% OF FUND'S NET ASSETS)

Frisco Texas Independent School District 6.50%, 08/18/15                 4.11%
Bridgeport Connecticut Series A 6.00%, 07/15/14                          4.08%
Arkansas State University Revenue 4.75%, 03/01/29                        4.05%
Hartland Michigan School District Construction 6.00%, 05/01/20           4.04%
Foxborough Massachusetts Stadium Project 6.00%, 06/01/14                 4.00%
University of Illinois Certificates 5.50%, 08/15/13                      3.98%
Massachusetts State Health & Education Facilities Series C
 5.75%, 07/01/12                                                         3.95%
Cook County Illinois Township High School District 5.50%, 12/01/19       3.94%
Massachusetts State Construction Loan Series E 5.38%, 01/01/17           3.90%
San Antonio Texas Electric & Gas 5.38%, 02/01/15                         3.89%

*A listing of all portfolio holdings can be found on page 21.

--------------------------------------------------------------------------------

ASSET ALLOCATION
(% OF FUND'S NET ASSETS)

[GRAPHIC OMITTED]

Municipal Bonds                          94.7%
Investment Companies                      4.1%
Other Assets in excess of liabilities     1.2%

--------------------------------------------------------------------------------

GROWTH OF $10,000 INITIAL
INVESTMENT OVER 10 YEARS

[GRAPHIC OMITTED]

(DOLLARS IN THOUSANDS)

                                                    LEHMAN BROTHERS
                        CLASS A      CLASS S     MUNICIPAL BOND INDEX
                        -------      -------     --------------------

          6/30/1994     $ 9,625      $10,000          $10,000.00
         12/31/1994       9,470        9,849            9,924.75
          6/30/1995      10,296       10,721           10,882.23
         12/31/1995      10,997       11,466           11,657.14
          6/30/1996      10,845       11,322           11,604.93
         12/31/1996      11,329       11,841           12,173.35
          6/30/1997      11,650       12,192           12,562.70
         12/31/1997      12,288       12,875           13,292.40
          6/30/1998      12,530       13,145           13,650.26
         12/31/1998      12,920       13,571           14,153.64
          6/30/1999      12,712       13,369           14,027.06
         12/31/1999      12,489       13,151           13,862.58
          6/30/2000      12,956       13,660           14,483.49
         12/31/2000      13,776       14,543           15,482.38
          6/30/2001      14,072       14,874           15,928.90
         12/31/2001      14,239       15,070           16,275.96
          6/30/2002      14,896       15,785           17,030.45
         12/31/2002      15,559       16,508           17,839.18
          6/30/2003      16,170       17,177           18,519.30
         12/31/2003      16,361       17,401           18,787.04
          6/30/2004      15,990       17,027           18,659.59


The graph reflects an initial investment of $10,000 over a 10 year period and is based on Class A shares at net asset value. The inception date for Class A shares of the Fund is April 19, 2004. All performance shown for Class A shares prior to the inception date is based on the performance of the Class S shares of the Fund, adjusted to reflect the fees, expenses and maximum sales charges of Class A shares. The Fund's maximum sales charge is 3.75%. The Fund's total return includes reinvested dividends and capital gains. The Fund's total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Performance of other classes will vary due to differences in fee structures.

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
--------------------------------------------------------------------------------

JUNE 30, 2004

                                            TAMARACK TAX-FREE
                                               INCOME FUND
                                           ------------------
ASSETS:
Investments, at value
  (cost $26,502,437)                          $ 27,891,778
Interest and dividends receivable                  426,523
Receivable from advisor                             28,275
Prepaid expenses                                     3,072
                                              ------------
 Total Assets                                   28,349,648
                                              ------------
LIABILITIES:
Payable to custodian                                   520
Distributions payable                               85,065
Payable for capital shares redeemed                 14,946
Accrued expenses and other payables:
  Administration fees                                2,343
  Distribution fees                                     20
  Other                                             21,461
                                              ------------
   Total Liabilities                               124,355
                                              ------------
   Net Assets                                 $ 28,225,293
                                              ============

NET ASSETS CONSIST OF:
Capital                                       $ 26,292,508
Undistributed net investment income                     24
Accumulated net realized gains (losses)
  from investment transactions                     543,420
Net unrealized appreciation
  (depreciation) on investments 1,389,341
                                              ------------
 Net Assets:                                  $ 28,225,293
                                              ============

NET ASSETS:
Class A                                       $     33,298
Class C                                              3,214
Class R                                              3,216
Class S                                         28,185,565
                                              ------------
 Total                                        $ 28,225,293
                                              ============

SHARES OUTSTANDING:
Class A                                              3,680
Class C                                                355
Class R                                                355
Class S                                          3,114,513
                                              ------------
 Total                                           3,118,903
                                              ============

NET ASSET VALUES:
Class A (a)                                   $       9.05
                                              ============
Class C (b)                                   $       9.05
                                              ============
Class R                                       $       9.05
                                              ============
Class S                                       $       9.05
                                              ============

FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                                       TAMARACK TAX-FREE
                                          INCOME FUND
                                      ------------------
MAXIMUM OFFERING PRICE PER SHARE:
(100%/100%-maximum sales charge of
  net asset value adjusted to the
  nearest cent):
Class A                                    $ 9.40
                                           ======
Maximum Sales Charge -- Class A              3.75%
                                           ======

(a) For Class A shares, the redemption price per share is reduced by 1.00% for sales of shares within 12 months of purchase (only applicable on purchases of $1 million or more).
(b) For Class C shares, the redemption price per share is reduced by 1.00% for sales of shares within 12 months of purchase.


SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS

Statement of Operations
--------------------------------------------------------------------------------

FOR THE YEAR ENDED
JUNE 30, 2004

                                                            TAMARACK TAX-FREE
                                                               INCOME FUND
                                                           ------------------
INVESTMENT INCOME:
  Interest income                                             $  1,526,979
  Dividend income                                                      925
                                                              ------------
   Total Investment Income                                       1,527,904
                                                              ------------
EXPENSES:
  Investment advisory fees                                         291,635
  Administration fees                                               34,309
  Distribution fees -- Class A                                          22
  Distribution fees -- Class C                                           6
  Distribution fees -- Class R                                           3
  Accounting fees                                                   17,585
  Custodian fees                                                     3,439
  Legal and Audit fees                                              24,796
  Registration and filing fees                                      51,963
  Shareholder reports                                                8,212
  Transfer agent fees                                               17,491
  Trustees' fees                                                    11,795
  Other fees                                                         1,936
                                                              ------------
  Total expenses before voluntary fee reductions 463,192 Expenses voluntarily reduced by:
   Advisor                                                        (124,206)
   Distributor                                                         (11)
                                                              ------------
   Net Expenses                                                    338,975
                                                              ------------
  NET INVESTMENT INCOME                                          1,188,929
                                                              ------------
  REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
  Net realized gains from investment transactions                  892,790
  Net change in unrealized depreciation on investments          (2,323,243)
                                                              ------------
  Net realized/unrealized losses from investments               (1,430,453)
                                                              ------------
  Change in net assets resulting from operations              $   (241,524)
                                                              ============

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

TAMARACK TAX-FREE
INCOME FUND

                                                              FOR THE YEAR ENDED     FOR THE YEAR ENDED
                                                                 JUNE 30, 2004          JUNE 30, 2003
                                                             --------------------   --------------------
FROM INVESTMENT ACTIVITIES:
Operations:
  Net investment income                                         $ 1,188,929             $  1,418,331
  Net realized gains from investment transactions                   892,790                   85,966
  Net change in unrealized appreciation (depreciation) on
   investments                                                   (2,323,243)               1,729,584
                                                                ------------            ------------
Change in net assets from operations                               (241,524)               3,233,881
                                                                ------------            ------------
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
  From net investment income                                       (146) (a)                      --

DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
  From net investment income                                        (17) (a)                      --

DISTRIBUTIONS TO CLASS R SHAREHOLDERS:
  From net investment income                                        (20) (a)                      --

DISTRIBUTIONS TO CLASS S SHAREHOLDERS:
  From net investment income                                     (1,188,746)              (1,418,350)
  From net realized gains from investment transactions             (435,336)                 (56,360)
                                                                ------------            ------------
Change in net assets from shareholder distributions              (1,624,265)              (1,474,710)
                                                                ------------            ------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued                                     4,152,298                7,305,576
  Dividends reinvested                                              998,654                  899,810
  Cost of shares redeemed                                       (14,104,416)              (7,356,230)
                                                                ------------            ------------
Change in net assets from capital transactions                   (8,953,464)                 849,156
                                                                ------------            ------------
Net increase (decrease) in net assets                           (10,819,253)               2,608,327

NET ASSETS:
Beginning of year                                                39,044,546               36,436,219
                                                                ------------            ------------
End of year                                                     $28,225,293             $ 39,044,546
                                                                ============            ============
Undistributed (distributions in excess of) net investment
  income                                                        $        24             $        (47)
                                                                ============            ============
SHARE TRANSACTIONS:
  Issued                                                            446,712                  779,423
  Reinvested                                                        106,506                   96,018
  Redeemed                                                       (1,512,177)                (781,986)
                                                                ------------            ------------
Change in shares from capital transactions                         (958,959)                  93,455
                                                                ============            ============

(a) For the period from April 19, 2004 (commencement of operations) to June 30, 2004.


SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

Tamarack Tax-Free Income Fund
--------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED JUNE 30 (EXCEPT AS NOTED)


CLASS S                                          2004 (E)         2003           2002            2001            2000
-------                                        ------------   -----------   -------------   -------------   -------------
Net Asset Value, Beginning of Period             $  9.57        $ 9.14         $ 8.96          $ 8.62          $ 8.91
INVESTMENT ACTIVITIES:
  Net Investment Income                             0.32          0.35           0.36            0.37            0.39
  Net Realized and Unrealized Gains (Losses)       (0.40)         0.44           0.18            0.38           (0.21)
   on Investments                                 =======        ======         ======          ======          ======
  Total from Investment Activities                 (0.08)         0.79           0.54            0.75            0.18
DISTRIBUTIONS:
  Net Investment Income                            (0.32)         (0.35)        (0.36)          (0.37)          (0.39)
  Net Realized Gains                               (0.12)         (0.01)            -           (0.04)          (0.08)
                                                 -------        -------        ------          ------          ------
  Total Distributions                              (0.44)         (0.36)        (0.36)          (0.41)          (0.47)
                                                 -------        -------        ------          ------          ------
Net Asset Value, End of Period                   $  9.05        $ 9.57         $ 9.14          $ 8.96          $ 8.62
Total Return*                                      (0.87%)         8.82%         6.12%           8.89%           2.18%
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (000's)              $28,186        $39,045        $36,435         $34,856         $24,166
  Ratio of Expenses to Average Net Assets           0.99%          0.99%         0.99%           1.00%           1.01%
  Ratio of Net Investment Income to Average         3.47%          3.73%         3.96%           4.19%           4.53%
   Net Assets
  Ratio of Expenses to Average Net Assets**         1.35%          1.04%             (d)             (d)             (d)
  Portfolio Turnover***                               17%            15%           12%             27%             48%

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

CLASS A (a)                                         2004
-----------                                         ----
Net Asset Value, Beginning of                   $     9.25
    Period
INVESTMENT ACTIVITIES:
    Net Investment Income                             0.06
    Net Realized and Unrealized                      (0.20)
                                                ==========
       Gains (Losses) on Investments
    Total from Investment Activities                 (0.14)
DISTRIBUTIONS:
    Net Investment Income                            (0.06)
                                                ----------
    Total Distributions                              (0.06)
                                                ----------
Net Asset Value, End of Period                  $     9.05
Total Return*                                        (1.50%)(b)
RATIOS/SUPPLEMENTAL DATA:
    Net Assets, End of Period (000's)           $       33
    Ratio of Expenses to Average Net                  1.24%(c)
       Assets
    Ratio of Net Investment Income                    3.39%(c)
       to Average Net Assets
    Ratio of Expenses to Average Net                  3.00%(c)
       Assets**
    Portfolio Turnover***                               17%

CLASS C (a)                                        2004
-----------                                        ----
Net Asset Value, Beginning of                   $     9.25
    Period
INVESTMENT ACTIVITIES:
    Net Investment Income                             0.05
    Net Realized and Unrealized                      (0.20)
                                                ==========
       Gains (Losses) on Investments
    Total from Investment Activities                 (0.15)
DISTRIBUTIONS:
    Net Investment Income                            (0.05)
                                                ----------
    Total Distributions                              (0.05)
                                                ----------
Net Asset Value, End of Period                  $     9.05
Total Return*                                        (1.65%)(b)
RATIOS/SUPPLEMENTAL DATA:
    Net Assets, End of Period (000's)           $        3
    Ratio of Expenses to Average Net                  1.98%(c)
       Assets
    Ratio of Net Investment Income                    2.59%(c)
       to Average Net Assets
    Ratio of Expenses to Average Net                  3.16%(c)
       Assets**
    Portfolio Turnover***                               17%

CLASS R (a)                                        2004
-----------                                        -----
Net Asset Value, Beginning of                   $     9.25
    Period
INVESTMENT ACTIVITIES:
    Net Investment Income                             0.06
    Net Realized and Unrealized                      (0.20)
                                                ==========
       Gains (Losses) on Investments
    Total from Investment Activities                 (0.14)
DISTRIBUTIONS:
    Net Investment Income                            (0.06)
                                                ----------
    Total Distributions                              (0.06)
                                                ----------
Net Asset Value, End of Period                  $     9.05
Total Return*                                        (1.55%)(b)
RATIOS/SUPPLEMENTAL DATA:
    Net Assets, End of Period (000's)           $        3
    Ratio of Expenses to Average Net                  1.48%(c)
       Assets
    Ratio of Net Investment Income                    3.09%(c)
       to Average Net Assets
    Ratio of Expenses to Average Net                  2.65%(c)
       Assets**
    Portfolio Turnover***                               17%

  * Excludes sales charge.
 ** During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.
*** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(a) For the period from April 19, 2004 (commencement of operations) to June 30, 2004.
(b)  Not annualized. (c) Annualized.
(d) There were no waivers or reimbursements during the period. (e) The pre-existing class of shares was designated Class S shares as of April
     19, 2004.


SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS

June 30, 2004
--------------------------------------------------------------------------------


1. ORGANIZATION

Tamarack Funds Trust ("Tamarack") is registered under the Investment Company Act of 1940 as an open-end management investment company. Tamarack was organized as a Delaware statutory trust on December 16, 2003. Effective April 16, 2004, and based on approval of shareholders, seventeen separate investment portfolios were reorganized as separate investment portfolios of Tamarack. This annual report includes the following investment portfolio ("Fund"):

- Tamarack Tax-Free Income Fund ("Tax-Free Income Fund") (formerly D.L. Babson Tax-Free Income Fund, Inc.)

The Fund offers four share classes: Class A, Class C, Class R, and Class S shares. Class A shares are offered with a 3.75% maximum front-end sales charge and a 1.00% contingent deferred sales charge ("CDSC") for redemption within 12 months of a $1 million or greater purchase. Class C shares are offered at net asset value (i.e. no front-end sales charge) but are subject to a CDSC of 1.00% for redemptions within 12 months of purchase. Class R shares are not subject to either a front-end sales charge or CDSC. Class S shares are closed to new investors.

Voyageur Asset Management Inc. ("Voyageur") acts as the investment advisor for the Tamarack Funds. The officers of the Tamarack Funds ("Fund Management") are also employees of Voyageur or its affiliates.

Under the Fund's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for indemnification by the Fund in certain situations. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

--------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES

Summarized below are the significant accounting policies of the Fund. These policies conform to accounting principles generally accepted in the United States of America ("GAAP"). Fund management follows these policies when preparing financial statements. Management may also be required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

SECURITY VALUATION:
Bonds and other fixed income securities are generally valued on the basis of valuations furnished by pricing services approved by Tamarack's Board of Trustees (the "Board"). The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue and trading characteristics other than market data and without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Short-term debt obligations

NOTES TO FINANCIAL STATEMENTS

are valued at amortized cost, which approximates market value, unless Tamarack's Pricing Committee determines that amortized cost no longer approximates market value due to credit or other impairments of the issuer. In cases where a security price is unavailable from a pricing service, Tamarack has established procedures to estimate a security's fair value. This report presents information as of June 30, 2004.

INVESTMENT TRANSACTIONS:
Security transactions are accounted for on the date the security is bought or sold ("trade date"). Long-term investment transactions are recorded on a trade date plus one basis, except for on the last day of the annual or semi-annual financial reporting period, when they are recorded on trade date. Dividend income is recorded on the ex-dividend date. Securities gains and losses are calculated based on the costs of the specific security (also known as identified cost basis). Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or discount using the level yield method. Paydown gains and losses on mortgage and asset-backed securities are included in the financial statements as interest income.

EXPENSE, INVESTMENT INCOME AND GAIN/LOSS ALLOCATION:
Each Fund pays the expenses that are directly related to its operations, such as trading costs or portfolio management fees. Expenses incurred by Tamarack on behalf of multiple funds, such as audit or legal fees, are allocated among each of the funds either proportionately based upon each fund's net assets or using another reasonable basis such as equally across all funds, depending on the nature of the expense. Individual share classes within a Fund are charged expenses specific to that class, such as sales and distribution fees. Expenses other than class specific expenses are allocated daily to each class based upon the proportion of relative net assets. Investment income and realized and unrealized gains or losses are allocated to each class of shares based on its relative net assets.

FINANCIAL INSTRUMENTS:
WHEN-ISSUED TRANSACTIONS - The Fund may engage in when-issued (to be announced) transactions. The Fund would record when-issued securities on the actual trade date and maintain sufficient liquidity so that cash will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are valued daily and begin earning interest on the settlement date.

DISTRIBUTIONS TO SHAREHOLDERS:
The Fund pays out any income that it receives, less expenses, in the form of dividends to its shareholders. Income dividends are declared and paid monthly. Capital gains are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are calculated based on federal income tax regulations, which may differ from GAAP. These "book/tax" differences may be either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. expiring capital loss carryforward and foreign currency transactions), they are reclassified within the Fund's capital accounts based on their federal tax basis treatment. Such differences are not reflected in the calculation of the financial highlights.

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Tamarack, on behalf of Tax-Free Income Fund, has entered into an investment advisory agreement with Voyageur, under which Voyageur manages the Fund's assets and furnishes related office facilities, equipment, research and personnel. The agreement requires Tax-Free Income Fund to pay Voyageur a monthly fee based upon average daily net assets. Under the terms of the advisory contract Voyageur is entitled to receive fees based on a percentage of the average daily net assets of:

                          Annual Rate
                          -----------
Tax-Free Income Fund          0.85%

Voyageur has contractually agreed to waive fees and/or to make payments in order to keep total operating expenses of the Class S shares to 0.99%. This expense limitation agreement is in place until May 1, 2005. Voyageur may also voluntarily waive and/or reimburse operating expenses of the Fund from time to time. Any such voluntary program may be changed or eliminated at any time without notice.

Voyageur serves as administrator to the Fund and BISYS Fund Services Limited Partnership ("BISYS") serves as sub-administrator and fund accounting agent. Services provided under the administrative services contract include providing day-to-day administration of matters related to the corporate existence of the Fund, maintenance of its records and the preparation of reports. Effective April 16, 2004 and under the terms of the administrative services contract, Voyageur receives from the Fund a fee, payable monthly, at the annual rate of 0.10% of the Fund's average daily net assets. For its services as sub-administrator, BISYS receives a fee payable by Voyageur out of Voyageur's own resources.

--------------------------------------------------------------------------------

4. FUND DISTRIBUTION

The Fund has adopted a Master Distribution 12b-1 Plan (the "Plan") in which Tamarack Distributors Inc. (the "Distributor") acts as the Fund's distributor. The Distributor is an affiliate of Voyageur. The Plan permits the Fund to make payments for, or to reimburse the Distributor monthly for, distribution-related costs and expenses of marketing shares of each share class covered under the Plan. The following chart shows the maximum Plan fee rate for each class.

                       Class A      Class C      Class R
                      ---------    ---------    ---------
12b-1 Plan Fee          0.50%*       1.00%        0.50%

Plan fees are based on average annual daily net assets of the applicable class. The Distributor, subject to applicable legal requirements, may waive a Plan fee voluntarily, in whole or in part.

*The Distributor is currently waiving 0.25% of the Plan fee for Class A. These voluntary waivers will continue until at least March 31, 2005.

For the year ended June 30, 2004, the Distributor received commissions of $98 from front-end sales charges of Class A shares of the Fund, of which $0 was reallowed to affiliated broker-dealers of the Fund. There were no commissions received from CDSC fees from Class C shares.

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

5. SECURITIES TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the year ended June 30, 2004 were as follows:

                                 Purchases          Sales
                                 ---------          -----
Tax-Free Income Fund            $5,619,938       $15,878,128

--------------------------------------------------------------------------------

6. CAPITAL SHARE TRANSACTIONS

Tamarack is authorized to issue an unlimited number of shares of beneficial interest without par value. Transactions in shares of the Fund are summarized below:

TAX-FREE INCOME FUND

                                                  FOR THE YEAR ENDED    FOR THE YEAR ENDED
                                                    JUNE 30, 2004          JUNE 30, 2003
                                                  ------------------    ------------------
CAPITAL TRANSACTIONS:
CLASS A (A)
  Proceeds from shares issued                                $32,998                    $-
  Dividends reinvested                                            12                     -
  Cost of shares redeemed                                          -                     -
                                                          ----------              --------
  Change in Class A                                          $33,010                    $-
                                                          ----------              --------

CLASS C (a)
  Proceeds from shares issued                                 $3,275                    $-
  Dividends reinvested                                             9                     -
  Cost of shares redeemed                                          -                     -
                                                          ----------              --------
  Change in Class C                                           $3,284                    $-
                                                          ----------              --------
CLASS R (a)
  Proceeds from shares issued                                 $3,275                    $-
  Dividends reinvested                                            11                     -
  Cost of shares redeemed                                          -                     -
                                                          ----------              --------
  Change in Class R                                           $3,286                    $-
                                                          ----------              --------
CLASS S
  Proceeds from shares issued                             $4,112,750            $7,305,576
  Dividends reinvested                                       998,622               899,810
  Cost of shares redeemed                                (14,104,416)           (7,356,230)
                                                         -----------            ----------
  Change in Class S                                      $(8,993,044)             $849,156
                                                         -----------            ----------
Change in net assets from capital transactions           $(8,993,044)             $849,156
                                                         ===========            ==========

SHARE TRANSACTIONS:
CLASS A (A)
  Issued                                                       3,679                     -
  Reinvested                                                       1                     -
  Redeemed                                                         -                     -
                                                          ----------              --------
  Change in Class A                                            3,680                     -
                                                          ----------              --------

CLASS C (A)
  Issued                                                         354                     -
  Reinvested                                                       1                     -
  Redeemed                                                         -                     -
                                                          ----------              --------
  Change in Class C                                              355                     -
                                                          ----------              --------

NOTES TO FINANCIAL STATEMENTS

                                                  FOR THE YEAR ENDED    FOR THE YEAR ENDED
                                                    JUNE 30, 2004          JUNE 30, 2003
                                                  ------------------    ------------------
CLASS R (A)
  Issued                                                        354                     -
  Reinvested                                                      1                     -
  Redeemed                                                        -                     -
                                                         ----------              --------
  Change in Class R                                             355                     -
                                                         ----------              --------
CLASS S
  Issued                                                    442,325               779,423
  Reinvested                                                106,503                96,018
  Redeemed                                               (1,512,177)             (781,986)
                                                         ----------              --------
  Change in Class S                                        (963,349)               93,455
                                                         ----------              --------
  Change in shares from capital transactions               (958,959)               93,455
                                                         ==========              ========

(a) For the period from April 19, 2004 (commencement of operations) to June 30, 2004.

--------------------------------------------------------------------------------

7. REORGANIZATION

On November 24, 2003, the Board of Directors of D.L. Babson Tax-Free Income Fund, Inc. approved an agreement and plan of reorganization regarding the reorganization of D.L. Babson Tax-Free Income Fund, Inc. as a series of Tamarack. At a special meeting of shareholders on April 8, 2004, the shareholders of D.L. Babson Tax-Free Income Fund, Inc. approved the agreement and plan of reorganization. Effective April 16, 2004, pursuant to that agreement and plan of reorganization, D.L. Babson Tax-Free Income, Inc. was reorganized, through a tax-free reorganization, as a separate series of Tamarack.
--------------------------------------------------------------------------------

8. FEDERAL INCOME TAXES

It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of the Fund.

The tax cost of securities differ from financial reporting cost by the amount of losses recognized for financial reporting purposes in excess of federal income tax purposes. As of June 30, 2004, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund was as follows:

                                                                              Net Unrealized
                             Tax Cost        Unrealized       Unrealized       Appreciation
                          of Securities     Appreciation     Depreciation     (Depreciation)
                         ---------------   --------------   --------------   ---------------
Tax-Free Income Fund       $26,502,437       $1,514,850       $ (125,509)       $1,389,341

The tax character of distributions during the fiscal year ended June 30, 2004 was as follows (amounts in thousands):

                             Distribution Paid From
                         ------------------------------
                              Net                                                                   Total
                          Investment     Net Long Term     Total Taxable       Tax Exempt      Dististributions
                            Income       Capital Gains     Distributions     Distributions           Paid
                         ------------   ---------------   ---------------   ---------------   -----------------
Tax-Free Income Fund       $194,536         $300,335          $494,871         $1,152,202         $1,647,073

The following percentages of ordinary income distributions are exempt-interest dividends for federal income tax purposes:

                          PERCENTAGE
                         -----------
Tax-Free Income Fund           100%

NOTES TO FINANCIAL STATEMENTS

The tax character of distributions during the fiscal year ended June 30, 2003 was as follows (amounts in thousands):

                             Distribution Paid From
                         ------------------------------
                              Net                                                                   Total
                          Investment     Net Long Term     Total Taxable       Tax Exempt      Dististributions
                            Income       Capital Gains     Distributions     Distributions           Paid
                         ------------   ---------------   ---------------   ---------------   -----------------
Tax-Free Income Fund          $-            $56,360          $1,484,062        $1,427,702         $1,484,062

As of June 30, 2004 the components of accumulated earnings/(deficit) on a tax basis was as follows (amounts in thousands):


Accum. Total
                          Undist. Undist. Capital and Unrealized Accum. Tax
                        Exempt Long-Term Accum. Dist. Other Appreciation/
                        Earnings/
                          Income     Capital Gains   Earnings     Payable        Losses      Depreciation    (Deficits)
                       ------------ --------------- ---------- ------------- ------------- --------------- -------------
Tax-Free Income Fund      $85,089       $543,420     $628,509    $ (85,065)        $-         $1,389,341    $1,932,785

As of the latest tax year end of June 30, 2004, the Fund had no additional net capital loss carryforwards to offset future net capital gains.

--------------------------------------------------------------------------------

9. DIVIDEND RECEIVED DEDUCTION (UNAUDITED)

For corporate shareholders the following percentage of the total ordinary income distributions paid during the tax year ended June 30, 2004, qualify for the corporate dividend received deduction for the Fund of:

                            Percentage
                           ------------
Tax-Free Income Fund           0.00%

--------------------------------------------------------------------------------

10. CHANGE IN AUDITORS

On November 24, 2003, the Board of Directors of D.L. Babson Tax-Free Income Fund, Inc. selected Deloitte & Touche ("Deloitte") as independent registered public accountants for the fiscal year ending June 30, 2004. On March 11, 2004, the Tamarack Board of Trustees selected Deloitte as independent registered public accountants of Tamarack Tax-Free Income Fund. Deloitte has confirmed to the Audit Committee of the Tamarack Board of Trustees ("Audit Committee") that they are independent auditors with respect to the Tamarack Tax-Free Income Fund.

PricewaterhouseCoopers LLP ("PwC") served as independent registered public accountants of D.L. Babson Tax-Free Income Fund, Inc. for the fiscal year ended June 30, 2003. In July and August 2003, a PwC affiliate in Canada provided certain prohibited non-audit services for the benefit of a Canadian subsidiary of RBC, the ultimate parent company of Voyageur. As a result of the PwC affiliate in Canada's provision of these services, PwC resigned as the independent registered public accountants of the D.L. Babson Tax-Free Income Fund, Inc. effective October 8, 2003. During the Fund's fiscal year ended June 30, 2003, PwC's audit report concerning the D.L. Babson Tax-Free Income Fund, Inc. contained no adverse opinion or disclaimer of opinion; nor was its report qualified or modified as to uncertainty, audit scope, or accounting principles. Further, in connection with its audit for the fiscal year ended June 30, 2003, and through October 8, 2003, there were no disagreements between the D.L. Babson Tax-Free Income Fund, Inc. and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which if not resolved to the satisfaction of PwC would have caused it to make reference to the disagreements in its report on the financial statements for such periods.

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

11. MARKET TIMING

Tamarack strongly discourages attempts at market timing by Fund shareholders. The Fund charges a redemption fee of 2% of the value of the shares redeemed or exchanged within 30 days of purchase. When assessed, the redemption fee is retained by the Fund, not by Fund management. This redemption fee is not charged in cases where the redemption results from an automatic reinvestment or asset re-allocation not specifically directed by the shareholder. Tamarack also reserves the right to reject any Fund purchase order made by persons deemed to be market timers. There were no redemption fees collected for the period ending June 30, 2004. The Fund's prospectus contains a full description of Tamarack's policies on market timing and excessive trading.

SCHEDULE OF INVESTMENTS

Tamarack Tax-Free Income Fund
--------------------------------------------------------------------------------

JUNE 30, 2004

  PRINCIPAL                                   MARKET
   AMOUNT                                     VALUE
-------------                               ----------
MUNICIPAL BONDS - 94.71%
ARIZONA - 2.29%
$  500,000     Maricopa County Unified       $ 646,967
               School District, 9.25%,
               07/01/07

ARKANSAS - 6.88%
 1,000,000     Arkansas State College          797,510
               Savings, Series B, 0.00%,
               06/01/10
 1,200,000     Arkansas State University     1,142,988
               Revenue Housing
               System, 4.75%,
               03/01/29, (FGIC Insured)
                                             1,940,498
                                             ---------

CALIFORNIA - 2.05%
   500,000     Santa Rosa Waste Water          577,530
               Revenue, Series B,
               6.00%, 09/01/15, (FGIC
               Insured)

COLORADO - 3.81%
 1,000,000     Weld County School            1,074,700
               District, 5.50%,
               12/01/19, (FSA Insured)

CONNECTICUT - 4.08%
 1,000,000     Bridgeport, Series A,         1,150,490
               6.00%, 07/15/14, (FGIC
               Insured)

FLORIDA - 4.69%
   500,000     Miami-Dade County               285,810
               Special Obligation,
               0.00%, 10/01/15, (MBIA
               Insured)
 1,000,000     State Board of                1,037,940
               Education, 5.00%,
               06/01/19
                                             1,323,750
                                             ---------

ILLINOIS - 11.62%
 1,000,000     Chicago, Series B,            1,041,780
               5.13%, 01/01/22,
               (AMBAC Insured)
 1,000,000     Cook County Township          1,112,570
               High School District,
               5.50%, 12/01/19
 1,000,000     University of Illinois        1,124,190
               Certificates, 5.50%,
               08/15/13, (AMBAC
               Insured)
                                             3,278,540
                                             ---------

  PRINCIPAL                                   MARKET
   AMOUNT                                     VALUE
-------------                               ----------
INDIANA - 0.99%
$  250,000     Kokomo Center School          $ 280,603
               Building Corp., 6.75%,
               07/15/07, (AMBAC
               Insured)

LOUISIANA - 1.83%
   500,000     St. Tammany Parish              515,215
               Hospital Service District
               #2 (Slidell Memorial
               Hospital & Medical
               Center), 6.13%,
               10/01/11

MASSACHUSETTS - 15.64%
 1,000,000     Foxborough Stadium            1,128,410
               Project, 6.00%, 06/01/14
   500,000     Framingham County,              560,580
               6.00%, 03/01/15
 1,000,000     State Construction Loan,      1,101,140
               Series E, 5.38%,
               01/01/17
 1,000,000     State Health & Education      1,114,620
               Facilities Authority
               (Partners Healthcare),
               Series C, 5.75%,
               07/01/12
   500,000     State Health &                  510,000
               Educational Facilities
               Authority (Winchester
               Hospital), 5.75%,
               07/01/14, (Connie Lee
               Insured)
                                             4,414,750
                                             ---------

MICHIGAN - 12.71%
 1,000,000     Hartland School District      1,140,710
               Construction, 6.00%,
               05/01/20, (Q-SBLF
               Insured)
   750,000     Howell Public Schools,          806,355
               5.25%, 05/01/15,
               (Q-SBLF Insured)
   500,000     Jackson Public Schools,         561,075
               6.00%, 05/01/13, (FGIC
               & Q-SBLF Insured)
 1,000,000     State Building Authority,     1,080,630
               Series III, 5.38%,
               10/15/16
                                             3,588,770
                                             ---------

NEW HAMPSHIRE - 1.83%
   500,000     Higher Education &              515,960
               Health Facility (Franklin
               Pierce Law Center),
               5.50%, 07/01/18

--------------------------------------------------------------------------------

  PRINCIPAL                                     MARKET
   AMOUNT                                       VALUE
-------------                                -----------
NEW YORK - 2.99%
$  785,000     New York City                 $   844,793
               Transitional Finance
               Prerefunded Future,
               Series B, 5.50%,
               02/01/16

TEXAS - 15.67%
 1,000,000     Frisco Independent              1,158,890
               School District, 6.50%,
               08/15/15, (PSF-Gtd
               Insured)
 1,000,000     Plano Independent               1,070,120
               School District, 5.38%,
               02/15/16, (PSF-Gtd
               Insured)
 1,000,000     San Antonio Electric &          1,096,740
               Gas, 5.38%, 02/01/15
   500,000     San Antonio Electric &            558,610
               Gas, 5.75%, 02/01/15
   500,000     University of Texas               541,910
               Revenue, Series B,
               5.25%, 08/15/19
                                               4,426,270
                                             -----------

WASHINGTON - 7.63%
 1,000,000     Seattle Municipal Light &       1,074,010
               Power, 5.63%, 12/01/16
 1,000,000     Seattle Water Systems,          1,080,010
               5.75%, 07/01/23, (FGIC
               Insured)
                                               2,154,020
                                             -----------
TOTAL MUNICIPAL BONDS                         26,732,856
                                             ===========
(Cost $25,343,515)

INVESTMENT COMPANIES - 4.11%
     45,770    Goldman Sachs Financial            45,770
               Square Tax-Free
               Institutional Money
               Market Fund, Investor
               Class
  1,113,152    Wells Fargo National            1,113,152
               Tax-Free Money Market         -----------
               Fund, Investor Class

TOTAL INVESTMENT COMPANIES                     1,158,922
(Cost $1,158,922)                            -----------

TOTAL INVESTMENTS                             27,891,778
(Cost $26,502,437) (a) -- 98.82%
Other assets in excess of liabilities --         333,515
1.18%                                        -----------

NET ASSETS -- 100.00%                        $28,225,293
                                             ===========


(a) See notes to financial statements for tax basis unrealized appreciation (depreciation) of securities. AMBAC - AMBAC Indemnity Corp.
Connie Lee - College Construction Loan Insurance Association FGIC - Financial Guaranty Insurance Corp. FSA - Financial Security Assurance MBIA - MBIA, Inc. PSF-Gtd - Permanent School Fund Guaranteed
Q-SBLF - Qualified School Board Loan Fund


SEE NOTES TO FINANCIAL STATEMENTS.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Tamarack Funds Trust


We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of a portfolio of Tamarack Funds Trust, the Tax-Free Income Fund (the "Fund") as of June 30, 2004, and the related statement of operations, statement of changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets and the financial highlights for the periods prior to June 30, 2004, were audited by other auditors whose report, dated August 22, 2003, expressed an unqualified opinion.


We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2004, by correspondence with the Fund's custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.


In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of June 30, 2004, the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.



DELOITTE & TOUCHE LLP
Chicago, Illinois
August 26, 2004

MANAGEMENT

Independent Trustees(1)
--------------------------------------------------------------------------------

T. GERON BELL (62)
POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President of Twins Sports, Inc. (parent company of the Minnesota Twins and Victory Sports) (2002-present); prior thereto President of the Minnesota Twins Baseball Club Incorporated (1987-2002); Director, Great Hall Investment Funds, Inc. (1993-2004); Trustee, J&B Funds (2003-2004); Director, Babson Funds (2003-2004).
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 17

--------------------------------------------------------------------------------

LUCY HANCOCK BODE (51)
POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Healthcare consultant; Director, RBC Funds (1994-2004).
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 17

--------------------------------------------------------------------------------

LESLIE H. GARNER JR. (53)
POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President, Cornell College; Director, RBC Funds (1994-2004).
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 17

--------------------------------------------------------------------------------

RONALD JAMES (52)
POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President and Chief Executive Officer, Center for Ethical Business Cultures (2000-present); Director, Great Hall Investment Funds, Inc. (1993-2004); Trustee, J&B Funds (2003-2004); Director, Babson Funds (2003-2004).
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 17

--------------------------------------------------------------------------------

JOHN A. MACDONALD (54)
POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Investment Officer, Hall Family Foundation; Trustee, J&B Funds (2001-2004).
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 17

--------------------------------------------------------------------------------

H. DAVID RYBOLT (61)
POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Consultant, HDR Associates (management consulting); Director, Babson Funds (1992-2004).
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 17

(1) Unless otherwise specified, the address of each trustee/officer is 100 South Fifth Street, Suite 2300, Minneapolis, Minnesota 55402.
--------------------------------------------------------------------------------

MANAGEMENT

Independent Trustees(1)

--------------------------------------------------------------------------------

JAMES R. SEWARD (51)
POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Private investor (2000-present); Trustee, J&B Funds (2001-2004); Financial Consultant, Seward & Company, LLC (1998-2000); CFA.
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 17

--------------------------------------------------------------------------------

JAY H. WEIN (71)
POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Private investor (1989-present); Director, Great Hall Investment Funds, Inc. (1993-2004); Trustee, J&B Funds (2003-2004); Director, Babson Funds (2003-2004).
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 17

--------------------------------------------------------------------------------

Interested Trustees(1)

--------------------------------------------------------------------------------

MICHAEL T. LEE (41)
POSITION HELD WITH FUND: Trustee; Since January, 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Operating Officer and Senior Vice President, Voyageur Asset Management Inc. (2003-present); Senior Portfolio Manager, Voyageur Asset Management Inc. (2000-present); Vice President, Senior Research Analyst and Equity Portfolio Manager, Voyageur Asset Management Inc. (1999-2003).
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 17

--------------------------------------------------------------------------------

Executive Officers(1)

--------------------------------------------------------------------------------

JENNIFER D. LAMMERS (43)
POSITION HELD WITH FUND: President and Chief Executive Officer; Since January, 2004 PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Managing Director, Voyageur Asset Management (2000-present); Mutual Fund Services Director, Voyageur Asset Management (2003-present); Chief Financial Officer, Great Hall Investment Funds, Inc. (2001-2003); Compliance Officer, Great Hall Investment Funds, Inc. (2000-2001); Director of Finance, Voyageur Asset Management (2000-2003); Vice President and Manager, Financial Reporting, RBC Dain Rauscher (1998-2000); President and Chief Executive Officer(2).

--------------------------------------------------------------------------------

CHRISTOPHER J. TOMAS (34)

POSITION HELD WITH FUND: Treasurer, Chief Financial Officer, and Principal Accounting Officer; Since January, 2004 PRINCIPAL OCCUPATION(S) DURING PAST 5
YEARS: Vice President and Finance Manager, RBC Dain Rauscher (2001-present); Compliance Officer, Great Hall Investment Funds, Inc. (2001-2003); Senior Financial Analyst, RBC Dain Rauscher (1999-2001); Financial Analyst, RBC Dain Rauscher (1997-1999); Treasurer, Chief Financial Officer and Principal Accounting Officer(2).

--------------------------------------------------------------------------------

(1) Unless otherwise specified, the address of each trustee/officer is 100 South Fifth Street, Suite 2300, Minneapolis, Minnesota 55402.

(2) Great Hall Investment Funds, Inc., J&B Funds, Babson Enterprise Fund, Inc., Babson Enterprise Fund II, Inc., Babson-Stewart Ivory International Fund, Inc., Babson Value Fund, Inc., David L. Babson Growth Fund, Inc., D.L. Babson Bond Trust, D.L. Babson Money Market Fund, Inc., D.L. Babson Tax-Free Income Fund, Inc., Shadow Stock Fund, Inc., and Investors Mark Series Fund, Inc.

MANAGEMENT

Executive Officers(1)

--------------------------------------------------------------------------------
MARTIN A. CRAMER (54)

POSITION HELD WITH FUND: Vice President, Assistant Secretary, Chief Compliance Officer, and AML Compliance Officer; Since January, 2004 PRINCIPAL OCCUPATION(S)

DURING PAST 5 YEARS: Vice President and Mutual Fund Administration Manager, Voyageur Asset Management (2003-present); Legal and Regulatory Affairs Vice President, Compliance Officer and Secretary, J&B (mutual fund management and distribution company) (1993-2003); Vice President, Assistant Secretary, Compliance Officer and AML Compliance Officer(2), and formerly, Vice President, Compliance Officer and Secretary, Buffalo Fund Complex (1994-2003) and Secretary, Gold Bank Funds(3) (2001-2003).

--------------------------------------------------------------------------------
LAURA M. MORET (50)

POSITION HELD WITH FUND: Secretary and Chief Legal Officer; Since January, 2004

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President and Senior Associate Counsel, RBC Dain Rauscher (2002-present); Vice President and Group Counsel, American Express Financial Advisors (1995-2002); Secretary(2).

--------------------------------------------------------------------------------
RAYE C. KANZENBACH (55)

POSITION HELD WITH FUND: Chief Investment Officer, Fixed Income Products; Since January, 2004

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Managing Director and Chief Investment Officer, Voyageur Asset Management; Chief Investment Officer, Great Hall Investment Funds, Inc. (1997-2004).
--------------------------------------------------------------------------------

(1) Unless otherwise specified, the address of each trustee/officer is 100 South Fifth Street, Suite 2300, Minneapolis, Minnesota 55402.
(2) Great Hall Investment Funds, Inc., J&B Funds, Babson Enterprise Fund, Inc., Babson Enterprise Fund II, Inc., Babson-Stewart Ivory International Fund, Inc., Babson Value Fund, Inc., David L. Babson Growth Fund, Inc., D.L. Babson Bond Trust, D.L. Babson Money Market Fund, Inc., D.L. Babson Tax-Free Income Fund, Inc., Shadow Stock Fund, Inc., and Investors Mark Series Fund, Inc.
(3) The Buffalo Fund Complex consists of Buffalo Balanced Fund, Inc., Buffalo Large Cap Fund, Inc., Buffalo High Yield Fund, Inc., Buffalo Small Cap Fund, Inc., Buffalo USA Global Fund, Inc., and the Buffalo Funds, which is a series fund consisting of Buffalo Science & Technology Fund and Buffalo Mid Cap Fund. Gold Bank Funds is a series fund consisting of Gold Bank Equity and Gold Bank Money Market Fund.

SHARE CLASS INFORMATION

--------------------------------------------------------------------------------
The Tamarack Funds offer five share classes, three of which are currently authorized for sale to new investors. These three share classes are the A, C and R classes.
--------------------------------------------------------------------------------
A CLASS

A Class shares are available for purchase primarily through investment advisors, broker- dealers, banks and other financial services intermediaries. A Class shares of the Tamarack Fixed Income Funds are subject to a maximum up-front sales charge of 3.75% and a 1.00% contingent deferred sales charge ("CDSC") for redemption within 12 months of a $1 million or greater purchase. A Class shares include a 0.25% (25 bps) annual 12b-1 service and distribution fee. (The 12b-1 Plan allows for 50 bps, but the Funds' distributor is currently voluntarily waiving 25 bps of the fee, and will continue to do so until at least March 31, 2005.) A Class shares have a higher up front sales charge (load) than C Class shares, but a lower annual expense ratio.
--------------------------------------------------------------------------------
C CLASS

C Class shares are also available for purchase primarily through investment advisors, broker-dealers, banks and other financial services intermediaries. C Class shares redeemed within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1.00%. (No CDSC will be charged on shares acquired through reinvestment of dividends or capital gains.) C Class shares expenses include a 1.00% (100 bps) annual 12b-1 service and distribution fee. C Class shares have a lower up-front sales charge (load) than A Class shares, but due to the higher service and distribution fee, have higher annual expenses than A Class shares.
--------------------------------------------------------------------------------
R CLASS

R Class shares are available for purchase through employer-sponsored or 401(k) retirement plans. R Class shares have no upfront sales charge (load), but are subject to a 0.50% (50 bps) 12b-1 service and distribution fee. R Class shares currently have annual expenses between A Class and C Class share expenses.
--------------------------------------------------------------------------------
S CLASS

S class shares are currently closed to new investors. This share class does not have an up front sales charge (load) or charge a 12b-1 service and distribution fee.
--------------------------------------------------------------------------------
For an investor purchasing Tamarack Funds shares through a financial services intermediary, the question as to which share class, A or C, is the best choice is dependent on many factors, including the amount to be invested and the length of time an investor anticipates holding the shares. An investor should consult with his or her financial advisor about his or her personal financial situation to determine which share class is the best choice for his or her individual situation.

SUPPLEMENTAL INFORMATION

Shareholders Proxy Voting Results
--------------------------------------------------------------------------------

APRIL 8, 2004

On April 8th, 2004 a Special Meeting of the shareholders of the D.L. Babson Tax-Free Income Fund, Inc. was held. The matters considered at the meeting, together with the actual vote tabulations relating to such matters are as follows:

D.L. Babson Tax-Free Income Fund, Inc.

1. To approve the election of the following individuals to the board of directors of the Fund:

                                                        % of               % of
                         No. of Shares    Outstanding Shares     Shares Present
                         -------------    ------------------     --------------
T. GERON BELL
Affirmative              2,873,921.757               76.859%            97.648%
Withhold                    69,222.436                1.851%             2.352%
  TOTAL                  2,943,144.193               78.710%           100.000%

LUCY HANCOCK BODE
Affirmative              2,871,387.757               76.791%            97.562%
Withhold                    71,756.436                1.919%             2.438%
  TOTAL                  2,943,144.193               78.710%           100.000%

LESLIE H. GARNER, JR.
Affirmative              2,874,049.071               76.862%            97.652%
Withhold                    69,095.122                1.848%             2.348%
  TOTAL                  2,943,144.193               78.710%           100.000%

RONALD JAMES
Affirmative              2,873,921.757               76.859%            97.648%
Withhold                    69,222.436                1.851%             2.352%
  TOTAL                  2,943,144.193               78.710%           100.000%

MICHAEL T. LEE
Affirmative              2,703,280.071               72.295%            91.850%
Withhold                   239,864.122                6.415%             8.150%
  TOTAL                  2,943,144.193               78.710%           100.000%

JOHN A. MACDONALD
Affirmative              2,874,049.071               76.862%            97.652%
Withhold                    69,095.122                1.848%             2.348%
  TOTAL                  2,943,144.193               78.710%           100.000%

H. DAVID RYBOLT
Affirmative              2,873,921.757               76.859%            97.648%
Withhold                    69,222.436                1.851%             2.352%
  TOTAL                  2,943,144.193               78.710%           100.000%

JAMES R. SEWARD
Affirmative              2,873,921.757               76.859%            97.648%
Withhold                    69,222.436                1.851%             2.352%
  TOTAL                  2,943,144.193               78.710%           100.000%

JAY H. WEIN
Affirmative              2,868,652.877               76.718%            97.469%
Withhold                    74,491.316                1.992%             2.531%
  TOTAL                  2,943,144.193               78.710%           100.000%

SUPPLEMENTAL INFORMATION

2. To approve an Agreement and Plan of Reorganization, pursuant to which the Fund would be reorganized as a separate portfolio of the Tamarack Funds Trust, a newly-created Delaware statutory trust.

                                                        % of               % of
                         No. of Shares    Outstanding Shares     Shares Present
                         -------------    ------------------     --------------
Affirmative              2,711,021.339               72.502%             92.113%
Against                     90,914.087                2.432%              3.089%
Abstain                     62,681.767                1.676%              2.130%
Broker Non-votes            78,527.000                2.100%              2.668%
  TOTAL                  2,943,144.193               78.710%            100.000%

3. To approve the modification/reclassification of certain fundamental investment policies/restrictions. Modification of policies that must remain fundamental:

3.A  Diversification

Affirmative              2,639,034.471               70.577%             89.667%
Against                    120,654.217                3.227%              4.100%
Abstain                    104,928.505                2.806%              3.565%
Broker Non-votes            78,527.000                2.100%              2.668%
  TOTAL                  2,943,144.193               78.710%            100.000%

3.B  Borrowing

Affirmative              2,637,489.099               70.536%             89.615%
Against                    126,436.619                3.381%              4.296%
Abstain                    100,691.475                2.693%              3.421%
Broker Non-votes            78,527.000                2.100%              2.668%
  TOTAL                  2,943,144.193               78.710%            100.000%

3.C  Senior Securities

Affirmative              2,643,271.501               70.691%             89.811%
Against                    120,654.217                3.226%              4.100%
Abstain                    100,691.475                2.693%              3.421%
Broker Non-votes            78,527.000                2.100%              2.668%
 TOTAL                   2,943,144.193               78.710%            100.000%

3.D  Underwriting Securities

Affirmative              2,641,972.444               70.656%             89.767%
Against                    121,953.274                3.261%              4.144%
Abstain                    100,691.475                2.693%              3.421%
Broker Non-votes            78,527.000                2.100%              2.668%
 TOTAL                   2,943,144.193               78.710%            100.000%

3.E  Real Estate

Affirmative              2,643,271.501               70.691%             89.811%
Against                    120,654.217                3.226%              4.100%
Abstain                    100,691.475                2.693%              3.421%
Broker Non-votes            78,527.000                2.100%              2.668%
 TOTAL                   2,943,144.193               78.710%            100.000%

3.F  Making Loans

Affirmative              2,641,972.444               70.656%             89.767%
Against                    121,953.274                3.261%              4.144%
Abstain                    100,691.475                2.693%              3.421%
Broker Non-votes            78,527.000                2.100%              2.668%
 TOTAL                   2,943,144.193               78.710%            100.000%

SUPPLEMENTAL INFORMATION

3.G  Concentration of Investments

                                                        % of               % of
                         No. of Shares    Outstanding Shares     Shares Present
                         -------------    ------------------     --------------
Affirmative              2,643,271.501               70.691%             89.811%
Against                    120,654.217                3.226%              4.100%
Abstain                    100,691.475                2.693%              3.421%
Broker Non-votes            78,527.000                2.100%              2.668%
 TOTAL                   2,943,144.193               78.710%            100.000%

3.H  Commodities

Affirmative              2,611,663.687               69.845%             88.737%
Against                    149,495.218                3.998%              5.080%
Abstain                    103,458.288                2.767%              3.515%
Broker Non-votes            78,527.000                2.100%              2.668%
 TOTAL                   2,943,144.193               78.710%            100.000%

Reclassification of certain policies/restrictions as non-fundamental:

3.I  Investments for Control

Affirmative              2,609,152.704               69.778%             88.652%
Against                    153,854.596                4.115%              5.227%
Abstain                    101,609.893                2.717%              3.452%
Broker Non-votes            78,527.000                2.100%              2.668%
 TOTAL                   2,943,144.193               78.710%            100.000%

3.J  Investments in Other Investment Companies

Affirmative              2,604,895.431               69.664%             88.507%
Against                    158,111.869                4.229%              5.372%
Abstain                    101,609.893                2.717%              3.453%
Broker Non-votes            78,527.000                2.100%              2.668%
 TOTAL                   2,943,144.193               78.710%            100.000%

3.K  Margin Activities and Short Selling

Affirmative              2,608,660.186               69.765%             88.635%
Against                    154,347.114                4.128%              5.244%
Abstain                    101,609.893                2.717%              3.453%
Broker Non-votes            78,527.000                2.100%              2.668%
 TOTAL                   2,943,144.193               78.710%            100.000%

3.L  Unseasoned Companies

Affirmative              2,607,609.906               69.737%             88.599%
Against                    154,347.114                4.128%              5.245%
Abstain                    102,660.173                2.745%              3.487%
Broker Non-votes            78,527.000                2.100%              2.668%
 TOTAL                   2,943,144.193               78.710%            100.000%

3.M  Investments in Securities of Related Issuers

Affirmative              2,608,680.429               69.765%             88.636%
Against                    154,326.871                4.128%              5.243%
Abstain                    101,609.893                2.717%              3.453%
Broker Non-votes            78,527.000                2.100%              2.668%
 TOTAL                   2,943,144.193               78.710%            100.000%

SUPPLEMENTAL INFORMATION

3.R  Pledging, Mortgaging and Hypothecating Fund Assets

                                                        % of               % of
                         No. of Shares    Outstanding Shares     Shares Present
                         -------------    ------------------     --------------
Affirmative              2,584,467.667               69.118%             87.813%
Against                    176,072.945                4.709%              5.983%
Abstain                    104,076.581                2.783%              3.536%
Broker Non-votes            78,527.000                2.100%              2.668%
 TOTAL                   2,943,144.193               78.710%            100.000%

3.S  Investments in Options

Affirmative              2,581,387.605               69.036%             87.708%
Against                    179,153.007                4.791%              6.088%
Abstain                    104,076.581                2.783%              3.535%
Broker Non-votes            78,527.000                2.100%              2.668%
 TOTAL                   2,943,144.193               78.710%            100.000%

3.T  Investments in Equity Securities

Affirmative              2,593,872.791               69.369%             88.133%
Against                    169,134.509                4.524%              5.746%
Abstain                    101,609.893                2.717%              3.453%
Broker Non-votes            78,527.000                2.100%              2.668%
 TOTAL                   2,943,144.193               78.710%            100.000%

3.U  Investments in Publicly Issued Debt Obligations

Affirmative              2,590,974.116               69.292%             88.034%
Against                    168,516.216                4.507%              5.726%
Abstain                    105,126.861                2.811%              3.572%
Broker Non-votes            78,527.000                2.100%              2.668%
 TOTAL                   2,943,144.193               78.710%            100.000%

4. To approve the reclassification of the Fund's general investment policies as non-fundamental policies.

Affirmative              2,608,491.276               69.760%             88.629%
Against                    132,142.943                3.534%              4.490%
Abstain                    123,982.974                3.316%              4.212%
Broker Non-votes            78,527.000                2.100%              2.668%
 TOTAL                   2,943,144.193               78.710%            100.000%

5. To ratify the selection of Deloitte & Touche LLP as the independent auditors of the Fund for the current fiscal year.

Affirmative              2,822,029.107               75.471%             95.885%
Against                     75,402.087                2.017%              2.562%
Abstain                     45,712.999                1.222%              1.553%
 TOTAL                   2,943,144.193               78.710%            100.000%

** FUND TOTALS:                 SHARES
RECORD TOTAL             3,739,215.897
VOTED SHARES             2,943,144.193
PERCENT PRESENT                78.710%

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--------------------------------------------------------------------------------

Tamarack Funds                                          PRSRT STD
P.O. box 219757                                       U.S. POSTAGE
Kansas City, MO 64121-9757                                PAID
                                                     PERMIT NO. 2891
800-422-2766                                          KANSAS CITY MO
WWW.TAMARACKFUNDS.COM





TF AR 6/04 Tamarack Distributors Inc
531371 (6/04)

TAMARACK FUNDS
ANNUAL REPORT                                                      JUNE 30, 2004


    ENTERPRISE FUND
    ENTERPRISE SMALL CAP FUND
    VALUE FUND
    MICROCAP VALUE FUND
    SMALL CAP INTERNATIONAL FUND














                                                           [LOGO] Tamarack Funds

Tamarack Funds
--------------------------------------------------------------------------------


ABOUT YOUR ANNUAL REPORT

This annual report includes detailed information regarding your Funds' performance. This report is provided to help answer your questions as a shareholder. Among these questions may be: How has my Fund performed against its benchmark both in the last year and over the last ten years (or since inception if less than ten years)? What are the annual expenses of my Fund? What are the significant accounting policies and procedures followed by my Fund?


The Tamarack Funds compare their performance against widely used market indices, depending on the market sector or investment style of the particular fund. These indices include the S&P 500 and Russell 2000.


We hope the financial information presented as well as the discussion and analysis from your portfolio manager(s) will help you evaluate your investment in the Tamarack Funds. We also encourage you to read your Fund's prospectus for further detail as to your Fund's investment policies and risk profile. Tamarack Funds prospectuses and performance information subsequent to the date of this report are available on our website at www.tamarackfunds.com.


A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) on the Fund's website at www.tamarackfunds.com; and (ii) on the Commission's website at http://www.sec.gov.


Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available
(i) on the Fund's website at www.tamarackfunds.com; and (ii) on the Securities and Exchange Commission's ("Commission") website at http://www.sec.gov.


--------------------------------------------------------------------------------

TABLE OF CONTENTS


Shareholder Letter ..............................................   1
Letter from the CIO of Equities .................................   2
Equity Portfolio Managers .......................................   3
Performance Summary .............................................   5
Enterprise Fund
- Management Discussion and Analysis ............................   8
Enterprise Small Cap Fund
- Management Discussion and Analysis ............................  10
Value Fund
- Management Discussion and Analysis ............................  12
Microcap Value Fund
- Management Discussion and Analysis ............................  14
Small Cap International Fund
- Management Discussion and Analysis ............................  16
Financial Statements
- Statements of Assets and Liabilities ..........................  18
- Statements of Operations ......................................  22
- Statements of Changes in Net Assets ...........................  24
Financial Highlights ............................................  30
Notes to Financial Statements ...................................  40
Schedule of Investments .........................................  53
Report of Independent Registered Public Accounting Firm .........  65
Management ......................................................  66
Share Class Information .........................................  69
Supplemental Information ........................................  70

SHAREHOLDER LETTER

To Our Shareholders

--------------------------------------------------------------------------------

On April 16th, 2004 the former Babson and J&B Funds were reorganized into the new Tamarack Funds Trust according to a reorganization plan approved by you and your fellow shareholders. The new Tamarack Funds, which include 17 separate portfolios (fixed income, equity and money market)*, also have a new year-end of September 30th. You may, therefore, be wondering why we are sending you a report with information including only the Enterprise, Enterprise Small Cap (formerly known as Enterprise II), Value, Microcap Value (formerly known as Shadow Stock) and Small Cap International Funds, with financial statements audited as of the former Babson and J&B Funds year-end of June 30th. We do not want to let 15 months pass between the annual audited financial statements we make available to you our shareholders. Therefore, we are providing to you an annual report one final time as of the former Babson & J&B Funds June 30th year-end. You will also receive another report in approx imately three months including all of the equity portfolios in the Tamarack Funds audited as of the new September 30th year-end. In the future you may then expect to receive regularly scheduled semi-annual and annual reports dated March 31st and September 30th for the Tamarack Funds.

The past year has clearly been a time of significant change for your Funds. However, our portfolio management team and style remain constant, as does our commitment to providing the best portfolio management services to you and all of our investors. You will also see while reading this annual report that the assets in your Fund(s) have increased, in some cases significantly, during the past twelve months.

While our first priority is managing your investment in the Tamarack Funds to maintain an appropriate balance between portfolio returns and risk (we won't seek the absolutely highest return if we deem the credit or market risk too great), we have also begun marketing our expanded fund family offerings to new investors, and hope to continue to bring new shareholders to your Funds. As part of this effort we have created a new website, www.tamarackfunds.com. We invite you to visit this site for information regarding both your Fund(s) and other Funds within the Tamarack family.

We know that no matter what the dollar balance in your Tamarack Funds shareholder account, these assets are an important part of your overall investments. We appreciate and value the trust you have placed in us and will continue our efforts to provide you with solid risk-balanced returns.

Sincerely,

/s/ Jennifer Lammers


Jennifer Lammers
President, Tamarack Funds


*TO REDUCE THE SIZE AND COMPLEXITY OF EACH ANNUAL REPORT, AND HOPEFULLY MAKE THEM EASIER FOR YOU AS A SHAREHOLDER TO USE, WE HAVE DIVIDED THE TAMARACK FUNDS INTO THREE GROUPS (FIXED INCOME, EQUITY AND MONEY MARKET) FOR ANNUAL AND SEMI-ANNUAL REPORTING AS WELL AS PROSPECTUSES. THE FORMER BABSON EQUITY FUNDS REPORT AS WELL AS THOSE OF THE OTHER TAMARACK FUNDS WILL BE AVAILABLE ON OUR WEBSITE.

LETTER FROM THE CIO OF EQUITIES


--------------------------------------------------------------------------------

The past five years have been a challenging period for investors. It seems that the only certainty of predicting the direction of markets is uncertainty. Before 2000, many investors had no idea it was possible to lose invested money; now most investors understand the possibility. With this in mind, the most important decision investors can make is their asset allocation mix. Diversification is achieved when different categories in a portfolio do not react in the same fashion during a market cycle. This phenomenon is known as low correlation. Without it, combining investments does little good. The biggest challenge for investment managers is to provide a high return while keeping risk within acceptable parameters. This is where building a diversified portfolio becomes valuable.


Why is it important to be diversified? The key reason is because leadership and performance rotates between asset classes: growth and value. Even if you know the forthcoming economic cycle, you cannot determine the outperforming asset class. And nothing could illustrate this better than the track records of value and growth stocks over recent years. No style wins all the time and when a style outperforms it can happen for a long period of time. Historically, the average length of a growth/value cycle is 1 to 9 years, with the average cycle being 4 years. In the last ten years, as we analyzed the growth and value cycles, we identified the following: from September 1998 - March 2000 growth outperformed returning 52.3% versus value with a return of 19.7%. And from April 2000 - December 2002 growth underperformed, returning -27.3% compared to value -5.8%. In rising markets growth stocks generally beat value, but not always, for example, from August 1982 - August 1987 value returned 30.5%, beating growth with a return of 27.4%. Conversely, in bear markets value does not always win, from December 1989 - October 1990 growth outperformed with a -8.1% return, versus value returning -14.3%. It is impossible to identify when the rotation in styles will occur. In a diversified portfolio, with an allocation to both growth and value stocks, it does not matter when the cycles change because it is not about owning growth or value, it is about owning growth AND value stocks.


For the prudent investor seeking to build a diversified portfolio, the Tamarack small and large cap value funds provide good diversification across market cap ranges. In addition, the Tamarack Small Cap International Fund invests in smaller, low profile foreign companies that show above-average revenue and earnings growth potential.


The future looks promising for equity markets. We are keeping an eye out for potential risks, including higher energy costs, geopolitical crises and higher interest rates. Because the U.S. has entered a period of normalized returns, long-term investors may need to show patience and stock selection will be critical. Our strategy is to buy and hold equity in high quality firms that demonstrate financial strength and consistent growth in earnings. Our goal is to balance acceptable risk and financial returns.

EQUITY PORTFOLIO MANAGERS



--------------------------------------------------------------------------------

Voyageur Asset Management employs, at its own expense, Babson Capital Management LLC (formerly David L. Babson & Co. Inc.) as sub-advisor to provide day-to-day portfolio management for the Enterprise, Enterprise Small Cap, Value and Microcap Value Funds. Voyageur employs, at its own expense, Denver Investment Advisors LLC as sub-advisor to provide day-to-day portfolio management for the Small Cap International Fund. The Tamarack Funds' Chief Investment Officer, Equity Products and the portfolio managers for each fund are:
--------------------------------------------------------------------------------

NANCY M. SCINTO
MANAGING DIRECTOR, DIRECTOR OF RESEARCH, SENIOR PORTFOLIO MANAGER.

Nancy Scinto joined Voyageur in 1999 from Chicago Trust Company where she managed institutional accounts and was co-manager of the five-star Alleghany/Chicago Growth and Income Fund. She began her career in the investment industry in 1984 and has held various positions including personal trust, equity trader, senior equity analyst and senior portfolio manager. Nancy leads the Voyageur growth equity research efforts as Director of Research. She is also the Chief Investment Officer, Equity Products for the Tamarack Funds. Nancy holds a BA from Governors State University and an MBA from DePaul University. She is also a member of the Investment Analysts Society of Chicago.

--------------------------------------------------------------------------------

ENTERPRISE FUND AND
ENTERPRISE SMALL CAP FUND

RENIE K. HEEBNER, CFA
MANAGING DIRECTOR, PORTFOLIO MANAGER.

Renie Heebner is co-portfolio manager for Enterprise Fund and is also an equity analyst specializing in microcap stocks. Renie began her career in the investment industry in 1982. Prior to joining Babson in 1987, she served in the investment department of New England Mutual Life Insurance Company. She holds a BA from Middlebury College and is a CFA charterholder. Renie is also a member of the Boston Security Analysts Society.

LANCE F. JAMES
MANAGING DIRECTOR, PORTFOLIO MANAGER.

Lance James is co-portfolio manager of Enterprise Fund and portfolio manager of Enterprise Small Cap Fund. Lance began his career in the investment industry in 1980. Prior to joining Babson in 1986, he spent time at Rockwell International Corporation, EBF Associates of Boston and later at Hewitt Associates. Lance holds an AB from Princeton University and an MBA from the Wharton School at the University of Pennsylvania.
--------------------------------------------------------------------------------

MICROCAP VALUE FUND AND
VALUE FUND

ANTHONY M. MARAMARCO, PHD, CFA
MANAGING DIRECTOR, PORTFOLIO MANAGER.

Anthony Maramarco is co-head of the large cap value team and portfolio manager for Microcap Value Fund. He is also responsible for portfolio management of the large cap value strategy. Tony began his career in the investment industry in 1981. Prior to joining Babson in 1985, he was an analyst at Connecticut National Bank. Tony holds a BA from Colby College, an MA/PhD from the University of Chicago and an MBA from Rensselaer Polytechnic Institute. He is a CFA charterholder and a member of the Boston Security Analysts Society, the Hartford Society of Financial Analysts and is a former regional director of the Financial Analyst Federation (AIMR).

EQUITY PORTFOLIO MANAGERS

MICHAEL P. STACK, CFA
MANAGING DIRECTOR, PORTFOLIO MANAGER.

Mike Stack is co-head of the large cap value team. He is also responsible for portfolio management of the large cap value strategy. Prior to joining Babson in 2002, Mike was employed by Putnam Investments where he was a Senior Vice President and senior portfolio manager. Prior to Putnam, he spent time at Independence Investment Associates, National Life Investment Management and General Electric Corp. Mike holds a BS and MS in Finance from Fairfield University and is a CFA charterholder.
--------------------------------------------------------------------------------

SMALL CAP INTERNATIONAL FUND

ADAM SCHOR, CFA
PORTFOLIO MANAGER.

Adam Schor is responsible for management of Small Cap International Fund. He began his career in the investment industry in 1989. Adam's investment experience includes visiting and investing in companies throughout the world. Adam joined Bee & Associates (currently a division of Denver Investment Advisors LLC) in 1997. Prior to that, he worked at Harris Associates from 1993 to 1997. Prior to Harris Associates, Adam worked at the State of Wisconsin Investment Board and American Family Insurance Group. He graduated from the University of Wisconsin with an MBA and has a BA in Journalism from Northwestern University. Adam is a CFA charterholder.

KEVIN BECK, CFA
EQUITY ANALYST, PORTFOLIO MANAGER.

Kevin Beck began his career in the investment industry in 1993 and is an analyst for Small Cap International Fund. He joined Bee & Associates in 2000 from Robert Fleming Inc., where he was a regional equity analyst in their Rio de Janeiro office. Kevin's prior investment experience includes American Family Insurance and Harris Associates. He graduated from the University of Wisconsin with an MBA and has a BS from Indiana University. Kevin is a CFA charterholder.

JOHN C. FENLEY, CFA
PORTFOLIO MANAGER.

John Fenley began his career in the investment industry in 1990 and serves as a portfolio manager for Small Cap International Fund. John joined Bee & Associates in 2000 from Hansberger Global Investors where he was the lead portfolio manager and portfolio team member responsible for over $1 billion in assets of international, global and small-cap mandates for institutional clients and mutual funds. Prior to that he worked as a portfolio manager and analyst at Sun Trust and at Fifth Third Bancorp. John received his MBA from Duke University's Fuqua School of Business and has a BA in Economics with a minor in Sociology from Vanderbilt University. John is also a CFA charterholder.

PERFORMANCE SUMMARY

Total Returns as of June 30, 2004

--------------------------------------------------------------------------------

TAMARACK ENTERPRISE FUND

                                                                                                  SINCE
                                        1 YEAR        3 YEAR        5 YEAR       10 YEAR      INCEPTION (a)
                                     -----------   -----------   -----------   -----------   --------------
Class A (f)
  - Including Maximum Sales
    Charge of 5.75%                      27.25%        14.65%        13.11%        12.69%         12.56%
  - At Net Asset Value                   35.03%        16.94%        14.46%        13.36%         12.89%
Class C (f)
  - Including Contingent Deferred
    Sales Charge of 1.00%                33.00%        16.06%        13.61%        12.51%         12.05%
  - At Net Asset Value                   34.00%        16.06%        13.61%        12.51%         12.05%
Class R (f)                              34.65%        16.63%        14.17%        13.07%         12.61%
Class S                                  35.35%        17.23%        14.75%        13.64%         13.17%
Russell 2000 Value Index*                35.17%        12.15%        12.82%        13.91%         12.93%
Russell 2000 Index*                      33.37%         6.24%         6.63%        10.93%         10.16%


--------------------------------------------------------------------------------

TAMARACK ENTERPRISE SMALL CAP FUND

                                                                                                SINCE
                                        1 YEAR       3 YEAR       5 YEAR       10 YEAR      INCEPTION (b)
                                     -----------   ----------   ----------   -----------   --------------
Class A (f)
  - Including Maximum Sales
    Charge of 5.75%                      29.36%        7.86%        8.80%        12.03%         11.97%
  - At Net Asset Value                   37.25%       10.02%       10.09%        12.69%         12.48%
Class C (f)
  - Including Contingent Deferred
    Sales Charge of 1.00%                35.19%        9.18%        9.26%        11.85%         11.64%
  - At Net Asset Value                   36.19%        9.18%        9.26%        11.85%         11.64%
Class R (f)                              36.86%        9.73%        9.81%        12.41%         12.20%
Class S                                  37.57%       10.28%       10.36%        12.97%         12.76%
Russell 2000 Index*                      33.37%        6.24%        6.63%        10.93%         11.55%


--------------------------------------------------------------------------------

TAMARACK VALUE FUND

                                                                                                SINCE
                                        1 YEAR        3 YEAR        5 YEAR      10 YEAR     INCEPTION (c)
                                     -----------   -----------   -----------   ---------   --------------
Class A (f)
  - Including Maximum Sales
    Charge of 5.75%                      11.50%        -1.16%        -0.57%       9.07%         11.62%
  - At Net Asset Value                   18.31%         0.81%         0.61%       9.72%         11.95%
Class C (f)
  - Including Contingent Deferred
    Sales Charge of 1.00%                16.42%         0.05%        -0.14%       8.90%         11.12%
  - At Net Asset Value                   17.42%         0.05%        -0.14%       8.90%         11.12%
Class R (f)                              18.02%         0.56%         0.36%       9.45%         11.67%
Class S                                  18.60%         1.06%         0.86%       9.99%         12.23%
Russell 1000 Value Index*                21.13%         2.97%         1.87%      12.64%         13.55%
S&P 500 Index*                           19.10%        -0.69%        -2.20%      11.82%         13.10%
S&P 500/Barra Value Index*               22.26%        -0.57%         0.13%      11.27%         12.83%


--------------------------------------------------------------------------------

PERFORMANCE SUMMARY

TAMARACK MICROCAP VALUE FUND



                                                                                                  SINCE
                                        1 YEAR        3 YEAR        5 YEAR       10 YEAR      INCEPTION (d)
                                     -----------   -----------   -----------   -----------   --------------
Class A (f)
  - Including Maximum Sales
    Charge of 5.75%                      33.08%        12.42%        12.66%        14.00%         10.27%
  - At Net Asset Value                   41.20%        14.67%        14.01%        14.68%         10.66%
Class C (f)
  - Including Contingent Deferred
    Sales Charge of 1.00%                39.14%        13.81%        13.16%        13.82%          9.84%
  - At Net Asset Value                   40.14%        13.81%        13.16%        13.82%          9.84%
Class R (f)                              40.84%        14.38%        13.73%        14.39%         10.39%
Class S                                  41.63%        14.98%        14.31%        14.97%         10.94%
Russell 2000 Value Index*                35.17%        12.15%        12.82%        13.91%         11.84%
Russell 2000 Index*                      33.37%         6.24%         6.63%        10.93%         11.04%

--------------------------------------------------------------------------------

TAMARACK SMALL CAP INTERNATIONAL FUND



                                                                                  SINCE
                                                     1 YEAR       3 YEAR      INCEPTION (e)
                                                  -----------   ----------   --------------
Class A (f)
  - Including Maximum Sales Charge of 5.75%           30.71%        6.89%          1.22%
  - At Net Asset Value                                38.64%        9.01%          2.93%
Class C (f)
  - Including Contingent Deferred Sales Charge
    of 1.00%                                          36.56%        8.18%          2.15%
  - At Net Asset Value                                37.56%        8.18%          2.15%
Class R (f)                                           38.37%        8.76%          2.69%
Class S                                               38.92%        9.27%          3.18%
MSCI EAFE Small-Cap Index*                            47.28%       12.15%         10.02%

--------------------------------------------------------------------------------

Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principle value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted.

*Each of the comparative indices is a widely recognized market value weighted measure of the return of securities. Index returns are calculated on a monthly basis, but do not include sales fees or operating expenses. You cannot invest directly into indices.

(a) The since inception date (commencement of operations) of the Fund is December 2, 1983.

(b) The since inception date (commencement of operations) of the Fund is August 5, 1991.

(c) The since inception date (commencement of operations) of the Fund is September 30, 1984.

(d) The since inception date (commencement of operations) of the Fund is September 10, 1987.

(e) The since inception date (commencement of operations) of the Fund is December 19, 2000.

(f) The inception date for Class A, Class C and Class R shares of the Fund is April 19, 2004. All performance shown for each such class of shares prior to its inception date is based on the performance of the Class S shares of the Fund, adjusted to reflect the fees and expenses of Class A, Class C and Class R shares, as applicable (and where applicable, the maximum sales charges of the Class A and Class C shares).

This Page Intentionally Left Blank.

--------------------------------------------------------------------------------

MANAGEMENT DISCUSSION AND ANALYSIS

Tamarack Enterprise Fund
--------------------------------------------------------------------------------


MARKET COMMENTARY

The equity investment environment during the first half of the twelve-month period ended June 30, 2004 (the "Reporting Period") favored speculation, as the stocks of companies with weak quality and profitability characteristics outperformed companies with more stable and predictable earnings. The market also favored small cap companies and economically sensitive market sectors expected to benefit from a continuation of economic recovery in 2004.


Moving into 2004, the pace of economic recovery continued to grow, but an employment picture featuring lackluster job growth and fears of renewed terrorism provoked investor concerns. Markets stabilized, however, with a sharp turn toward job growth. Equity markets closed the Reporting Period after recording modest gains for the first half of 2004.
--------------------------------------------------------------------------------


PERFORMANCE

The Tamarack Enterprise Fund realized strong absolute and relative returns for the Reporting Period, advancing 35.03% (Class A, net-of-fees) versus 35.17% for its benchmark, the Russell 2000 Value Index.


During the Reporting Period, the Fund capitalized on very strong investor sentiment for small and micro cap stocks. Additionally, portfolio holdings in the financial services, technology, and materials and processing sectors added considerable value over benchmark results. In each of these sectors the Fund's returns were in excess of 50% during the Reporting Period. Results in the financial services sector were particularly noteworthy, as this is the largest economic sector component of the Russell 2000 Value Index. A number of the Fund's regional bank holdings also enjoyed highly favorable results.


Detracting from results during the Reporting Period were portfolio holdings in the health care, other energy, and producer durables sectors. While performance in other energy and producer durables failed to match the robust pace of the Fund's benchmark, results were still strong on an absolute basis.
--------------------------------------------------------------------------------


OUTLOOK


The cloud of interest rate uncertainty appears to have finally lifted with the Federal Reserve's move to increase rates in June and upcoming corporate earnings are expected to be solid. Unless unforeseen surprises (terrorism, election-year angst, or a slowing economy, to name potential suspects) prevent investors from focusing on the positives, equities should continue to advance in the upcoming year.

MANAGEMENT DISCUSSION AND ANALYSIS

Tamarack Enterprise Fund

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

Long-term growth of capital.
--------------------------------------------------------------------------------

BENCHMARK

Russell 2000 Value Index
--------------------------------------------------------------------------------

ASSET ALLOCATION
(% OF FUND'S NET ASSETS)
& TOP FIVE INDUSTRIES

                                  [PIE CHART]

         Common Stocks                                 94.5%
         Investment Companies                           4.0%
         U.S. Government Agency Obligations             1.1%
         Other Assets in Excess of Liabilities          0.4%

                              TOP FIVE INDUSTRIES
Industrials                                                              18.8%
Financials                                                               17.6%
Materials                                                                12.7%
Information Technology                                                   12.3%
Other                                                                     9.3%


--------------------------------------------------------------------------------

TOP TEN HOLDINGS
(AS OF 6/30/04)
(% OF FUND'S NET ASSETS)

Encore Wire Group                                                        3.43%
Movado Group, Inc.                                                       2.88%
Terex Corp.                                                              2.60%
EDO Corp.                                                                2.39%
Gulf Island Fabrication, Inc.                                            2.39%
Tetra Technologies, Inc.                                                 2.26%
Intertape Polymer Group, Inc.                                            2.14%
The Keith Companies, Inc.                                                2.12%
ESCO Technologies, Inc.                                                  2.06%
ABM Industries, Inc.                                                     2.03%

*A listing of all portfolio holdings can be found on page 53.

--------------------------------------------------------------------------------

GROWTH OF $10,000 INITIAL
INVESTMENT OVER 10 YEARS

                                  [LINE GRAPH]

(DOLLARS IN THOUSANDS)

                         CLASS       CLASS       RUSSELL 2000
                           A           S         VALUE INDEX
                         -----       -----      -------------

         6/30/1994     $ 9,425      $10,000       $10,000.00
        12/31/1994       9,932       10,552        10,163.82
         6/30/1995      10,849       11,541        11,464.80
        12/31/1995      11,535       12,286        12,780.68
         6/30/1996      13,455       14,349        13,886.54
        12/31/1996      13,954       14,899        15,511.58
         6/30/1997      16,286       17,411        17,808.40
        12/31/1997      18,433       19,731        20,441.84
         6/30/1998      18,991       20,353        21,348.99
        12/31/1998      16,298       17,489        19,123.09
         6/30/1999      16,803       18,053        20,128.52
        12/31/1999      15,078       16,219        18,838.52
         6/30/2000      17,237       18,565        19,940.13
        12/31/2000      16,916       18,241        23,138.47
         6/30/2001      20,647       22,294        26,082.33
        12/31/2001      21,850       23,622        26,383.40
         6/30/2002      24,882       26,932        28,297.81
        12/31/2002      21,050       22,813        23,369.06
         6/30/2003      24,452       26,533        27,222.56
        12/31/2003      31,631       34,365        34,125.25
         6/30/2004      33,017       35,913        36,795.76

The graph reflects an initial investment of $10,000 over a 10 year period and is based on Class A shares at net asset value. The inception date for Class A shares of the Fund is April 19, 2004. All performance shown for Class A shares prior to the inception date is based on the performance of the Class S shares of the Fund, adjusted to reflect the fees, expenses and maximum sales charges of Class A shares. The Fund's maximum sales charge is 5.75%. The Fund's total return includes reinvested dividends and capital gains. The Fund's total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Performance of other classes will vary due to differences in fee structures.

MANAGEMENT DISCUSSION AND ANALYSIS

Tamarack Enterprise Small Cap Fund
--------------------------------------------------------------------------------

MARKET COMMENTARY

The equity investment environment during the first half of the twelve-month period ending June 30, 2004 ("the Reporting Period") favored speculation, as the stocks of companies with weak quality and profitability characteristics outperformed companies with more stable and predictable earnings. The market also favored small cap companies and economically sensitive market sectors expected to benefit from a continuation of the economic recovery during 2004.


Although the pace of economic recovery continued to grow during 2004, an employment picture featuring lackluster job growth and fears of renewed terrorism provoked continuing concerns. Investor psychology quickly shifted, however, with a sharp upturn in job growth and the assumption that interest rates would increase sooner rather than later. Equity markets then rose modestly during the second half of the Reporting Period, although late in the year a bit of a holding pattern set in due to anxiety over how much and when interest rates would rise. Indeed, in June 2004, as anticipated, the Federal Reserve boosted rates for the first time since May 2000.
--------------------------------------------------------------------------------

PERFORMANCE

The Tamarack Enterprise Small Cap Fund realized strong absolute and relative returns for the Reporting Period with a total return of 37.25% (Class A, net-of-fees) versus 33.37% for its benchmark, the Russell 2000 Index.


During the Reporting Period, the Fund capitalized on very strong investor preference for small cap stocks, and our positioning of the overall portfolio holdings in favor of sectors we expected to benefit from current economic conditions. Our stock selections were highly successful in a number of key areas including: consumer discretionary, financial services, health care, and technology. These sectors are also the four largest components of the Russell 2000 Index. Our results were particularly strong in the consumer discretionary sector, where a number of the Fund's specialty retail and service companies drove results. Several of the Fund's core positions in small regional banks also added considerable value during the Reporting Period.


Detracting from results during the Reporting Period were portfolio holdings in the other energy and producer durables sectors. Although returns for holdings in these sectors were strong on an absolute basis, they were below the robust results of these areas as measured by the Fund's benchmark.
--------------------------------------------------------------------------------

OUTLOOK

The cloud of interest rate uncertainty appears to have finally lifted with the Federal Reserve's move to increase rates in June and upcoming corporate earnings are expected to be solid. Unless unforeseen surprises (terrorism, election-year angst, or a slowing economy, to name potential suspects) prevent investors from focusing on the positives, equities should continue to advance in the upcoming year.

MANAGEMENT DISCUSSION AND ANALYSIS

Tamarack Enterprise Small Cap Fund

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

Long-term growth of capital.
--------------------------------------------------------------------------------

BENCHMARK

Russell 2000 Index
--------------------------------------------------------------------------------

ASSET ALLOCATION
(% OF FUND'S NET ASSETS)
& TOP FIVE INDUSTRIES

                                  [PIE CHART]

         Common Stocks                                 97.9%
         Investment Companies                           1.4%
         Other Assets in Excess of Liabilities          0.7%

                              TOP FIVE INDUSTRIES
Consumer Discretionary                                                   26.9%
Financials                                                               17.3%
Industrials                                                              15.6%
Materials                                                                14.7%
Healthcare                                                                9.9%

--------------------------------------------------------------------------------

TOP TEN HOLDINGS
(AS OF 6/30/04)
(% OF FUND'S NET ASSETS)

Polymedica Corp.                                                         3.89%
Carlisle Co.                                                             3.55%
CUNO, Inc.                                                               3.06%
Movado Group, Inc.                                                       2.84%
Alberto Culver Co., Class B                                              2.52%
Spartech Corp.                                                           2.44%
Mohawk Industries Co.                                                    2.37%
Cash America International, Inc.                                         2.23%
Interface, Inc.                                                          2.13%
ADVO, Inc.                                                               2.12%

*A listing of all portfolio holdings can be found on page 55.

--------------------------------------------------------------------------------

GROWTH OF $10,000 INITIAL
INVESTMENT OVER 10 YEARS

                                  [LINE GRAPH]

(DOLLARS IN THOUSANDS)

                         CLASS       CLASS       RUSSELL 2000
                           A           S            INDEX
                         -----       -----      -------------

           6/30/1994   $ 9,425     $10,000       $10,000.00
          12/31/1994     9,265       9,843        10,496.96
           6/30/1995    10,162      10,809        12,011.16
          12/31/1995    11,078      11,798        13,483.44
           6/30/1996    12,935      13,792        14,880.35
          12/31/1996    14,104      15,057        15,707.43
           6/30/1997    16,368      17,496        17,309.79
          12/31/1997    18,749      20,066        19,220.10
           6/30/1998    19,303      20,685        20,167.22
          12/31/1998    17,892      19,197        18,730.89
           6/30/1999    19,255      20,684        20,469.77
          12/31/1999    18,946      20,379        22,712.36
           6/30/2000    20,288      21,849        23,402.00
          12/31/2000    22,039      23,764        22,026.22
           6/30/2001    23,382      25,244        23,535.68
          12/31/2001    22,585      24,414        22,573.81
           6/30/2002    24,003      25,978        21,512.53
          12/31/2002    20,286      21,983        17,949.89
           6/30/2003    22,684      24,612        21,159.48
          12/31/2003    29,109      31,622        26,431.89
           6/30/2004    31,135      33,859        28,219.47

The graph reflects an initial investment of $10,000 over a 10 year period and is based on Class A shares at net asset value. The inception date for Class A shares of the Fund is April 19, 2004. All performance shown for Class A shares prior to the inception date is based on the performance of the Class S shares of the Fund, adjusted to reflect the fees, expenses and maximum sales charges of Class A shares. The Fund's maximum sales charge is 5.75%. The Fund's total return includes reinvested dividends and capital gains. The Fund's total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Performance of other classes will vary due to differences in fee structures.

MANAGEMENT DISCUSSION AND ANALYSIS

Tamarack Value Fund
--------------------------------------------------------------------------------


MARKET COMMENTARY

During the twelve months ended June 30, 2004 ("the Reporting Period"), small and micro cap companies performed particularly well. The market also favored sectors expected to perform well during periods of economic growth, but interestingly also rewarded the stocks of companies with weak quality and profitability characteristics versus companies with more stable and predictable earnings.


During the latter portion of the Reporting Period, the economy did show signs of expansion. Job growth lagged early in the year, but improved sharply during the middle of 2004. Anxiety over when and how much the Federal Reserve would raise interest rates, as well as ongoing concerns about terrorism, however, kept the equity markets to modest gains for the first half of 2004.
--------------------------------------------------------------------------------


PERFORMANCE


The Tamarack Value Fund returned 18.31% (Class A, net-of-fees) for the Reporting Period, moderately underperforming its benchmark, the Russell 1000 Value Index, which advanced 21.13% for the same time period.


The Fund's moderate underperformance was driven by the "exceptional performance for unexceptional companies" phenomenon that particularly affected market results during the first half of the Reporting Period. During this time, stocks exhibiting the weakest fundamentals and highest risk profiles led market returns. This worked against the Fund's disciplined fundamental strategy, which stresses quality. The primary areas of stock selection difficulty for the Fund were the financial services, autos and transportation, integrated oils, and materials and processing sectors. Although the returns for our portfolio holdings were highly positive in the integrated oils and materials and processing sectors, they failed to advance at the robust pace of corresponding benchmark positions.


Our portfolio holdings in the technology, consumer discretionary, and consumer staples sectors had strong returns. Our technology selections, in particularly, contributed to the Fund's positive returns. Additionally, although the health care sector was very weak (indeed market returns were negative), our stock selections in this sector outperformed corresponding benchmark positions.
--------------------------------------------------------------------------------


OUTLOOK


The cloud of interest rate uncertainty appears to have finally lifted with the Federal Reserve's move to increase rates in June and upcoming corporate earnings are expected to be solid. Unless unforeseen surprises (terrorism, election-year angst, or a slowing economy, to name potential suspects) prevent investors from focusing on the positives, equities should continue to advance in the upcoming year.

MANAGEMENT DISCUSSION AND ANALYSIS

Tamarack Value Fund

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

Long-term growth of capital and income.
--------------------------------------------------------------------------------

BENCHMARK

Russell 1000 Value Index
--------------------------------------------------------------------------------

ASSET ALLOCATION
(% OF FUND'S NET ASSETS)
& TOP FIVE INDUSTRIES

                                  [PIE GRAPH]

         Common Stocks                                 98.6%
         Investment Companies                           1.4%

                              TOP FIVE INDUSTRIES
Financials                                                               31.1%
Industrials                                                              12.0%
Consumer Discretionary                                                   11.6%
Materials                                                                 8.9%
Consumer Staples                                                          8.6%

--------------------------------------------------------------------------------

TOP TEN HOLDINGS
(AS OF 6/30/04)
(% OF FUND'S NET ASSETS)

Exxon Mobil Corp.                                                        3.58%
Citigroup, Inc.                                                          3.35%
American International
 Group, Inc.                                                             3.24%
Weyerhaeuser Co.                                                         3.06%
Diageo PLC ADR                                                           2.94%
Apple Computer, Inc.                                                     2.85%
Rockwell Collins, Inc.                                                   2.83%
McDonald's Corp.                                                         2.77%
Federal Home Loan
 Mortgage Corp.                                                          2.77%
Wells Fargo & Co.                                                        2.64%

*A listing of all portfolio holdings can be found on page 57.

--------------------------------------------------------------------------------

GROWTH OF $10,000 INITIAL
INVESTMENT OVER 10 YEARS

                                  [LINE GRAPH]

(DOLLARS IN THOUSANDS)

                         CLASS       CLASS       RUSSELL 1000
                           A           S         VALUE INDEX
                         -----       -----      -------------

          6/30/1994     $ 9,425     $10,000      $10,000.00
         12/31/1994       9,567      10,163       10,096.20
          6/30/1995      11,283      12,002       12,046.68
         12/31/1995      12,570      13,387       13,968.70
          6/30/1996      13,905      14,827       15,013.85
         12/31/1996      15,390      16,431       16,991.76
          6/30/1997      17,582      18,795       19,996.39
         12/31/1997      19,421      20,787       22,970.13
          6/30/1998      21,936      23,507       25,762.58
         12/31/1998      20,548      22,048       26,560.14
          6/30/1999      23,114      24,832       29,978.87
         12/31/1999      20,721      22,289       28,511.70
          6/30/2000      19,383      20,876       27,305.10
         12/31/2000      22,542      24,308       30,511.71
          6/30/2001      23,260      25,113       30,127.40
         12/31/2001      21,777      23,541       28,806.23
          6/30/2002      22,501      24,354       27,430.56
         12/31/2002      18,579      20,135       24,334.59
          6/30/2003      20,141      21,855       27,149.86
         12/31/2003      23,157      25,158       31,642.40
          6/30/2004      23,829      25,920       32,887.76

The graph reflects an initial investment of $10,000 over a 10 year period and is based on Class A shares at net asset value. The inception date for Class A shares of the Fund is April 19, 2004. All performance shown for Class A shares prior to the inception date is based on the performance of the Class S shares of the Fund, adjusted to reflect the fees, expenses and maximum sales charges of Class A shares. The Fund's maximum sales charge is 5.75%. The Fund's total return includes reinvested dividends and capital gains. The Fund's total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Performance of other classes will vary due to differences in fee structures.

MANAGEMENT DISCUSSION AND ANALYSIS

Tamarack Microcap Value Fund
--------------------------------------------------------------------------------


MARKET COMMENTARY


During the twelve-month period ended June 30, 2004 (the "Reporting Period"), small and micro cap equities were very much in favor with investors. However, stocks with higher risk profiles outperformed companies with more stable and predictable earnings during the first half of the Reporting Period.


During the second half of the Reporting Period, the pace of economic recovery continued to grow and the market favored sectors that have historically done well in this environment. However, job growth was slower than expected and concerns about terrorism and the war in Iraq contained equity market increases. Although small and micro cap stocks continued to do extremely well, equity markets overall closed the Reporting Period after recording modest gains for the first half of 2004.
--------------------------------------------------------------------------------


PERFORMANCE


The Tamarack Microcap Value Fund returned an impressive 41.20% (Class A, net-of-fees) for the Reporting Period, handily outperforming its benchmark, the Russell 2000 Value Index, which advanced 35.17% for the same time period.


The Reporting Period featured an almost ideal performance pattern for the Fund, as the smallest of small cap stocks were rewarded handsomely for much of the period. Additionally, the Fund's quantitative methodology, which prescribed overweighting technology stocks and underweighting financial services stocks versus the benchmark, added considerable value. Our stock selection in these areas as well as the health care and autos and transportation sectors also proved profitable. In fact, stock selection in all economic sector categories, with the exception of the utilities sector, added value during the Reporting Period.


Aside from stock selection in the utilities sector, the only other area of weakness for the Fund was in the consumer discretionary sector. The Fund's prescribed methodology, which resulted in overweighting consumer discretionary stocks versus the benchmark, did detract slightly from overall results.
--------------------------------------------------------------------------------


OUTLOOK


The cloud of interest rate uncertainty appears to have finally lifted with the Federal Reserve's move to increase rates in June and upcoming corporate earnings are expected to be solid. Unless unforeseen surprises (terrorism, election-year angst, or a slowing economy, to name potential suspects) prevent investors from focusing on the positives, equities should continue to advance in the upcoming year.

MANAGEMENT DISCUSSION AND ANALYSIS

Tamarack Microcap Value Fund

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

Long-term growth of capital.
--------------------------------------------------------------------------------

BENCHMARK

Russell 2000 Value Index
--------------------------------------------------------------------------------

ASSET ALLOCATION
(% OF FUND'S NET ASSETS)
& TOP FIVE INDUSTRIES

                                  [PIE CHART]

         Common Stocks                                 95.5%
         Investment Companies                           3.6%
         U.S. Government Agency Obligations             0.9%

                              TOP FIVE INDUSTRIES
Consumer Discretionary                                                   28.3%
Financials                                                               14.5%
Industrials                                                              13.8%
Materials                                                                 9.5%
Information Technology                                                    9.0%

--------------------------------------------------------------------------------

TOP TEN HOLDINGS
(AS OF 6/30/04)
(% OF FUND'S NET ASSETS)

Sanderson Farms, Inc.                                                    1.20%
Technical Olympic USA                                                    1.16%
URS Corp.                                                                1.16%
The Sports Authority, Inc.                                               1.13%
Meritage Corp.                                                           1.08%
William Lyon Homes, Inc.                                                 1.06%
Petrofund Energy Trust                                                   0.96%
Old Dominion Freight Line, Inc.                                          0.89%
The Finish Line, Inc., Class A                                           0.87%
FHLB DN 1.20%, 07/01/04                                                  0.85%

*A listing of all portfolio holdings can be found on page 58.

--------------------------------------------------------------------------------

GROWTH OF $10,000 INITIAL
INVESTMENT OVER 10 YEARS

                                  [LINE GRAPH]

(DOLLARS IN THOUSANDS)

                         CLASS       CLASS       RUSSELL 2000
                           A           S         VALUE INDEX
                         -----       -----      -------------

         6/30/1994     $ 9,425     $10,000        $10,000.00
        12/31/1994       9,549      10,145         10,163.82
         6/30/1995      10,921      11,616         11,464.80
        12/31/1995      11,777      12,543         12,780.68
         6/30/1996      12,760      13,606         13,886.54
        12/31/1996      14,259      15,224         15,511.58
         6/30/1997      15,736      16,821         17,808.40
        12/31/1997      18,151      19,426         20,441.84
         6/30/1998      19,336      20,721         21,348.99
        12/31/1998      18,013      19,326         19,123.09
         6/30/1999      19,240      20,668         20,128.52
        12/31/1999      18,846      20,271         18,838.52
         6/30/2000      21,094      22,716         19,940.13
        12/31/2000      20,926      22,564         23,138.47
         6/30/2001      24,582      26,538         26,082.33
        12/31/2001      25,600      27,672         26,383.40
         6/30/2002      27,570      29,838         28,297.81
        12/31/2002      22,413      24,288         23,369.06
         6/30/2003      26,251      28,482         27,222.56
        12/31/2003      33,543      36,438         34,125.25
         6/30/2004      37,065      40,337         36,795.76

The graph reflects an initial investment of $10,000 over a 10 year period and is based on Class A shares at net asset value. The inception date for Class A shares of the Fund is April 19, 2004. All performance shown for Class A shares prior to the inception date is based on the performance of the Class S shares of the Fund, adjusted to reflect the fees, expenses and maximum sales charges of Class A shares. The Fund's maximum sales charge is 5.75%. The Fund's total return includes reinvested dividends and capital gains. The Fund's total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Performance of other classes will vary due to differences in fee structures.

MANAGEMENT DISCUSSION AND ANALYSIS

Tamarack Small Cap International Fund
--------------------------------------------------------------------------------


MARKET COMMENTARY

Most international equity markets rose in the twelve months ended June 30, 2004 (the "Reporting Period"). For the fourth straight year, small company issues increased more than large ones. Following a period of high volatility amid concerns about terrorism, war and SARS, the market stabilized during the Reporting Period and investors returned to company fundamentals.

--------------------------------------------------------------------------------


PERFORMANCE


After a strong first half, the Small Cap International Fund has been quiet for the last two quarters -- a little too quiet compared to the index (more later) but generally had a solid Reporting Period, up 38.51% (Class A, net-of-fees). Of the forty-five companies owned at some point during the period in the portfolio, all but six appreciated. Our largest contributor to performance was SEZ Holdings AG. The Zurich-based company soared as it started winning orders for its machines used in the treatment of 300mm silicon wafers for semiconductor production. SEZ Holdings has a huge technological lead in the single-spin process of cleaning semiconductor wafers, a growing segment within the semiconductor equipment chain.


The Fund gain for the Reporting Period lagged its benchmark primarily for one reason: Japan. Japan contributed roughly seventeen percentage points of the MSCI EAFE Small Cap Index's gain of 47.28%. Our Japanese contribution was modest. Our far lower weight in Japanese securities and the fact that the ones we owned trailed the market combined to depress our relative return. We added value elsewhere in the world, but with Japan among the top performing small cap markets, we could not make up the gap.

--------------------------------------------------------------------------------


OUTLOOK


International small cap equities remain attractive. We think many smaller companies have used the lean years to cut costs and improve operations, creating great operating leverage for revenue growth. We expect stock prices to respond as revenue growth continues. We still believe there are many favorable factors in our sector -- such as an eventual economic recovery in Europe, increased merger and acquisition activity and attractive relative valuations. We expect solid stock pickers will be best positioned to outperform the market. Our portfolio companies are reporting solid results and better visibility than they have had in several years. On the other hand, Asian markets, noticeably Japan, may suffer as China takes steps to slow its economic expansion.


We don't let dramatic market swings panic us and we don't change our investment process. The businesses we've selected for your Fund portolio seem as solid as they have ever been. We're confident.

MANAGEMENT DISCUSSION AND ANALYSIS

Tamarack Small Cap International Fund

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

Long-term growth of capital.
--------------------------------------------------------------------------------

BENCHMARK

MSCI EAFE Small-Cap Index
--------------------------------------------------------------------------------

ASSET ALLOCATION
(% OF FUND'S NET ASSETS)
& TOP FIVE INDUSTRIES

                                   [PIE CHART]

         Common Stocks                                 89.5%
         Investment Companies                           8.4%
         Other Assets in Excess of Liabilities          2.1%

                              TOP FIVE INDUSTRIES
Information Technology                                                   25.0%
Consumer Discretionary                                                   19.2%
Industrials                                                              23.1%
Healthcare                                                                8.4%
Materials                                                                 4.4%

--------------------------------------------------------------------------------

TOP TEN HOLDINGS
(AS OF 6/30/04)
(% OF FUND'S NET ASSETS)

Interpump Group SpA                                                      3.82%
GSI Lumonics, Inc.                                                       3.53%
Elekta AB, Class B                                                       3.45%
Neopost SA                                                               3.39%
Zarlink Semiconductor, Inc.                                              3.20%
SEZ Holdings AG                                                          3.13%
Vtech Holding Ltd.                                                       3.00%
Pfeiffer Vacuum Technology AG                                            2.91%
McBride PLC                                                              2.90%
Techem AG                                                                2.89%

*A listing of all portfolio holdings can be found on page 63.

--------------------------------------------------------------------------------

GROWTH OF $10,000 INITIAL
INVESTMENT OVER 10 YEARS

                                  [LINE GRAPH]

(DOLLARS IN THOUSANDS)

                         CLASS       CLASS        MSCI EAFE
                           A           S       SMALL-CAP INDEX
                         -----       -----     ---------------

        12/19/2000     $ 9,425     $10,000       $10,000.00
        12/31/2000       9,547      10,130        10,264.00
         6/30/2001       8,057       8,560         9,928.00
        12/31/2001       7,467       7,943         8,797.00
         6/30/2002       6,876       7,323         9,571.00
        12/31/2002       6,257       6,673         7,954.00
         6/30/2003       7,528       8,038         9,793.00
        12/31/2003       9,949      10,636        12,548.00
         6/30/2004      10,427      11,156        14,005.00


The graph reflects an initial investment of $10,000 over the period since the inception of the Fund and is based on Class A shares at net asset value. The inception date for Class A shares of the Fund is April 19, 2004. All performance shown for Class A shares prior to the inception date is based on the performance of the Class S shares of the Fund, adjusted to reflect the fees, expenses and maximum sales charges of Class A shares. The Fund's maximum sales charge is 5.75%. The Fund's total return includes reinvested dividends and capital gains. The Fund's total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Performance of other classes will vary due to differences in fee structures.

FINANCIAL STATEMENTS

Statements of Assets and Liabilities
--------------------------------------------------------------------------------

JUNE 30, 2004


                                                 TAMARACK        TAMARACK ENTERPRISE        TAMARACK
                                             ENTERPRISE FUND        SMALL CAP FUND         VALUE FUND
                                            -----------------   ---------------------   ---------------
ASSETS:
Investments, at value (cost
  $280,261,187; $51,343,540 and
  $253,106,936, respectively)                  $366,319,888          $76,578,013        $387,110,379
Cash                                                308,984              225,792                   -
Interest and dividends receivable                   394,607               26,473             666,031
Receivable for capital shares issued              1,228,213              325,048              54,948
Receivable for investments sold                   1,499,678              120,916             402,516
Prepaid expenses                                     10,457                4,130               8,713
                                               ------------          -----------        ------------
 Total Assets                                   369,761,827           77,280,372         388,242,587
                                               ------------          -----------        ------------
LIABILITIES:
Payable for capital shares redeemed                  95,648               16,624             572,375
Payable for investments purchased                 1,554,301              109,612             218,659
Accrued expenses and other payables:
  Investment advisory fees                          224,278                1,812             147,936
  Administration fees                                29,553                6,125              31,631
  Distribution fees                                     478                  395                  99
  Other                                              29,597               22,247              36,454
                                               ------------          -----------        ------------
   Total Liabilities                              1,933,855              156,815           1,007,154
                                               ------------          -----------        ------------
   Net Assets                                  $367,827,972          $77,123,557        $387,235,433
                                               ============          ===========        ============
NET ASSETS CONSIST OF:
Capital                                        $273,283,675          $47,281,437        $235,247,139
Undistributed net investment income
     (loss)                                               -                    -           1,288,913
Accumulated net realized gains (losses)
  from investment and foreign
  currency transactions                           8,485,596            4,607,647          16,695,938
Net unrealized appreciation on
  investments and translation of assets
  and liabilities in foreign currency            86,058,701           25,234,473         134,003,443
                                               ------------          -----------        ------------
Net Assets                                     $367,827,972          $77,123,557        $387,235,433
                                               ============          ===========        ============
NET ASSETS:
Class A                                        $  1,871,656          $   882,284        $    295,498
Class C                                              23,315              201,521               4,517
Class R                                               3,256                3,306               3,275
Class S                                         365,929,745           76,036,446         386,932,143
                                               ------------          -----------        ------------
 Total                                         $367,827,972          $77,123,557        $387,235,433
                                               ============          ===========        ============
SHARES OUTSTANDING:
Class A                                              78,360               26,993               6,688
Class C                                                 977                6,176                 102
Class R                                                 136                  101                  74
Class S                                          15,307,509            2,325,361           8,754,837
                                               ------------          -----------        ------------
 Total                                           15,386,982            2,358,631           8,761,701
                                               ============          ===========        ============

FINANCIAL STATEMENTS

--------------------------------------------------------------------------------



                                           TAMARACK        TAMARACK ENTERPRISE      TAMARACK
                                      ENTERPRISE FUND         SMALL CAP FUND       VALUE FUND
                                      -----------------   ---------------------   -----------
NET ASSET VALUES:
Class A (a)                               $ 23.89               $ 32.69            $ 44.18
                                          =======               =======            =======
Class C (b)                               $ 23.85               $ 32.63            $ 44.11
                                          =======               =======            =======
Class R                                   $ 23.87               $ 32.66            $ 44.16
                                          =======               =======            =======
Class S                                   $ 23.91               $ 32.70            $ 44.20
                                          =======               =======            =======
MAXIMUM OFFERING PRICE PER SHARE:
(100%/100%-maximum sales charge of
  net asset value adjusted to the
  nearest cent):
Class A                                   $ 25.35               $ 34.68            $ 46.88
                                          =======               =======            =======
Maximum Sales Charge -- Class A              5.75%                 5.75%              5.75%
                                          =======               =======            =======

(a) For Class A shares, the redemption price per share is reduced by 1.00% for sales of shares within 12 months of purchase (only applicable on purchases of $1 million or more).
(b) For Class C shares, the redemption price per share is reduced by 1.00% for sales of shares within 12 months of purchase.


SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS

--------------------------------------------------------------------------------


JUNE 30, 2004


                                                               TAMARACK MICROCAP    TAMARACK SMALL CAP
                                                                  VALUE FUND        INTERNATIONAL FUND
                                                              ------------------   --------------------
ASSETS:
Investments, at value (cost $182,970,846 and $3,947,670,
 respectively)                                                   $235,464,913           $5,210,040
Cash                                                                  154,494               69,079
Interest and dividends receivable                                     174,890               10,183
Receivable for capital shares issued                                  572,051                    -
Receivable from advisor                                                     -               49,331
Reclaims receivable                                                         -                5,668
Prepaid expenses                                                        4,237                   15
                                                                 ------------           ----------
 Total Assets                                                     236,370,585            5,344,316
                                                                 ------------           ----------
LIABILITIES:
Payable for capital shares redeemed                                   753,532                    -
Accrued expenses and other payables:
  Investment advisory fees                                             98,969                    -
  Administration fees                                                  18,819                  419
  Distribution fees                                                        56                   94
  Other                                                                30,501               22,671
                                                                 ------------           ----------
   Total Liabilities                                                  901,877               23,184
                                                                 ------------           ----------
   Net Assets                                                    $235,468,708           $5,321,132
                                                                 ============           ==========
NET ASSETS CONSIST OF:
Capital                                                          $182,998,752           $4,732,291
Undistributed net investment income (loss)                            118,644               (6,137)
Accumulated net realized gains (losses) from investment
  and foreign currency transactions                                  (142,755)            (667,728)
Net unrealized appreciation on investments and translation
  of assets and liabilities in foreign currency                    52,494,067            1,262,706
                                                                 ------------           ----------
Net Assets                                                       $235,468,708           $5,321,132
                                                                 ============           ==========
NET ASSETS:
Class A                                                          $    405,035           $  222,683
Class C                                                                 3,600                3,321
Class R                                                               104,017                3,325
Class S                                                           234,956,056            5,091,803
                                                                 ------------           ----------
 Total                                                           $235,468,708           $5,321,132
                                                                 ============           ==========
SHARES OUTSTANDING:
Class A                                                                21,185               21,145
Class C                                                                   189                  316
Class R                                                                 5,444                  316
Class S                                                            12,277,238              483,455
                                                                 ------------           ----------
 Total                                                             12,304,056              505,232
                                                                 ============           ==========
NET ASSET VALUES:
Class A (a)                                                      $      19.12           $    10.53
                                                                 ============           ==========
Class C (b)                                                      $      19.09           $    10.51
                                                                 ============           ==========
Class R                                                          $      19.11           $    10.53
                                                                 ============           ==========
Class S                                                          $      19.14           $    10.53
                                                                 ============           ==========

FINANCIAL STATEMENTS

--------------------------------------------------------------------------------



                                                       TAMARACK MICROCAP    TAMARACK SMALL CAP
                                                          VALUE FUND        INTERNATIONAL FUND
                                                      ------------------   --------------------
MAXIMUM OFFERING PRICE PER SHARE:
(100%/100%-maximum sales charge of net asset value
  adjusted to the nearest cent):
Class A                                                    $ 20.29               $ 11.17
                                                           =======               =======
Maximum Sales Charge -- Class A                               5.75%                 5.75%
                                                           =======               =======

(a) For Class A shares, the redemption price per share is reduced by 1.00% for sales of shares within 12 months of purchase (only applicable on purchases of $1 million or more).
(b) For Class C shares, the redemption price per share is reduced by 1.00% for sales of shares within 12 months of purchase.


SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS

Statements of Operations
--------------------------------------------------------------------------------

FOR THE YEAR ENDED
JUNE 30, 2004


                                                TAMARACK        TAMARACK ENTERPRISE        TAMARACK
                                            ENTERPRISE FUND        SMALL CAP FUND         VALUE FUND
                                           -----------------   ---------------------   ---------------
INVESTMENT INCOME:
  Interest income                             $    65,433           $       166          $         -
  Dividend income                               2,925,331               556,028            8,849,281
  Foreign tax withholding                               -                     -                    -
                                              -----------           -----------          -----------
   Total Investment Income                      2,990,764               556,194            8,849,281
                                              -----------           -----------          -----------
EXPENSES:
  Investment advisory fees                      2,875,456               759,807            3,330,228
  Administration fees                             302,802                67,733              391,788
  Distribution fees - Class A                         909                   375                  176
  Distribution fees - Class C                          21                   204                    8
  Distribution fees - Class R                           3                     3                    3
  Accounting fees                                  90,790                24,144              121,406
  Custodian fees                                   11,237                 6,523                8,581
  Legal and Audit fees                             69,185                30,314               86,831
  Registration and filing fees                     55,127                50,279               49,554
  Shareholder reports                              56,645                12,884               77,016
  Transfer agent fees                             223,451                77,539              391,321
  Trustees' fees                                   10,665                11,824                8,304
  Other fees                                       10,994                 3,024               13,542
                                              -----------           -----------          -----------
  Total expenses before voluntary fee
   reductions                                   3,707,285             1,044,653            4,478,758
Expenses voluntarily reduced by:
  Advisor                                        (434,618)             (163,798)            (721,921)
  Distributor                                        (455)                 (187)                 (88)
                                              -----------           -----------          -----------
  Net Expenses                                  3,272,212               880,668            3,756,749
                                              -----------           -----------          -----------
NET INVESTMENT INCOME (LOSS)                     (281,448)             (324,474)           5,092,532
                                              -----------           -----------          -----------
REALIZED/UNREALIZED GAINS (LOSSES)
  FROM INVESTMENTS:
Net realized gains from investment
  transactions                                 25,350,262             6,893,399           30,022,459
Net change in unrealized appreciation
  on investments                               52,621,447            13,406,860           31,457,240
Net change in translation of assets and
  liabilities in foreign currencies                     -                     -                    -
                                              -----------           -----------          -----------
Net realized/unrealized gains from
  investments                                  77,971,709            20,300,259           61,479,699
                                              -----------           -----------          -----------
Change in net assets resulting from
  operations                                  $77,690,261           $19,975,785          $66,572,231
                                              ===========           ===========          ===========

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS

--------------------------------------------------------------------------------


FOR THE YEAR ENDED
JUNE 30, 2004


                                                                   TAMARACK MICROCAP    TAMARACK SMALL CAP
                                                                      VALUE FUND        INTERNATIONAL FUND
                                                                  ------------------   --------------------
INVESTMENT INCOME:
  Interest income                                                    $    35,698            $        -
  Dividend income                                                      2,080,878                83,737
  Foreign tax withholding                                                      -               (11,650)
                                                                     -----------            ----------
   Total Investment Income                                             2,116,576                72,087
                                                                     -----------            ----------
EXPENSES:
  Investment advisory fees                                             1,423,278                64,300
  Administration fees                                                    158,139                 4,434
  Distribution fees - Class A                                                 85                   172
  Distribution fees - Class C                                                  7                     6
  Distribution fees - Class R                                                  8                     3
  Accounting fees                                                         55,612                 6,968
  Custodian fees                                                          23,545                16,502
  Legal and Audit fees                                                    49,080                45,206
  Registration and filing fees                                            54,716                59,740
  Shareholder reports                                                     26,088                 7,053
  Transfer agent fees                                                     94,982                 5,427
  Trustees' fees                                                          11,670                12,608
  Other fees                                                               6,443                 6,069
                                                                     -----------            ----------
  Total expenses before voluntary fee reductions                       1,903,653               228,488
Expenses voluntarily reduced by:
  Advisor                                                               (272,203)             (157,286)
  Distributor                                                                (44)                  (87)
                                                                     -----------            ----------
  Net Expenses                                                         1,631,406                71,115
                                                                     -----------            ----------
NET INVESTMENT INCOME (LOSS)                                             485,170                   972
                                                                     -----------            ----------
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains from investment transactions                        5,148,727               458,229
Net change in unrealized appreciation on investments                  38,550,634               891,697
Net change in translation of assets and liabilities in foreign
  currencies                                                                   -                   217
                                                                     -----------            ----------
Net realized/unrealized gains from investments                        43,699,361             1,350,143
                                                                     -----------            ----------
Change in net assets resulting from operations                       $44,184,531            $1,351,115
                                                                     ===========            ==========

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets
--------------------------------------------------------------------------------


TAMARACK ENTERPRISE FUND


                                                                FOR THE YEAR ENDED    FOR THE YEAR ENDED
                                                                  JUNE 30, 2004          JUNE 30, 2003
                                                               -------------------   --------------------
FROM INVESTMENT ACTIVITIES:
Operations:
  Net investment income (loss)                                    $    (281,448)        $      436,159
  Net realized gains (losses) from investment transactions           25,350,262            (16,021,294)
  Net change in unrealized appreciation (depreciation) on
   investments and translation of assets and liabilities in
   foreign currencies                                                52,621,447            (13,778,746)
                                                                  -------------         --------------
Change in net assets from operations                                 77,690,261            (29,363,881)
                                                                  -------------         --------------
DISTRIBUTIONS TO CLASS S SHAREHOLDERS:
  From net investment income                                            (43,832)              (389,957)
  From net realized gains from investment transactions                        -               (228,580)
  From return of capital                                                      -                      -
                                                                  -------------         --------------
Change in net assets from shareholder distributions                     (43,832)              (618,537)
                                                                  -------------         --------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued                                       160,648,059             77,753,773
  Dividends reinvested                                                   38,566                529,183
  Cost of shares redeemed                                           (79,156,190)          (209,998,143)
                                                                  -------------         --------------
Change in net assets from capital transactions                       81,530,435           (131,715,187)
                                                                  -------------         --------------
Net increase (decrease) in net assets                               159,176,864           (161,697,605)

NET ASSETS:
  Beginning of year                                                 208,651,108            370,348,713
                                                                  -------------         --------------
  End of year                                                     $ 367,827,972         $  208,651,108
                                                                  =============         ==============
  Undistributed net investment income                             $           -         $       43,829
                                                                  =============         ==============
SHARE TRANSACTIONS:
  Issued                                                              7,145,481              5,059,364
  Reinvested                                                              1,685                 30,390
  Redeemed                                                           (3,572,168)           (13,870,209)
                                                                  -------------         --------------
Change in shares from capital transactions                            3,574,998             (8,780,455)
                                                                  =============         ==============

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets
--------------------------------------------------------------------------------


TAMARACK ENTERPRISE
SMALL CAP FUND


                                                                FOR THE YEAR ENDED    FOR THE YEAR ENDED
                                                                  JUNE 30, 2004          JUNE 30, 2003
                                                               -------------------   --------------------
FROM INVESTMENT ACTIVITIES:
Operations:
  Net investment income (loss)                                    $    (324,474)        $     (89,517)
  Net realized gains (losses) from investment transactions            6,893,399            (2,282,735)
  Net change in unrealized appreciation (depreciation) on
   investments and translation of assets and liabilities in
   foreign currencies                                                13,406,860            (1,397,387)
                                                                  -------------         -------------
Change in net assets from operations                                 19,975,785            (3,769,639)
                                                                  -------------         -------------
DISTRIBUTIONS TO CLASS S SHAREHOLDERS:
  From net investment income                                                  -                     -
  From net realized gains from investment transactions                        -            (1,109,290)
  From return of capital                                                      -                     -
                                                                  -------------         -------------
Change in net assets from shareholder distributions                           -            (1,109,290)
                                                                  -------------         -------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued                                        15,468,065             9,288,735
  Dividends reinvested                                                        -             1,044,478
  Cost of shares redeemed                                           (11,581,541)          (13,612,663)
                                                                  -------------         -------------
Change in net assets from capital transactions                        3,886,524            (3,279,450)
                                                                  -------------         -------------
Net increase (decrease) in net assets                                23,862,309            (8,158,379)

NET ASSETS:
  Beginning of year                                                  53,261,248            61,419,627
                                                                  -------------         -------------
  End of year                                                     $  77,123,557         $  53,261,248
                                                                  =============         =============
  Undistributed net investment income                             $           -         $           -
                                                                  =============         =============
SHARE TRANSACTIONS:
  Issued                                                                504,598               424,863
  Reinvested                                                                  -                43,960
  Redeemed                                                             (385,497)             (626,353)
                                                                  -------------         -------------
Change in shares from capital transactions                              119,101              (157,530)
                                                                  =============         =============

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

TAMARACK VALUE FUND


                                                                FOR THE YEAR ENDED    FOR THE YEAR ENDED
                                                                  JUNE 30, 2004          JUNE 30, 2003
                                                               -------------------   --------------------
FROM INVESTMENT ACTIVITIES:
Operations:
  Net investment income (loss)                                    $   5,092,532         $   4,517,437
  Net realized gains (losses) from investment transactions           30,022,459            (5,433,983)
  Net change in unrealized appreciation (depreciation) on
   investments and translation of assets and liabilities in
   foreign currencies                                                31,457,240           (45,672,797)
                                                                  -------------         -------------
Change in net assets from operations                                 66,572,231           (46,589,343)
                                                                  -------------         -------------
DISTRIBUTIONS TO CLASS S SHAREHOLDERS:
  From net investment income                                         (3,800,757)           (4,450,101)
  From net realized gains from investment transactions               (3,742,736)                    -
  From return of capital                                                      -                     -
                                                                  -------------         -------------
Change in net assets from shareholder distributions                  (7,543,493)           (4,450,101)
                                                                  -------------         -------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued                                        37,127,202            83,748,273
  Dividends reinvested                                                7,260,313             4,270,867
  Cost of shares redeemed                                           (89,961,354)          (99,685,751)
                                                                  -------------         -------------
Change in net assets from capital transactions                      (45,573,839)          (11,666,611)
                                                                  -------------         -------------
Net increase (decrease) in net assets                                13,454,899           (62,706,055)

NET ASSETS:
  Beginning of year                                                 373,780,534           436,486,589
                                                                  -------------         -------------
  End of year                                                     $ 387,235,433         $ 373,780,534
                                                                  =============         =============
  Undistributed (distributions in excess of) net
   investment income                                              $   1,288,913         $      (2,864)
                                                                  =============         =============
SHARE TRANSACTIONS:
  Issued                                                                888,022             2,326,864
  Reinvested                                                            170,742               119,366
  Redeemed                                                           (2,138,878)           (2,789,637)
                                                                  -------------         -------------
Change in shares from capital transactions                           (1,080,114)             (343,407)
                                                                  =============         =============

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets
--------------------------------------------------------------------------------


TAMARACK MICROCAP VALUE FUND


                                                                FOR THE YEAR ENDED    FOR THE YEAR ENDED
                                                                  JUNE 30, 2004          JUNE 30, 2003
                                                               -------------------   --------------------
FROM INVESTMENT ACTIVITIES:
Operations:
  Net investment income (loss)                                    $     485,170         $     297,659
  Net realized gains (losses) from investment transactions            5,148,727            (4,609,799)
  Net change in unrealized appreciation (depreciation) on
   investments and translation of assets and liabilities in
   foreign currencies                                                38,550,634              (849,567)
                                                                  -------------         -------------
Change in net assets from operations                                 44,184,531            (5,161,707)
                                                                  -------------         -------------
DISTRIBUTIONS TO CLASS S SHAREHOLDERS:
  From net investment income                                           (397,468)             (297,133)
  From net realized gains from investment transactions                 (481,025)           (1,908,203)
  From return of capital                                                      -                     -
                                                                  -------------         -------------
Change in net assets from shareholder distributions                    (878,493)           (2,205,336)
                                                                  -------------         -------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued                                       136,437,976            41,992,905
  Dividends reinvested                                                  822,848             2,091,769
  Cost of shares redeemed                                           (37,300,490)          (40,827,933)
                                                                  -------------         -------------
Change in net assets from capital transactions                       99,960,334             3,256,741
                                                                  -------------         -------------
Net increase (decrease) in net assets                               143,266,372            (4,110,302)

NET ASSETS:
  Beginning of year                                                  92,202,336            96,312,638
                                                                  -------------         -------------
  End of year                                                     $ 235,468,708         $  92,202,336
                                                                  =============         =============
  Undistributed net investment income                             $     118,644         $      30,943
                                                                  =============         =============
SHARE TRANSACTIONS:
  Issued                                                              7,615,318             3,453,385
  Reinvested                                                             47,345               155,835
  Redeemed                                                           (2,137,437)           (3,426,704)
                                                                  -------------         -------------
Change in shares from capital transactions                            5,525,226               182,516
                                                                  =============         =============

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets
--------------------------------------------------------------------------------


TAMARACK SMALL CAP
INTERNATIONAL FUND


                                                                FOR THE YEAR ENDED    FOR THE YEAR ENDED
                                                                  JUNE 30, 2004          JUNE 30, 2003
                                                               -------------------   --------------------
FROM INVESTMENT ACTIVITIES:
Operations:
  Net investment income (loss)                                     $      972            $       (864)
  Net realized gains (losses) from investment transactions            458,229                (308,355)
  Net change in unrealized appreciation (depreciation) on
   investments and translation of assets and liabilities in
   foreign currencies                                                 891,914                 592,796
                                                                   ----------            ------------
Change in net assets from operations                                1,351,115                 283,577
                                                                   ----------            ------------
DISTRIBUTIONS TO CLASS S SHAREHOLDERS:
  From net investment income                                                -                       -
  From net realized gains from investment transactions                      -                       -
  From return of capital                                                    -                (192,818)
                                                                   ----------            ------------
Change in net assets from shareholder distributions                         -                (192,818)
                                                                   ----------            ------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued                                       1,364,923               1,370,049
  Dividends reinvested                                                      -                 192,788
  Cost of shares redeemed                                            (680,497)             (1,360,738)
                                                                   ----------            ------------
Change in net assets from capital transactions                        684,426                 202,099
                                                                   ----------            ------------
Net increase (decrease) in net assets                               2,035,541                 292,858

NET ASSETS:
  Beginning of year                                                 3,285,591               2,992,733
                                                                   ----------            ------------
  End of year                                                      $5,321,132            $  3,285,591
                                                                   ==========            ============
  Undistributed (distributions in excess of) net
   investment income                                               $   (6,137)           $          -
                                                                   ==========            ============
SHARE TRANSACTIONS:
  Issued                                                              136,970                 202,662
  Reinvested                                                                -                  24,466
  Redeemed                                                            (64,943)               (202,643)
                                                                   ----------            ------------
Change in shares from capital transactions                             72,027                  24,485
                                                                   ==========            ============

SEE NOTES TO FINANCIAL STATEMENTS.

This Page Intentionally Left Blank.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
Tamarack Enterprise Fund
--------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED JUNE 30 (EXCEPT AS NOTED)




CLASS S                                           2004 (e)           2003            2002             2001             2000
---------------------------------------------- --------------   -------------   --------------   --------------   --------------
Net Asset Value, Beginning of Period              $ 17.66         $  17.98         $ 15.24          $ 13.82          $ 14.72
INVESTMENT ACTIVITIES:
  Net Investment Income/(Loss)                      (0.02)           0.04             0.02             0.03             0.03
  Net Realized and Unrealized Gains/(Losses)         6.27           (0.31)            3.08             2.46             0.18
   on Investments
                                                  -------         --------         -------          -------          -------
  Total from Investment Activities                   6.25           (0.27)            3.10             2.49             0.21
DISTRIBUTIONS:
  Net Investment Income                                 -(f)        (0.03)           (0.05)           (0.02)           (0.04)
  Net Realized Gains                                    -           (0.02)           (0.31)           (1.05)           (1.07)
                                                  -------         --------         -------          -------          -------
  Total Distributions                                   -           (0.05)           (0.36)           (1.07)           (1.11)
                                                  -------         --------         -------          -------          -------
Net Asset Value, End of Period                    $ 23.91         $  17.66         $ 17.98          $ 15.24          $ 13.82
Total Return*                                       35.35%          (1.48%)          20.82%           20.08%            2.84%
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (000's)               $365,930        $208,651         $370,351         $136,726         $111,394
  Ratio of Expenses to Average Net Assets            1.08%           1.08%            1.08%            1.15%            1.14%
  Ratio of Net Investment Income/(Loss) to          (0.09%)          0.21%            0.04%            0.25%            0.15%
   Average Net Assets
  Ratio of Expenses to Average Net Assets**          1.22%           1.14%                (d)              (d)              (d)
  Portfolio Turnover***                                28%             13%              93%              55%              32%

SEE NOTES TO FINANCIAL STATEMENTS.

     FINANCIAL HIGHLIGHTS



CLASS A (a)                                        2004
-----------                                        ----
Net Asset Value, Beginning of                   $    24.01
    Period
INVESTMENT ACTIVITIES:
    Net Investment Income/(Loss)                         -
    Net Realized and Unrealized                      (0.12)
       Gains/(Losses) on Investments
                                                ----------
    Total from Investment Activities                 (0.12)
DISTRIBUTIONS:
    Net Investment Income                                -
    Net Realized Gains                                   -
                                                ----------
    Total Distributions                                  -
                                                ----------
Net Asset Value, End of Period                  $    23.89
Total Return*                                        (0.50%)(b)
RATIOS/SUPPLEMENTAL DATA:
    Net Assets, End of Period (000's)           $    1,872
    Ratio of Expenses to Average Net                  1.33%(c)
       Assets
    Ratio of Net Investment                          (0.07%)(c)
       Income/(Loss) to Average Net
       Assets
    Ratio of Expenses to Average Net                  1.72%(c)
       Assets**
    Portfolio Turnover***                               28%



CLASS C (a)                                        2004
-----------                                        ----
Net Asset Value, Beginning of                   $    24.01
    Period
INVESTMENT ACTIVITIES:
    Net Investment Income/(Loss)                     (0.01)
    Net Realized and Unrealized                      (0.15)
       Gains/(Losses) on Investments
                                                ----------
    Total from Investment Activities                 (0.16)
DISTRIBUTIONS:
    Net Investment Income                                -
    Net Realized Gains                                   -
                                                ----------
    Total Distributions                                  -
                                                ----------
Net Asset Value, End of Period                  $    23.85
Total Return*                                        (0.67%)(b)
RATIOS/SUPPLEMENTAL DATA:
    Net Assets, End of Period (000's)           $       23
    Ratio of Expenses to Average Net                  2.07%(c)
       Assets
    Ratio of Net Investment                          (0.67%)(c)
       Income/(Loss) to Average Net
       Assets
    Ratio of Expenses to Average Net                  2.22%(c)
       Assets**
    Portfolio Turnover***                               28%



CLASS R (a)                                         2004
-----------                                         ----
Net Asset Value, Beginning of                   $    24.01
    Period
INVESTMENT ACTIVITIES:
    Net Investment Income/(Loss)                     (0.02)
    Net Realized and Unrealized                      (0.12)
       Gains/(Losses) on Investments
                                                ----------
    Total from Investment Activities                 (0.14)
DISTRIBUTIONS:
    Net Investment Income                                -
    Net Realized Gains                                   -
                                                ----------
    Total Distributions                                  -
                                                ----------
Net Asset Value, End of Period                  $    23.87
Total Return*                                        (0.58%)(b)
RATIOS/SUPPLEMENTAL DATA:
    Net Assets, End of Period (000's)           $        3
    Ratio of Expenses to Average Net                  1.54%(c)
       Assets
    Ratio of Net Investment                          (0.38%)(c)
       Income/(Loss) to Average Net
       Assets
    Ratio of Expenses to Average Net                  1.61%(c)
       Assets**
    Portfolio Turnover***                               28%

  * Excludes sales charge.
 ** During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated. See notes to financial statements.
*** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.


(a) For the period from April 19, 2004 (commencement of operations) to June 30, 2004.
(b)  Not annualized.
(c)  Annualized.
(d)  There were no waivers or reimbursements during the period.
(e) The pre-existing class of shares was designated Class S shares as of April 19, 2004.
(f)  Less than $0.01 per share.


SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

Tamarack Enterprise Small Cap Fund
--------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED JUNE 30 (EXCEPT AS NOTED)




CLASS S                                          2004 (e)        2003            2002            2001            2000
---------------------------------------------- -----------   ------------   -------------   -------------   -------------
Net Asset Value, Beginning of Period             $ 23.78       $ 25.62        $ 26.19          $ 25.18         $ 24.48
INVESTMENT ACTIVITIES:
  Net Investment Income/(Loss)                     (0.14)        (0.04)         (0.03)           0.04            0.02
  Net Realized and Unrealized Gains/(Losses)        9.06         (1.29)          0.73            3.63            1.30
   on Investments
                                                 -------       -------        -------          -------         -------
  Total from Investment Activities                  8.92         (1.33)          0.70            3.67            1.32
DISTRIBUTIONS:
  Net Investment Income                                -             -          (0.01)          (0.03)          (0.02)
  Net Realized Gains                                   -         (0.51)         (1.26)          (2.63)          (0.60)
                                                 -------       -------        -------          -------         -------
  Total Distributions                                  -         (0.51)         (1.27)          (2.66)          (0.62)
                                                 -------       -------        -------          -------         -------
Net Asset Value, End of Period                   $ 32.70       $ 23.78        $ 25.62          $ 26.19         $ 25.18
Total Return*                                      37.57%        (5.22%)         2.91%          15.54%           5.63%
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (000's)              $76,036       $53,261        $61,420          $60,322         $59,758
  Ratio of Expenses to Average Net Assets           1.30%         1.30%          1.30%           1.30%           1.27%
  Ratio of Net Investment Income/(Loss) to         (0.48%)       (0.18%)        (0.14%)          0.12%           0.08%
   Average Net Assets
  Ratio of Expenses to Average Net Assets**         1.54%         1.38%              (d)             (d)             (d)
  Portfolio Turnover***                               33%           25%            37%             41%             23%

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS



CLASS A (a)                                        2004
-----------                                        ----
Net Asset Value, Beginning of                   $    32.36
    Period
INVESTMENT ACTIVITIES:
    Net Investment Income/(Loss)                     (0.03)
    Net Realized and Unrealized                       0.36
       Gains/(Losses) on Investments
                                                ----------
    Total from Investment Activities                  0.33
DISTRIBUTIONS:
    Net Investment Income                                -
    Net Realized Gains                                   -
                                                ----------
    Total Distributions                                  -
                                                ----------
Net Asset Value, End of Period                  $    32.69
Total Return*                                         1.02%(b)
RATIOS/SUPPLEMENTAL DATA:
    Net Assets, End of Period (000's)           $      882
    Ratio of Expenses to Average Net                  1.54%(c)
       Assets
    Ratio of Net Investment                          (1.08%)(c)
       Income/(Loss) to Average Net
       Assets
    Ratio of Expenses to Average Net                  2.64%(c)
       Assets**
    Portfolio Turnover***                               33%



CLASS C (a)                                       2004
-----------                                       ----
Net Asset Value, Beginning of                   $    32.36
    Period
INVESTMENT ACTIVITIES:
    Net Investment Income/(Loss)                     (0.06)
    Net Realized and Unrealized                       0.33
       Gains/(Losses) on Investments
                                                ----------
    Total from Investment Activities                  0.27
DISTRIBUTIONS:
    Net Investment Income                                -
    Net Realized Gains                                   -
                                                ----------
    Total Distributions                                  -
                                                ----------
Net Asset Value, End of Period                  $    32.63
Total Return*                                         0.83%(b)
RATIOS/SUPPLEMENTAL DATA:
    Net Assets, End of Period (000's)           $      202
    Ratio of Expenses to Average Net                  2.30%(c)
       Assets
    Ratio of Net Investment                          (1.88%)(c)
       Income/(Loss) to Average Net
       Assets
    Ratio of Expenses to Average Net                  3.18%(c)
       Assets**
    Portfolio Turnover***                               33%





CLASS R (a)                                         2004
-----------                                         ----
Net Asset Value, Beginning of                   $    32.36
    Period
INVESTMENT ACTIVITIES:
    Net Investment Income/(Loss)                     (0.06)
    Net Realized and Unrealized                       0.36
       Gains/(Losses) on Investments
                                                ----------
    Total from Investment Activities                  0.30
DISTRIBUTIONS:
    Net Investment Income                                -
    Net Realized Gains                                   -
                                                ----------
    Total Distributions                                  -
                                                ----------
Net Asset Value, End of Period                  $    32.66
Total Return*                                         0.93%(b)
RATIOS/SUPPLEMENTAL DATA:
    Net Assets, End of Period (000's)           $        3
    Ratio of Expenses to Average Net                  1.82%(c)
       Assets
    Ratio of Net Investment                          (0.98%)(c)
       Income/(Loss) to Average Net
       Assets
    Ratio of Expenses to Average Net                  2.38%(c)
       Assets**
    Portfolio Turnover***                               33%

  * Excludes sales charge.
 ** During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated. See notes to financial statements.
*** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.


(a) For the period from April 19, 2004 (commencement of operations) to June 30, 2004.
(b)  Not annualized.
(c)  Annualized.
(d)  There were no waivers or reimbursements during the period.
(e) The pre-existing class of shares was designated Class S shares as of April 19, 2004.


SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

Tamarack Value Fund
--------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED JUNE 30 (EXCEPT AS NOTED)



CLASS S                                          2004 (e)          2003            2002            2001             2000
---------------------------------------------- ------------   -------------   -------------   --------------   -------------
Net Asset Value, Beginning of Period             $ 37.98      $  42.85         $ 45.43           $ 38.76       $ 51.36
INVESTMENT ACTIVITIES:
  Net Investment Income                             0.56          0.45            0.44              0.65          1.27
  Net Realized and Unrealized Gains/(Losses)        6.47         (4.88)          (1.87)             7.12         (9.35)
   on Investments
                                                --------       --------         -------          -------        --------
  Total from Investment Activities                  7.03         (4.43)          (1.43)             7.77         (8.08)
DISTRIBUTIONS:
  Net Investment Income                            (0.41)        (0.44)          (0.07)            (0.90)        (0.96)
  Return of Capital                                    -             -           (0.41)                -             -
  Net Realized Gains                               (0.40)            -           (0.67)            (0.20)        (3.56)
                                                --------       --------         -------          -------        --------
  Total Distributions                              (0.81)        (0.44)          (1.15)            (1.10)        (4.52)
                                                --------       --------         -------          -------        --------
Net Asset Value, End of Period                   $ 44.20      $  37.98         $ 42.85           $ 45.43       $ 38.76
Total Return*                                      18.60%       (10.26%)         (3.02%)           20.30%       (15.93%)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (000's)             $386,932      $373,781        $436,487          $495,817      $528,469
  Ratio of Expenses to Average Net Assets           0.96%         0.96%           0.96%             0.96%         0.96%
  Ratio of Net Investment Income to Average         1.30%         1.24%           1.02%             1.38%         2.41%
   Net Assets
  Ratio of Expenses to Average Net Assets**         1.14%         0.99%               (d)               (d)           (d)
  Portfolio Turnover***                               14%           78%             25%               27%           18%

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS



CLASS A (a)                                        2004
-----------                                        ----
Net Asset Value, Beginning of                   $    44.16
    Period
INVESTMENT ACTIVITIES:
    Net Investment Income                             0.08
    Net Realized and Unrealized                      (0.06)
       Gains/(Losses) on Investments
                                                ----------
    Total from Investment Activities                  0.02
DISTRIBUTIONS:
    Net Investment Income                                -
    Net Realized Gains                                   -
                                                ----------
    Total Distributions                                  -
                                                ----------
Net Asset Value, End of Period                  $    44.18
Total Return*                                         0.05%(b)
RATIOS/SUPPLEMENTAL DATA:
    Net Assets, End of Period (000's)           $      295
    Ratio of Expenses to Average Net                  1.21%(c)
       Assets
    Ratio of Net Investment Income                    1.43%(c)
       to Average Net Assets
    Ratio of Expenses to Average Net                  1.72%(c)
       Assets**
    Portfolio Turnover***                               14%



CLASS C (a)                                       2004
-----------                                       ----
Net Asset Value, Beginning of                   $    44.16
    Period
INVESTMENT ACTIVITIES:
    Net Investment Income                             0.04
    Net Realized and Unrealized                      (0.09)
       Gains/(Losses) on Investments
                                                ----------
    Total from Investment Activities                 (0.05)
DISTRIBUTIONS:
    Net Investment Income                                -
    Net Realized Gains                                   -
                                                ----------
    Total Distributions                                  -
                                                ----------
Net Asset Value, End of Period                  $    44.11
Total Return*                                        (0.11%)(b)
RATIOS/SUPPLEMENTAL DATA:
    Net Assets, End of Period (000's)           $        5
    Ratio of Expenses to Average Net                  1.97%(c)
       Assets
    Ratio of Net Investment Income                    0.57%(c)
       to Average Net Assets
    Ratio of Expenses to Average Net                  2.20%(c)
       Assets**
    Portfolio Turnover***                               14%





CLASS R (a)                                        2004
-----------                                        ----
Net Asset Value, Beginning of                   $    44.16
    Period
INVESTMENT ACTIVITIES:
    Net Investment Income                             0.09
    Net Realized and Unrealized                      (0.09)
       Gains/(Losses) on Investments
                                                ----------
    Total from Investment Activities                     -
DISTRIBUTIONS:
    Net Investment Income                                -
    Net Realized Gains                                   -
                                                ----------
    Total Distributions                                  -
                                                ----------
Net Asset Value, End of Period                  $    44.16
Total Return*                                         0.00%(b)
RATIOS/SUPPLEMENTAL DATA:
    Net Assets, End of Period (000's)           $        3
    Ratio of Expenses to Average Net                  1.45%(c)
       Assets
    Ratio of Net Investment Income                    1.08%(c)
       to Average Net Assets
    Ratio of Expenses to Average Net                  1.72%(c)
       Assets**
    Portfolio Turnover***                               14%

  * Excludes sales charge.
 ** During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated. *** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(a) For the period from April 19, 2004 (commencement of operations) to June 30, 2004.
(b)  Not annualized.
(c)  Annualized.
(d)  There were no waivers or reimbursements during the period.
(e) The pre-existing class of shares was designated Class S shares as of April 19, 2004.


SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

Tamarack Microcap Value Fund
--------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED JUNE 30 (EXCEPT AS NOTED)




CLASS S                                          2004 (e)         2003           2002            2001            2000
---------------------------------------------- ------------   -----------   -------------   -------------   -------------
Net Asset Value, Beginning of Period              $ 13.60       $ 14.60       $ 13.23         $ 12.26         $ 12.06
INVESTMENT ACTIVITIES:
  Net Investment Income/(Loss)                       0.05          0.05          0.03            0.13            0.09
  Net Realized and Unrealized Gains/(Losses)         5.60         (0.72)         1.58            1.74            1.04
   on Investments
                                                  -------        -------        -------         -------         -------
  Total from Investment Activities                   5.65         (0.67)         1.61            1.87            1.13
DISTRIBUTIONS:
  Net Investment Income                             (0.05)        (0.04)        (0.02)          (0.13)          (0.07)
  Net Realized Gains                                (0.06)        (0.29)        (0.22)          (0.77)          (0.86)
                                                 --------       -------        -------         -------         -------
  Total Distributions                               (0.11)        (0.33)        (0.24)          (0.90)          (0.93)
                                                 --------       -------        -------         -------         -------
Net Asset Value, End of Period                    $ 19.14       $ 13.60       $ 14.60         $ 13.23         $ 12.26
Total Return*                                       41.63%        (4.55%)       12.44%          16.82%           9.91%
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (000's)              $234,956       $92,202       $96,312         $62,162         $45,440
  Ratio of Expenses to Average Net Assets            1.03%         1.03%         1.03%           1.03%           1.07%
  Ratio of Net Investment Income to Average          0.31%         0.36%         0.26%           1.20%           0.66%
   Net Assets
  Ratio of Expenses to Average Net Assets**          1.20%         1.08%             (d)             (d)             (d)
  Portfolio Turnover***                                11%           17%           34%             29%             18%

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS



CLASS A (a)                                        2004
-----------                                        ----
Net Asset Value, Beginning of                   $    19.04
    Period
INVESTMENT ACTIVITIES:
    Net Investment Income/(Loss)                         -
    Net Realized and Unrealized                       0.08
       Gains/(Losses) on Investments
                                                ----------
    Total from Investment Activities                  0.08
DISTRIBUTIONS:
    Net Investment Income                                -
    Net Realized Gains                                   -
                                                ----------
    Total Distributions                                  -
                                                ----------
Net Asset Value, End of Period                  $    19.12
Total Return*                                         0.42%(b)
RATIOS/SUPPLEMENTAL DATA:
    Net Assets, End of Period (000's)           $      405
    Ratio of Expenses to Average Net                  1.26%(c)
       Assets
    Ratio of Net Investment Income                    0.00%(c)
       to Average Net Assets
    Ratio of Expenses to Average Net                  1.91%(c)
       Assets**
    Portfolio Turnover***                               11%



CLASS C (a)                                        2004
-----------                                        ----
Net Asset Value, Beginning of                   $    19.04
    Period
INVESTMENT ACTIVITIES:
    Net Investment Income/(Loss)                     (0.02)
    Net Realized and Unrealized                       0.07
       Gains/(Losses) on Investments
                                                ----------
    Total from Investment Activities                  0.05
DISTRIBUTIONS:
    Net Investment Income                                -
    Net Realized Gains                                   -
                                                ----------
    Total Distributions                                  -
                                                ----------
Net Asset Value, End of Period                  $    19.09
Total Return*                                         0.26%(b)
RATIOS/SUPPLEMENTAL DATA:
    Net Assets, End of Period (000's)           $        4
    Ratio of Expenses to Average Net                  2.03%(c)
       Assets
    Ratio of Net Investment Income                   (0.62%)(c)
       to Average Net Assets
    Ratio of Expenses to Average Net                  2.22%(c)
       Assets**
    Portfolio Turnover***                               11%





CLASS R (a)                                        2004
-----------                                        ----
Net Asset Value, Beginning of                   $    19.04
    Period
INVESTMENT ACTIVITIES:
    Net Investment Income/(Loss)                         -
    Net Realized and Unrealized                       0.07
       Gains/(Losses) on Investments
                                                ----------
    Total from Investment Activities                  0.07
DISTRIBUTIONS:
    Net Investment Income                                -
    Net Realized Gains                                   -
                                                ----------
    Total Distributions                                  -
                                                ----------
Net Asset Value, End of Period                  $    19.11
Total Return*                                         0.37%(b)
RATIOS/SUPPLEMENTAL DATA:
    Net Assets, End of Period (000's)           $      104
    Ratio of Expenses to Average Net                  1.49%(c)
       Assets
    Ratio of Net Investment Income                    0.15%(c)
       to Average Net Assets
    Ratio of Expenses to Average Net                  2.17%(c)
       Assets**
    Portfolio Turnover***                               11%

  * Excludes sales charge.
 ** During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated. *** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.


(a) For the period from April 19, 2004 (commencement of operations) to June 30, 2004.
(b)  Not annualized.
(c)  Annualized.
(d)  There were no waivers or reimbursements during the period.
(e) The pre-existing class of shares was designated Class S shares as of April 19, 2004.


SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

Tamarack Small Cap International Fund
--------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED JUNE 30 (EXCEPT AS NOTED)




CLASS S                                           2004 (d)        2003            2002              2001 (e)
----------------------------------------------   ----------   ------------   -------------   ---------------------
Net Asset Value, Beginning of Period              $  7.58       $  7.32        $   8.56          $    10.00
INVESTMENT ACTIVITIES:
  Net Investment Income/(Loss)                          -          0.02           (0.06)              (0.02)
  Net Realized and Unrealized Gains/(Losses )        2.95          0.71           (1.18)              (1.42)
   on Investments
                                                  -------       -------        --------          ----------
  Total from Investment Activities                   2.95          0.73           (1.24)              (1.44)
DISTRIBUTIONS:
  Net Investment Income                                 -             -               -                   -
  Return of Capital                                     -         (0.47)              -                   -
  Net Realized Gains                                    -             -               -                   -
                                                  -------       -------        --------          ----------
  Total Distributions                                   -         (0.47)              -                   -
                                                  -------       -------        --------          ----------
Net Asset Value, End of Period                    $ 10.53       $  7.58        $   7.32          $     8.56
Total Return*                                       38.92%         9.77%         (14.45%)            (14.40%)(b)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (000's)               $ 5,092       $ 3,286        $  2,993          $    3,506
  Ratio of Expenses to Average Net Assets            1.60%         1.60%           1.60%               1.60%(c)
  Ratio of Net Investment Income to Average          0.01%        (0.03%)         (0.75%)             (0.36%)(c)
   Net Assets
  Ratio of Expenses to Average Net Assets**          5.12%         2.06%           2.71%               2.14%(c)
  Portfolio Turnover***                                50%           62%            163%                 37%

SEE NOTES TO FINANCIAL STATEMENTS.

     FINANCIAL HIGHLIGHTS



CLASS A (a)                                        2004
-----------                                        ----
Net Asset Value, Beginning of                   $    10.37
    Period
INVESTMENT ACTIVITIES:
    Net Investment Income/(Loss)                      0.03
    Net Realized and Unrealized                       0.13
       Gains/(Losses) on Investments
                                                ----------
    Total from Investment Activities                  0.16
DISTRIBUTIONS:
    Net Investment Income                                -
    Return of Capital                                    -
    Net Realized Gains                                   -
                                                ----------
    Total Distributions                                  -
                                                ----------
Net Asset Value, End of Period                  $    10.53
Total Return*                                         1.54%(b)
RATIOS/SUPPLEMENTAL DATA:
    Net Assets, End of Period (000's)           $      223
    Ratio of Expenses to Average Net                  1.86%(c)
       Assets
    Ratio of Net Investment Income                    1.60%(c)
       to Average Net Assets
    Ratio of Expenses to Average Net                  9.43%(c)
       Assets**
    Portfolio Turnover***                               50%



CLASS C (a)                                        2004
-----------                                        ----
Net Asset Value, Beginning of                   $    10.37
    Period
INVESTMENT ACTIVITIES:
    Net Investment Income/(Loss)                      0.02
    Net Realized and Unrealized                       0.12
       Gains/(Losses) on Investments
                                                ----------
    Total from Investment Activities                  0.14
DISTRIBUTIONS:
    Net Investment Income                                -
    Return of Capital                                    -
    Net Realized Gains                                   -
                                                ----------
    Total Distributions                                  -
                                                ----------
Net Asset Value, End of Period                  $    10.51
Total Return*                                         1.35%(b)
RATIOS/SUPPLEMENTAL DATA:
    Net Assets, End of Period (000's)           $        3
    Ratio of Expenses to Average Net                  2.56%(c)
       Assets
    Ratio of Net Investment Income                    1.20%(c)
       to Average Net Assets
    Ratio of Expenses to Average Net                  8.66%(c)
       Assets**
    Portfolio Turnover***                               50%




CLASS R (a)                                         2004
-----------                                         ----
Net Asset Value, Beginning of                   $    10.37
    Period
INVESTMENT ACTIVITIES:
    Net Investment Income/(Loss)                      0.03
    Net Realized and Unrealized                       0.13
       Gains/(Losses) on Investments
                                                ----------
    Total from Investment Activities                  0.16
DISTRIBUTIONS:
    Net Investment Income                                -
    Return of Capital                                    -
    Net Realized Gains                                   -
                                                ----------
    Total Distributions                                  -
                                                ----------
Net Asset Value, End of Period                  $    10.53
Total Return*                                         1.54%(b)
RATIOS/SUPPLEMENTAL DATA:
    Net Assets, End of Period (000's)           $        3
    Ratio of Expenses to Average Net                  2.06%(c)
       Assets
    Ratio of Net Investment Income                    1.69%(c)
       to Average Net Assets
    Ratio of Expenses to Average Net                  8.23%(c)
       Assets**
    Portfolio Turnover***                               50%

  * Excludes sales charge.
 ** During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated. *** Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.


(a) For the period from April 19, 2004 (commencement of operations) to June 30, 2004.
(b)  Not annualized.
(c)  Annualized.
(d) The pre-existing class of shares was designated Class S shares as of April 19, 2004.
(e) For the period from December 19, 2000 (commencement of operations) to June 30, 2001.


SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS

June 30, 2004
--------------------------------------------------------------------------------

1. ORGANIZATION

Tamarack Funds Trust ("Tamarack") is registered under the Investment Company Act of 1940 as an open-end management investment company. Tamarack was organized as a Delaware statutory trust on December 16, 2003. Effective April 16, 2004, and based on approval of shareholders, seventeen separate investment portfolios were reorganized as separate investment portfolios of Tamarack. This annual report includes the following five investment portfolios ("Funds"):


- Tamarack Enterprise Fund ("Enterprise Fund") (formerly Babson Enterprise Fund, Inc.)
- Tamarack Enterprise Small Cap Fund ("Enterprise Small Cap Fund") (formerly Babson Enterprise Fund II, Inc.)
- Tamarack Microcap Value Fund ("Microcap Value Fund") (formerly Shadow Stock Fund, Inc.)
- Tamarack Value Fund ("Value Fund") (formerly Babson Value Fund, Inc.)
- Tamarack Small Cap International Fund ("Small Cap International Fund") (Formerly J&B Small-Cap International Fund)


Each of the Funds offers four share classes: Class A, Class C, Class R, and Class S shares. Class A shares are offered with a 5.75% maximum front-end sales charge and a 1.00% contingent deferred sales charge ("CDSC") for redemption within 12 months of a $1 million or greater purchase. Class C shares are offered at net asset value (i.e. no front-end sales charge), but are subject to a CDSC of 1.00% for redemptions within 12 months of purchase. Class R shares are not subject to either a front-end sales charge or CDSC. Class S shares are closed to new investors.


Voyageur Asset Management Inc. ("Voyageur") acts as the investment advisor for the Tamarack Funds. The officers of the Tamarack Funds ("Fund Management") are also employees of Voyageur or its affiliates.


Under the Funds' organizational documents, their officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for indemnification by the Funds in certain situations. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.
--------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES

Summarized below are the significant accounting policies of the Funds. These policies conform to accounting principles generally accepted in the United States of America ("GAAP"). Fund management follows these policies when preparing financial statements. Management may also be required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.


SECURITY VALUATION:

The value of an equity security traded on one or more U.S. exchanges shall be valued at the last available quoted sale price on the primary trading exchange for the security as

NOTES TO FINANCIAL STATEMENTS

of the Valuation Time. Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Standard Time). Short-term securities with less than 60 days to maturity at time of purchase are valued at amortized cost. If there was no sale on the primary exchange on the day the net asset value is calculated ("Value Date"), the most recent bid quotation will be used. In cases where neither closing prices or bid prices are available, or where those prices do not accurately reflect the value of the security, a security will be valued in accordance with procedures that Tamarack has established to estimate a security's fair value. These procedures are also used to estimate the fair value of a security if a significant event occurs that materially affects the value of the security or prices quoted by the exchange do not accurately reflect the value of the security. This report presents information as of June 30, 2004.


INVESTMENT TRANSACTIONS:
Security transactions are accounted for on the date the security is bought or sold ("trade date"). Long-term investment transactions are recorded on a trade date plus one basis, except for on the last day of the annual or semi-annual financial reporting period, when they are recorded on trade date. Dividend income is recorded on the ex-dividend date. Securities gains and losses are calculated based on the costs of the specific security (also known as identified cost basis). Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or discount using the level yield method.


EXPENSE, INVESTMENT INCOME AND GAIN/LOSS ALLOCATION:
Each Fund pays the expenses that are directly related to its operations, such as trading costs or portfolio management fees. Expenses incurred by Tamarack on behalf of multiple funds, such as audit or legal fees, are allocated proportionately among each of the funds based either on Funds' net assets or on another reasonable basis such as equally across all funds, depending on the nature of the expense. Individual share classes within a Fund are charged expenses specific to that class, such as sales and distribution fees. Expenses other than class specific expenses are allocated daily to each class based upon the proportion of relative net assets. Investment income and realized and unrealized gains or losses are allocated to each class of shares based on its relative net assets.


FINANCIAL INSTRUMENTS:
FUTURES CONTRACTS - The Funds may enter into futures contracts in an effort to hedge against market risks. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, during the term of the contract, cash payments based on the level of a specified securities index. Put and call options on futures contracts would give the Fund the right (but not the obligation) to sell or to purchase for a specified price the underlying futures contract at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions.


Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain

NOTES TO FINANCIAL STATEMENTS

percentage of the contract amount. Subsequent payments are made or received by the Fund each day, depending on the daily fluctuations in fair value of the underlying index. The Funds recognize a gain or loss each day equal to the income received or paid. The Funds did not enter into futures contracts during the fiscal year ended June 30, 2004.


FOREIGN CURRENCY TRANSLATION:
The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of the Funds denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transactions.


The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.


Reported net realized foreign currency exchange gains or losses arise from sales and maturities of portfolio securities, sales of foreign currencies, currency exchange fluctuations between the trade and settlement dates of securities transactions, and the differences between the amounts of assets and liabilities recorded and the U.S. dollar equivalents of the amounts actually received or paid. Net unrealized foreign currency appreciation or depreciation arises from changes in the values of assets and liabilities, including investments in securities, resulting from changes in currency exchange rates. Accordingly, such realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.


DISTRIBUTIONS TO SHAREHOLDERS:
Each of the Funds pays out any income that it receives, less expenses, in the form of dividends to its shareholders. Income dividends and capital gains on each Fund are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are calculated based on federal income tax regulations, which may differ from GAAP. These "book/tax" differences may be either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. expiring capital loss carryforward and foreign currency transactions), they are reclassified within a Fund's capital accounts based on their federal tax basis treatment. Such differences are not reflected in the calculation of the financial highlights. The Funds also utilize, when appropriate, earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
--------------------------------------------------------------------------------


3. AGREEMENTS AND
OTHER TRANSACTIONS
WITH AFFILIATES

Tamarack, on behalf of the Funds, has entered into an investment advisory agreement with Voyageur, under which Voyageur manages each Fund's assets and furnishes related office facilities, equipment, research and personnel. The agreement requires each Fund to pay Voyageur a monthly fee based upon average daily net assets. Under the terms of the advisory contracts, Voyageur is entitled to receive fees based on a percentage of the average daily net assets of each of the Funds as follows:

NOTES TO FINANCIAL STATEMENTS


                                  Average Daily Net
                                    Assets of Fund      Annual Rate
                                   ---------------   --------------
Enterprise Fund                  Up to $30 million          1.40%
                                 Over $30 million           0.90%
Enterprise Small Cap Fund        Up to $30 million          1.40%
                                 Over $30 million           0.90%
Value Fund                                                  0.85%
Microcap Value Fund                                         0.90%
Small Cap International Fund                                1.45%

Voyageur has contractually agreed to waive fees and/or make payments in order to keep total operating expenses of the Class S shares of each fund to the following levels:


                                          Annual Rate
                                          -----------
Enterprise Fund Class S                       1.08%
Enterprise Small Cap Fund Class S             1.30%
Value Fund Class S                            0.96%
Microcap Value Fund Class S                   1.03%
Small Cap International Fund Class S          1.60%

This expense limitation agreement is in place until May 1, 2005. Voyageur may also voluntarily waive and/or reimburse operating expenses of any Fund from time to time. Any such voluntary program may be changed or eliminated at any time without notice.


Voyageur employs, at its own expense, Babson Capital Management LLC as sub-advisor to provide day-to-day portfolio management for Enterprise, Enterprise Small Cap, Value and Microcap Value Funds. Voyageur employs, at its own expense, Denver Investment Advisors LLC as sub-advisor to provide day-to-day portfolio management for the Small Cap International Fund.


Voyageur serves as administrator to the Funds and BISYS Fund Services Limited Partnership ("BISYS") serves as sub-administrator and fund accounting agent. Services provided under the administrative services contract include providing day-to-day administration of matters related to the corporate existence of the Funds, maintenance of their records and the preparation of reports. Effective April 16, 2004 and under the terms of the administrative services contract, Voyageur receives from each Fund a fee, payable monthly, at the annual rate of 0.10% of each Fund's average daily net assets. For its services as sub-administrator, BISYS receives a fee payable by Voyageur out of Voyageur's own resources.

--------------------------------------------------------------------------------

4. FUND DISTRIBUTION

Each of the Funds has adopted a Master Distribution 12b-1 Plan (the "Plan") in which Tamarack Distributors Inc. (the "Distributor") acts as the Funds' distributor. The Distributor is an affiliate of Voyageur. The Plan permits each Fund to make payments for, or to reimburse the Distributor monthly for, distribution-related costs and expenses of marketing shares of each share class covered under the Plan. The following chart shows the maximum Plan fee rate for each class.

                    Class A         Class C        Class R
                    -------         -------        -------
12b-1 Plan Fee       0.50%*          1.00%          0.50%

Plan fees are based on average annual daily net assets of the applicable class. The Distributor, subject to applicable legal requirements, may waive a Plan fee voluntarily, in whole or in part.

NOTES TO FINANCIAL STATEMENTS

*The Distributor is currently waiving 0.25% of the Plan fee for Class A. These voluntary waivers will continue until at least March 31, 2005.


For the year ended June 30, 2004, the Distributor received commissions of
$1,000 from front-end sales charges of Class A shares of the Funds, of which $0 was reallowed to affiliated broker-dealers of the Funds. There were no commissions received from CDSC fees from Class C shares of the Funds.
--------------------------------------------------------------------------------


5. SECURITIES TRANSACTIONS

The cost of securities purchased and proceeds from securities sold (excluding short-term securities) for the year ended June 30, 2004 were as follows:


                                    Purchases           Sales
                                 ---------------   --------------
Enterprise Fund                   $154,524,300       $79,685,022
Enterprise Small Cap Fund           23,957,715        21,692,161
Value Fund                          54,439,003       102,973,637
Microcap Value Fund                104,910,868        16,431,664
Small Cap International Fund         2,334,523         2,053,222

NOTES TO FINANCIAL STATEMENTS


--------------------------------------------------------------------------------

6. CAPITAL SHARE TRANSACTIONS

Tamarack is authorized to issue an unlimited number of shares of beneficial interest without par value. Transactions in shares of the Enterprise Fund, Enterprise Small Cap Fund, Value Fund, Microcap Value Fund, and Small Cap International Fund are summarized below:

TAMARACK ENTERPRISE FUND


                                                    FOR THE YEAR ENDED     FOR THE YEAR ENDED
                                                       JUNE 30, 2004         JUNE 30, 2003
                                                   --------------------   -------------------
CAPITAL TRANSACTIONS:
CLASS A (a)
  Proceeds from shares issued                         $   1,812,247         $            -
  Dividends reinvested                                            -                      -
  Cost of shares redeemed                                         -                      -
                                                      -------------         --------------
  Change in Class A                                   $   1,812,247         $            -
                                                      -------------         --------------
CLASS C (a)
  Proceeds from shares issued                         $      22,452         $            -
  Dividends reinvested                                            -                      -
  Cost of shares redeemed                                         -                      -
                                                      -------------         --------------
  Change in Class C                                   $      22,452         $            -
                                                      -------------         --------------
CLASS R (a)
  Proceeds from shares issued                         $       3,275         $            -
  Dividends reinvested                                            -                      -
  Cost of shares redeemed                                         -                      -
                                                      -------------         --------------
  Change in Class R                                   $       3,275         $            -
                                                      -------------         --------------
CLASS S
  Proceeds from shares issued                         $ 158,810,085         $   77,753,773
  Dividends reinvested                                       38,566                529,183
  Cost of shares redeemed                               (79,156,190)          (209,998,143)
                                                      -------------         --------------
  Change in Class S                                   $  79,692,461         $ (131,715,187)
                                                      -------------         --------------
Change in net assets from capital transactions        $  81,530,435         $ (131,715,187)
                                                      =============         ==============
SHARE TRANSACTIONS:
CLASS A (a)
  Issued                                                     78,360                      -
  Reinvested                                                      -                      -
  Redeemed                                                        -                      -
                                                      -------------         --------------
  Change in Class A                                          78,360                      -
                                                      -------------         --------------
CLASS C (a)
  Issued                                                        977                      -
  Reinvested                                                      -                      -
  Redeemed                                                        -                      -
                                                      -------------         --------------
  Change in Class C                                             977                      -
                                                      -------------         --------------
CLASS R (a)
  Issued                                                        136                      -
  Reinvested                                                      -                      -
  Redeemed                                                        -                      -
                                                      -------------         --------------
  Change in Class R                                             136                      -
                                                      -------------         --------------
CLASS S
  Issued                                                  7,066,008              5,059,364
  Reinvested                                                  1,685                 30,390
  Redeemed                                               (3,572,168)           (13,870,209)
                                                      -------------         --------------
  Change in Class S                                       3,495,525             (8,780,455)
                                                      -------------         --------------
Change in shares from capital transactions                3,574,998             (8,780,455)
                                                      =============         ==============

(a) For the period from April 19, 2004 (commencement of operations) to June 30, 2004.

NOTES TO FINANCIAL STATEMENTS

TAMARACK ENTERPRISE SMALL CAP FUND




                                                    FOR THE YEAR ENDED     FOR THE YEAR ENDED
                                                       JUNE 30, 2004         JUNE 30, 2003
                                                   --------------------   -------------------
CAPITAL TRANSACTIONS:
CLASS A (a)
  Proceeds from shares issued                         $     871,144          $           -
  Dividends reinvested                                            -                      -
  Cost of shares redeemed                                   (27,292)                     -
                                                      -------------          -------------
  Change in Class A                                   $     843,852          $           -
                                                      -------------          -------------
CLASS C (a)
  Proceeds from shares issued                         $     187,776          $           -
  Dividends reinvested                                            -                      -
  Cost of shares redeemed                                         -                      -
                                                      -------------          -------------
  Change in Class C                                   $     187,776          $           -
                                                      -------------          -------------
CLASS R (a)
  Proceeds from shares issued                         $       3,275          $           -
  Dividends reinvested                                            -                      -
  Cost of shares redeemed                                         -                      -
                                                      -------------          -------------
  Change in Class R                                   $       3,275          $           -
                                                      -------------          -------------
CLASS S
  Proceeds from shares issued                         $  14,405,870          $   9,288,735
  Dividends reinvested                                            -              1,044,478
  Cost of shares redeemed                               (11,554,249)           (13,612,663)
                                                      -------------          -------------
  Change in Class S                                   $   2,851,621          $  (3,279,450)
                                                      -------------          -------------
Change in net assets from capital transactions        $   3,886,524          $  (3,279,450)
                                                      =============          =============
SHARE TRANSACTIONS:
CLASS A (a)
  Issued                                                     27,839                      -
  Reinvested                                                      -                      -
  Redeemed                                                     (846)                     -
                                                      -------------          -------------
  Change in Class A                                          26,993                      -
                                                      -------------          -------------
CLASS C (a)
  Issued                                                      6,176                      -
  Reinvested                                                      -                      -
  Redeemed                                                        -                      -
                                                      -------------          -------------
  Change in Class C                                           6,176                      -
                                                      -------------          -------------
CLASS R (a)
  Issued                                                        101                      -
  Reinvested                                                      -                      -
  Redeemed                                                        -                      -
                                                      -------------          -------------
  Change in Class R                                             101                      -
                                                      -------------          -------------
CLASS S
  Issued                                                    470,482                424,863
  Reinvested                                                      -                 43,960
  Redeemed                                                 (384,651)              (626,353)
                                                      -------------          -------------
  Change in Class S                                          85,831               (157,530)
                                                      -------------          -------------
Change in shares from capital transactions                  119,101               (157,530)
                                                      =============          =============

(a) For the period from April 19, 2004 (commencement of operations) to June 30, 2004.

NOTES TO FINANCIAL STATEMENTS

TAMARACK VALUE FUND




                                                    FOR THE YEAR ENDED     FOR THE YEAR ENDED
                                                       JUNE 30, 2004         JUNE 30, 2003
                                                   --------------------   -------------------
CAPITAL TRANSACTIONS:
CLASS A (a)
  Proceeds from shares issued                         $     290,599          $           -
  Dividends reinvested                                            -                      -
  Cost of shares redeemed                                         -                      -
                                                      -------------          -------------
  Change in Class A                                   $     290,599          $           -
                                                      -------------          -------------
CLASS C (a)
  Proceeds from shares issued                         $       4,475          $           -
  Dividends reinvested                                            -                      -
  Cost of shares redeemed                                         -                      -
                                                      -------------          -------------
  Change in Class C                                   $       4,475          $           -
                                                      -------------          -------------
CLASS R (a)
  Proceeds from shares issued                         $       3,275          $           -
  Dividends reinvested                                            -                      -
  Cost of shares redeemed                                         -                      -
                                                      -------------          -------------
  Change in Class R                                   $       3,275          $           -
                                                      -------------          -------------
CLASS S
  Proceeds from shares issued                         $  36,828,853          $  83,748,273
  Dividends reinvested                                    7,260,313              4,270,867
  Cost of shares redeemed                               (89,961,354)           (99,685,751)
                                                      -------------          -------------
  Change in Class S                                   $ (45,872,188)         $ (11,666,611)
                                                      -------------          -------------
Change in net assets from capital transactions        $ (45,573,839)         $ (11,666,611)
                                                      =============          =============
SHARE TRANSACTIONS:
CLASS A (a)
  Issued                                                      6,688                      -
  Reinvested                                                      -                      -
  Redeemed                                                        -                      -
                                                      -------------          -------------
  Change in Class A                                           6,688                      -
                                                      -------------          -------------
CLASS C (a)
  Issued                                                        102                      -
  Reinvested                                                      -                      -
  Redeemed                                                        -                      -
                                                      -------------          -------------
  Change in Class C                                             102                      -
                                                      -------------          -------------
CLASS R (a)
  Issued                                                         74                      -
  Reinvested                                                      -                      -
  Redeemed                                                        -                      -
                                                      -------------          -------------
  Change in Class R                                              74                      -
                                                      -------------          -------------
CLASS S
  Issued                                                    881,158              2,326,864
  Reinvested                                                170,742                119,366
  Redeemed                                               (2,138,878)            (2,789,637)
                                                      -------------          -------------
  Change in Class S                                      (1,086,978)              (343,407)
                                                      -------------          -------------
Change in shares from capital transactions               (1,080,114)              (343,407)
                                                      =============          =============

(a) For the period from April 19, 2004 (commencement of operations) to June 30, 2004.

NOTES TO FINANCIAL STATEMENTS

TAMARACK MICROCAP VALUE FUND




                                                    FOR THE YEAR ENDED     FOR THE YEAR ENDED
                                                       JUNE 30, 2004         JUNE 30, 2003
                                                   --------------------   -------------------
CAPITAL TRANSACTIONS:
CLASS A (a)
  Proceeds from shares issued                         $     395,773          $           -
  Dividends reinvested                                            -                      -
  Cost of shares redeemed                                         -                      -
                                                      -------------          -------------
  Change in Class A                                   $     395,773          $           -
                                                      -------------          -------------
CLASS C (a)
  Proceeds from shares issued                         $       3,575          $           -
  Dividends reinvested                                            -                      -
  Cost of shares redeemed                                         -                      -
                                                      -------------          -------------
  Change in Class C                                   $       3,575          $           -
                                                      -------------          -------------
CLASS R (a)
  Proceeds from shares issued                         $     103,289          $           -
  Dividends reinvested                                            -                      -
  Cost of shares redeemed                                         -                      -
                                                      -------------          -------------
  Change in Class R                                   $     103,289          $           -
                                                      -------------          -------------
CLASS S
  Proceeds from shares issued                         $ 135,935,339          $  41,992,905
  Dividends reinvested                                      822,848              2,091,769
  Cost of shares redeemed                               (37,300,490)           (40,827,933)
                                                      -------------          -------------
  Change in Class S                                   $  99,457,697          $   3,256,741
                                                      -------------          -------------
Change in net assets from capital transactions        $  99,960,334          $   3,256,741
                                                      =============          =============
SHARE TRANSACTIONS:
CLASS A (a)
  Issued                                                     21,185                      -
  Reinvested                                                      -                      -
  Redeemed                                                        -                      -
                                                      -------------          -------------
  Change in Class A                                          21,185                      -
                                                      -------------          -------------
CLASS C (a)
  Issued                                                        189                      -
  Reinvested                                                      -                      -
  Redeemed                                                        -                      -
                                                      -------------          -------------
  Change in Class C                                             189                      -
                                                      -------------          -------------
CLASS R (a)
  Issued                                                      5,444                      -
  Reinvested                                                      -                      -
  Redeemed                                                        -                      -
                                                      -------------          -------------
  Change in Class R                                           5,444                      -
                                                      -------------          -------------
CLASS S
  Issued                                                  7,588,500              3,453,385
  Reinvested                                                 47,345                155,835
  Redeemed                                               (2,137,437)            (3,426,704)
                                                      -------------          -------------
  Change in Class S                                       5,498,408                182,516
                                                      -------------          -------------
Change in shares from capital transactions                5,525,226                182,516
                                                      =============          =============

(a) For the period from April 19, 2004 (commencement of operations) to June 30, 2004.

NOTES TO FINANCIAL STATEMENTS

TAMARACK SMALL CAP INTERNATIONAL FUND




                                                    FOR THE YEAR ENDED     FOR THE YEAR ENDED
                                                       JUNE 30, 2004         JUNE 30, 2003
                                                   --------------------   -------------------
CAPITAL TRANSACTIONS:
CLASS A (a)
  Proceeds from shares issued                           $  214,554           $          -
  Dividends reinvested                                           -                      -
  Cost of shares redeemed                                        -                      -
                                                        ----------           ------------
  Change in Class A                                     $  214,554           $          -
                                                        ----------           ------------
CLASS C (a)
  Proceeds from shares issued                           $    3,275           $          -
  Dividends reinvested                                           -                      -
  Cost of shares redeemed                                        -                      -
                                                        ----------           ------------
  Change in Class C                                     $    3,275           $          -
                                                        ----------           ------------
CLASS R (a)
  Proceeds from shares issued                           $    3,275           $          -
  Dividends reinvested                                           -                      -
  Cost of shares redeemed                                        -                      -
                                                        ----------           ------------
  Change in Class R                                     $    3,275           $          -
                                                        ----------           ------------
CLASS S
  Proceeds from shares issued                           $1,143,819           $  1,370,049
  Dividends reinvested                                           -                192,788
  Cost of shares redeemed                                 (680,497)            (1,360,738)
                                                        ----------           ------------
  Change in Class S                                     $  463,322           $    202,099
                                                        ----------           ------------
Change in net assets from capital transactions          $  684,426           $    202,099
                                                        ==========           ============
SHARE TRANSACTIONS:
CLASS A (a)
  Issued                                                    21,145
  Reinvested                                                     -                      -
  Redeemed                                                       -                      -
                                                        ----------           ------------
  Change in Class A                                         21,145                      -
                                                        ----------           ------------
CLASS C (a)
  Issued                                                       316                      -
  Reinvested                                                     -                      -
  Redeemed                                                       -                      -
                                                        ----------           ------------
  Change in Class C                                            316                      -
                                                        ----------           ------------
CLASS R (a)
  Issued                                                       316                      -
  Reinvested                                                     -                      -
  Redeemed                                                       -                      -
                                                        ----------           ------------
  Change in Class R                                            316                      -
                                                        ----------           ------------
CLASS S
  Issued                                                   115,193                202,662
  Reinvested                                                     -                 24,466
  Redeemed                                                 (64,943)              (202,643)
                                                        ----------           ------------
  Change in Class S                                         50,250                 24,485
                                                        ----------           ------------
Change in shares from capital transactions                  72,027                 24,485
                                                        ==========           ============

(a) For the period from April 19, 2004 (commencement of operations) to June 30, 2004.

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------


7. REORGANIZATIONS

On November 24, 2003, the Boards of Directors of the Babson Funds and the Board of Trustees of J&B Funds approved, as applicable, an agreement and plan of reorganization regarding the reorganization of each Babson Fund (including Babson Enterprise Fund, Babson Enterprise Fund II, Babson Value Fund, and
Shadow Stock Fund) and J&B Small-Cap International Fund as a series of
Tamarack. At a special meeting of shareholders on April 8, 2004, the shareholders of Babson Enterprise Fund, Babson Enterprise Fund II, Babson Value Fund, Shadow Stock Fund, and J&B Small-Cap International Fund each approved the agreement and plan of reorganization with respect to that fund. Effective April 16, 2004, pursuant to the applicable agreement and plan of reorganization, Babson Enterprise Fund, Babson Enterprise Fund II, Babson Value Fund, Shadow Stock Fund, and J&B Small-Cap International Fund were reorganized, through a tax-free reorganization, as separate series of Tamarack (Enterprise Fund, Enterprise Small Cap Fund, Value Fund, Microcap Value Fund, and Small Cap International Fund, respectively).
--------------------------------------------------------------------------------

8. FEDERAL INCOME TAXES

It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of each Fund as the likelihood of a material federal tax liability is remote.


The tax cost of securities differ from financial reporting cost by the amount of losses recognized for financial reporting purposes in excess of federal income tax purposes. As of June 30, 2004, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund were as follows:


                                                                                      Net Unrealized
                                  Tax Cost        Unrealized         Unrealized        Appreciation
                               of Securities     Appreciation       Depreciation      (Depreciation)
                              ---------------   --------------   -----------------   ---------------
Enterprise Fund               $280,718,666      $99,646,956        $ (14,045,734)    $85,601,222
Enterprise Small Cap Fund       51,366,278       27,492,906           (2,281,171)     25,211,735
Value Fund                     254,292,146      133,760,270             (942,037)    132,818,233
Microcap Value Fund            184,146,790       63,483,897          (12,165,774)     51,318,123
Small Cap International
 Fund                            3,953,539        1,419,290             (162,789)      1,256,501

The tax character of distributions during the fiscal year ended June 30, 2004 was as follows (amounts in thousands):


                             Net                                                                    Total
                         Investment     Net Long Term     Total Taxable       Tax Exempt        Distributions
                           Income       Capital Gains     Distributions     Distributions           Paid
                        ------------   ---------------   ---------------   ---------------   -----------------
Enterprise Fund         $  43,831         $        -        $   43,831          $   -            $   43,831
Enterprise Small Cap
 Fund                           -                  -                 -              -                     -
Value Fund              3,800,757          3,742,736         7,543,493              -             7,543,493
Microcap Value Fund       397,468            481,025           878,493              -               878,493
Small Cap
 International Fund             -                  -                 -              -                     -

NOTES TO FINANCIAL STATEMENTS

The tax character of distributions during the fiscal year ended June 30, 2003 was as follows (amounts in thousands):


                             Net                                                                               Total
                         Investment     Net Long Term     Total Taxable       Tax Exempt      Return of     Distribution
                           Income       Capital Gains     Distributions     Distributions      Capital          Paid
                        ------------   ---------------   ---------------   ---------------   -----------   -------------
Enterprise Fund         $ 618,537         $        -        $  618,537          $   -         $      -      $  618,537
Enterprise Small Cap
 Fund                      77,587          1,031,703         1,109,290              -                -       1,109,290
Value Fund              4,450,101                  -         4,450,101              -                -       4,450,101
Microcap Value
 Fund                   1,300,235            905,101         2,205,336              -                -       2,205,336
Small Cap
 International Fund             -                  -                 -              -          192,818         192,818

As of June 30, 2004 the components of accumulated earnings/(deficit) on a tax basis was as follows (amounts in thousands):


                                                                               Accum.                         Total
                         Undist.       Undist.                              Capital and     Unrealized       Accum.
                        Ordinary      Long-Term        Accum.      Dist.       Other      Appreciation/     Earnings/
                         Income     Capital Gains     Earnings    Payable      Losses      Depreciation    (Deficits)
                      ------------ --------------- ------------- --------- ------------- --------------- --------------
Enterprise Fund        $        -    $ 9,220,305    $ 9,220,305      $-     $        -    $ 85,601,222    $ 94,821,527
Enterprise Small Cap
 Fund                           -      4,630,385      4,630,385       -              -      25,211,735      29,842,120
Value Fund              4,256,722     16,899,939     21,156,661       -              -     132,818,233     153,974,894
Microcap Value Fund     1,151,833              -      1,151,833       -              -      51,318,123      52,469,956
Small Cap
 International Fund             -              -              -       -       (667,996)      1,256,837         588,841

As of June 30, 2004, the following Funds had net capital loss carryforwards to offset future net capital gains, if any:


                                  Capital Loss
                                  Carryforward     Expires
                                 --------------   --------
Small Cap International Fund        $459,320        2010
                                     202,539        2011

As of June 30, 2004, the following Funds had deferred post-October currency losses to offset future net investment income, if any:



                                     Deferred
                                   Post-October
                                  Currency Losses
                                 ----------------
Small Cap International Fund          $6,137


--------------------------------------------------------------------------------

9. DIVIDEND RECEIVED
DEDUCTION AND OTHER
FEDERAL TAX INFORMATION
(UNAUDITED)

For corporate shareholders the following percentage of the total ordinary income distributions paid during the tax year ended June 30, 2004, qualify for the corporate dividend received deduction for the following Funds:

                                        Percentage
                                        ----------
Enterprise Fund                           100.00%
Enterprise Small Cap Fund                   0.00%
Value Fund                                 99.27%
Microcap Value Fund                       100.00%
Small Cap International Fund                0.00%

Certain dividends paid by the Funds may be subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Act of 2003. The Funds intend to designate the maximum amount allowable as taxed at a minimum rate of 15%. The following amounts of ordinary income distributions are considered qualifying dividends:

                           Amount
                        ------------
Enterprise Fund         $  43,831
Value Fund              3,800,757
Microcap Value Fund       240,414

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------


10. CHANGE IN AUDITORS

On November 24, 2003, the Boards of Directors of the Babson Funds and the Board of Trustees of J&B Funds selected Deloitte & Touche ("Deloitte") as independent registered public accountants of the Babson and J&B Funds for the fiscal year ending June 30, 2004. On March 11, 2004, the Tamarack Board of Trustees selected Deloitte as independent registered public accountants of the Funds. Deloitte has confirmed to the Audit Committee of the Board of Trustees ("Audit Committee") that they are independent registered public accountants with respect to the Funds.


PricewaterhouseCoopers LLP ("PwC") served as independent registered public accountants of the Babson and J&B Funds for the fiscal year ended June 30,
2003. In July and August 2003, a PwC affiliate in Canada provided certain prohibited non-audit services for the benefit of a Canadian subsidiary of RBC, the ultimate parent company of Voyageur. As a result of the PwC affiliate in Canada's provision of these services, PwC resigned as the independent registered public accountants of the Babson and J&B Funds effective October 8, 2003. During the Funds' fiscal year ended June 30, 2003, PwC's audit reports concerning the Babson and J&B Funds contained no adverse opinion or disclaimer of opinion; nor were its reports qualified or modified as to uncertainty, audit scope, or accounting principles. Further, in connection with its audits for the fiscal year ended June 30, 2003, and through October 8, 2003, there were no disagreements between the Babson and J&B Funds and PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which if not resolved to the satisfaction of PwC would have caused it to make reference to the disagreements in its report on the financial statements for such periods.
--------------------------------------------------------------------------------

11. MARKET TIMING

Tamarack strongly discourages attempts at market timing by Fund shareholders. Each Fund charges a redemption fee of 2% of the value of the shares redeemed or exchanged within 30 days of purchase. When assessed, the redemption fee is retained by the Fund, not by Fund management. This redemption fee is not charged in cases where the redemption results from an automatic reinvestment or asset re-allocation not specifically directed by the shareholder. Tamarack also reserves the right to reject any Fund purchase order made by persons deemed to be market timers. The Funds collected redemption fees of $133,414; $15,779;
$90; $95,405 and $0; for the Enterprise, Enterprise Small Cap, Value, Microcap and Small Cap International Funds, respectively. The Funds' prospectus contains a full description of Tamarack's policies on market timing and excessive trading.
--------------------------------------------------------------------------------

12. SOFT DOLLARS

The term soft dollars generally refers to arrangements in which services other than trade execution are received from a broker-dealer. The federal securities laws permit a fund advisor to cause the Fund to pay higher commission charges if the advisor believes the charges are reasonable in relation to the brokerage research services provided to the advisor or to the Fund. Voyageur and each sub-advisor, as applicable, has a fiduciary duty to the shareholders of the Funds to seek the best execution price for all of the Funds' securities transactions. Fund management believes that using soft dollars to purchase brokerage and research services may, in certain cases, be in the Funds' best interest. As of June 30, 2004 certain of the Funds used soft dollars on a limited basis for the purchase of third party research. Fund management continues to closely monitor its current use of soft dollars in addition to regulatory developments in this area for any possible impact on fund policies.

SCHEDULE OF INVESTMENTS

Tamarack Enterprise Fund
--------------------------------------------------------------------------------


JUNE 30, 2004



  SHARES OR
  PRINCIPAL                                     MARKET
   AMOUNT                                       VALUE
------------                                -------------
COMMON STOCKS - 94.54%
CONSUMER DISCRETIONARY - 8.61%
   149,600    Advanced Marketing            $1,931,336
              Services, Inc.
   184,565    Carmike Cinemas,               7,281,089
              Inc. (b)
   231,700    Mac-Gray Corp. (b)             1,515,318
   615,000    Movado Group, Inc.            10,608,750
 1,129,600    Regent Communications,         6,992,224
              Inc. (b)
   350,000    Rowe Furniture Corp. (b)       1,925,000
   109,273    Rush Enterprises, Inc.,        1,420,549
              Class A (b)                   ----------
                                            31,674,266
                                            ----------
CONSUMER STAPLES - 1.88%
   239,000    United Natural Foods,          6,909,490
                                            ----------
              Inc. (b)
ENERGY - 7.56%
   406,200    Gulf Island Fabrication,       8,786,106
              Inc.
   161,366    Kaneb Services LLC             4,552,135
   672,200    Matrix Service Co. (b)         6,150,630
   309,400    Tetra Technologies,            8,307,390
              Inc. (b)                      ----------
                                            27,796,261
                                            ----------
FINANCIALS - 17.59%
   127,600    ASTA Funding, Inc.             2,220,240
   155,100    Bank of the Ozarks, Inc.       3,613,830
   116,500    Boston Private Financial       2,698,140
              Holdings, Inc.
   118,961    Capital Corp of the West       4,620,445
   130,098    Cobiz, Inc.                    1,799,255
    24,670    Cooperative Bankshares,          548,661
              Inc.
   210,598    Hanmi Financial Corp.          6,212,641
   214,000    Harrington West                3,667,960
              Financial Group, Inc.
   289,100    LaSalle Hotel Properties       7,054,041
    86,415    Mercantile Bank Corp.          3,149,827
   100,000    MetroCorp Bancshares,          1,501,000
              Inc.
   180,300    Northrim Bancorp, Inc.         3,647,469
   292,625    One Liberty Properties,        5,314,070
              Inc.
   429,800    Sanders Morris Harris          6,339,550
              Group, Inc.
   134,536    Sterling Financial             4,287,662
              Corp. (b)
   118,639    Taylor Capital Group, Inc.     2,580,398
   184,500    Umpqua Holdings Corp.          3,872,655
    64,800    Wilshire State Bank (b)        1,588,896
                                            ----------
                                            64,716,740
                                            ----------

  SHARES OR
  PRINCIPAL                                     MARKET
   AMOUNT                                       VALUE
------------                                -------------
HEALTHCARE - 4.19%
   164,300    Landauer, Inc.                $7,337,638
   475,875    Penwest Pharmaceuticals        6,095,959
              Co. (b)
    77,650    Young Innovations, Inc.        1,972,310
                                            ----------
                                            15,405,907
                                            ----------
INDUSTRIALS - 18.82%
   350,500    Allied Defense Group,          6,298,485
              Inc. (b)
   136,799    Cuno, Inc. (b)                 7,298,227
   365,200    EDO Corp.                      8,808,623
   142,000    ESCO Technologies,             7,577,120
              Inc. (b)
   357,800    Herley Industries, Inc. (b)    6,991,412
   176,700    Lindsay Manufacturing          4,244,334
              Co.
   526,037    LSI Industries Inc.            6,049,426
   196,500    Modtech Holdings,              1,516,980
              Inc. (b)
    74,400    Old Dominion Freight           2,193,312
              Line, Inc. (b)
   173,610    Quixote Corp.                  3,480,881
   196,700    SCS Transportation,            5,190,913
              Inc. (b)
   280,600    Terex Corp. (b)                9,576,877
                                            ----------
                                            69,226,590
                                            ----------
INFORMATION TECHNOLOGY - 12.33%
   154,400    Covansys Corp. (b)             1,594,952
   328,200    EMS Technologies,              6,376,926
              Inc. (b)
   470,500    Fargo Electronics, Inc. (b)    5,227,255
     2,880    GTSI Corp. (b)                    32,976
   633,032    HMS Holdings Corp. (b)         3,766,540
   621,300    MSC.Software Corp. (b)         5,560,635
   273,300    Spectrum Control,              2,178,201
              Inc. (b)
   756,200    Stellent, Inc. (b)             6,457,948
   215,900    Trimble Navigation             5,999,861
              Ltd. (b)
   692,100    Tyler Technologies,            6,547,266
              Inc. (b)
   143,900    Zygo Corp. (b)                 1,610,241
                                            ----------
                                            45,352,801
                                            ----------
MATERIALS - 12.66%
   458,200    Encore Wire Corp. (b)         12,632,574
   311,500    Ennis Business Forms,          6,074,250
              Inc.
 1,035,900    Intertape Polymer Group,       7,883,199
              Inc. (b)
   572,100    NN, Inc.                       7,271,391
   402,550    Penford Corp.                  7,064,753

SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------

   SHARES OR
   PRINCIPAL                                     MARKET
     AMOUNT                                      VALUE
---------------------------------------------------------
    518,900     Universal Stainless &        $  5,635,254
                                             ------------
                Alloy Products, Inc. (b)
                                               46,561,421
                                             ------------
OTHER - 9.32%
    383,400     ABM Industries, Inc.            7,464,798
    882,400     Integrated Electrical           7,103,320
                Services, Inc. (b)
    542,490     Keith Cos., Inc. (The) (b)      7,811,856
    300,400     Navigant International,         5,344,116
                Inc. (b)
    543,400     Remedytemp, Inc. (b)            6,575,140
                                             ------------
                                               34,299,230
                                             ------------
UTILITIES - 1.58%
    158,600     Central Vermont Public          3,249,714
                Service Corp.
     97,000     Unitil Corp.                    2,555,950
                                             ------------
                                                5,805,664
                                             ------------

TOTAL COMMON STOCKS                           347,748,370
(Cost $261,689,669)                          ------------

INVESTMENT COMPANIES - 3.96%
14,571,518      Wells Fargo Prime              14,571,518
                Investment Money             ------------
                Market Fund,
                Investor Class

TOTAL INVESTMENT COMPANIES                     14,571,518
(Cost $14,571,518)                           ------------

U.S. GOVERNMENT SPONSORED AND AGENCY
OBLIGATIONS (1.09%)

FEDERAL HOME LOAN BANK DISCOUNT
NOTES (1.09%)
$4,000,000      1.20%, 07/01/04                 4,000,000
                                             ------------

TOTAL U.S. GOVERNMENT SPONSORED                 4,000,000
AND AGENCY OBLIGATIONS                       ------------
(Cost $4,000,000)

TOTAL INVESTMENTS                             366,319,888
(Cost $280,261,187) (a) - 99.59%
Other assets in excess of liabilities -         1,508,084
0.41%                                        ------------

NET ASSETS - 100.00%                         $367,827,972
                                             ============

(a) See notes to financial statements for tax basis unrealized appreciation (depreciation) of securities.
(b) Non-income producing security.


SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS

Tamarack Enterprise Small Cap Fund
--------------------------------------------------------------------------------

JUNE 30, 2004

                                              MARKET
   SHARES                                     VALUE
-----------                               -------------
COMMON STOCKS - 97.91%
CONSUMER DISCRETIONARY - 26.88%
   49,650    ADVO, Inc.                   $1,634,478
   38,700    Alberto-Culver Co.,           1,940,418
             Class B
   49,275    AnnTaylor Stores              1,427,990
             Corp. (b)
   40,100    BJ'S Wholesale Club,          1,002,500
             Inc. (b)
  125,700    Casual Male Retail              917,610
             Group, Inc. (b)
   49,200    Charming Shoppes,               439,356
             Inc. (b)
  103,400    Enesco Group, Inc. (b)          926,464
   15,500    Harman International          1,410,500
             Industries, Inc.
   51,500    La-Z-Boy, Inc.                  925,970
   19,800    Men's Wearhouse,                522,522
             Inc. (b)
  126,800    Movado Group, Inc.            2,187,299
   82,339    Princeton Review, Inc. (b)      623,306
   31,600    Red Robin Gourmet               864,892
             Burgers, Inc. (b)
   43,100    Salem Communications          1,169,303
             Corp. (b)
   27,150    SCP Pool Corp.                1,221,750
   63,600    Stein Mart, Inc. (b)          1,034,136
   33,400    Steinway Musical              1,172,006
             Instruments, Inc. (b)
   84,000    Stride Rite Corp.               926,520
   16,000    TBC Corp. (b)                   380,800
                                          ----------
                                          20,727,820
                                          ----------
CONSUMER STAPLES - 0.39%
   24,800    Smart & Final, Inc. (b)         298,096
                                          ----------
ENERGY - 0.79%
   98,400    Newpark Resources,              610,080
             Inc. (b)                     ----------

FINANCIALS - 17.30%
   14,500    Bank of the Ozarks, Inc.        337,850
   15,700    Banner Corp.                    456,242
   74,908    Cash America                  1,722,884
             International, Inc.
   12,484    Commerce Bancorp, Inc.          686,745
   21,100    Commercial Capital              366,507
             Bancorp Inc. (b)
   25,450    Delphi Financial Group,       1,132,525
             Inc., Class A
   20,400    East West Bancorp, Inc.         626,280
   22,396    First National                  424,410
             Bancshares, Inc.
   30,200    First Niagara Financial         362,400
             Group, Inc.
   27,537    New York Community              540,551
             Bancorp, Inc.
   20,200    Oriental Financial Group        546,814

                                              MARKET
   SHARES                                     VALUE
-----------                               -------------
   17,400    Platinum Underwriters        $  529,482
             Holdings Ltd.
   11,400    Pro-Assurance Corp. (b)         388,854
   27,600    Scottish Annuity & Life         641,700
             Holdings Ltd.
   15,700    SL Green Realty Corp.           734,760
   19,245    Sun Bancorp, Inc. (b)           409,149
   22,000    TriCo Bancshares                415,800
   18,900    U.S.I. Holdings Corp. (b)       298,620
   31,000    UCBH Holdings, Inc.           1,225,120
   68,593    W Holding Co., Inc.           1,177,742
   10,200    Western Sierra                  315,894
             Bancorp (b)                  ----------
                                          13,340,329
                                          ----------
HEALTHCARE - 9.85%
   52,900    Inverness Medical             1,158,510
             Innovations, Inc. (b)
   10,100    Par Pharmaceutical Cos.,        355,621
             Inc. (b)
   96,600    Polymedica Corp.              2,998,464
  133,875    PSS World Medical,            1,499,400
             Inc. (b)
   27,000    Respironics, Inc. (b)         1,586,250
                                          ----------
                                           7,598,245
                                          ----------
INDUSTRIALS - 15.57%
   28,900    A.O. Smith Corp.                918,731
   27,500    Arkansas Best Corp.             905,300
   44,000    Carlisle Co.                  2,739,000
   44,200    CUNO, Inc. (b)                2,358,070
   47,700    Gardner Denver, Inc. (b)      1,330,830
   64,300    Paxar Corp. (b)               1,255,136
   13,000    Roper Industries, Inc.          739,700
   68,891    Surebeam Corp. (b)                1,447
    6,600    Tennant Co.                     273,570
   82,600    Wabtec Corp.                  1,490,104
                                          ----------
                                          12,011,888
                                          ----------
INFORMATION TECHNOLOGY - 9.15%
   67,200    Aeroflex, Inc. (b)              962,976
   31,200    Benchmark Electronics,          907,920
             Inc. (b)
   35,500    Borland Software                301,395
             Corp. (b)
   33,500    C&D Technologies, Inc.          597,305
   43,500    Cubic Corp.                     910,455
   39,100    JDA Software Group,             514,947
             Inc. (b)
   29,700    Mercury Computer                736,560
             Systems, Inc. (b)
   11,200    MKS Instruments, Inc. (b)       255,584
   88,400    Skyworks Solutions,             771,732
             Inc. (b)
   42,400    Technitrol, Inc. (b)            928,560
   15,200    Zygo Corp. (b)                  170,088
                                          ----------
                                           7,057,522
                                          ----------

SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------

                                            MARKET
  SHARES                                     VALUE
-----------------------------------------------------
MATERIALS - 14.74%
    10,300     Cabot Microelectronics     $   315,283
               Corp. (b)
    59,300     ElkCorp                      1,419,642
    18,700     Georgia Gulf Corp.             670,582
    27,700     Hughes Supply, Inc.          1,632,361
   188,100     Interface, Inc. (b)          1,642,113
   182,700     Intertape Polymer Group,     1,390,347
               Inc. (b)
    33,900     Millennium Chemicals,          587,148
               Inc. (b)
    24,887     Mohawk Industries            1,824,964
               Co. (b)
    72,700     Spartech Corp.               1,885,838
                                          -----------
                                           11,368,278
                                          -----------
UTILITIES - 3.24%
    57,000     Boston Communications          584,250
               Group, Inc. (b)
    25,700     Energen Corp.                1,233,343
    14,700     WPS Resources Corp.            681,345
                                          -----------
                                            2,498,938
                                          -----------

TOTAL COMMON STOCKS                        75,511,196
(Cost $50,276,723)                        -----------

INVESTMENT COMPANIES - 1.38%
 1,066,817       Wells Fargo Prime          1,066,817
                 Investment Money         -----------
                 Market Fund,
                 Investor Class

TOTAL INVESTMENT COMPANIES                  1,066,817
(Cost $1,066,817)                         -----------

TOTAL INVESTMENTS                          76,578,013
(Cost $51,343,540) (a) - 99.29%
Other assets in excess of liabilities -       545,544
0.71%                                     -----------

NET ASSETS - 100.00%                      $77,123,557
                                          ===========

(a) See notes to financial statements for tax basis unrealized appreciation (depreciation) of securities.
(b) Non-income producing security.


SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS

Tamarack Value Fund
--------------------------------------------------------------------------------

JUNE 30, 2004

                                              MARKET
   SHARES                                     VALUE
------------                             ---------------
COMMON STOCKS - 98.61%
CONSUMER DISCRETIONARY - 11.60%
  333,000     Eastman Kodak Co.          $  8,984,340
  105,470     Gannett Co., Inc.             8,949,130
  522,400     Limited Brands, Inc.          9,768,880
  413,200     McDonald's Corp.             10,743,200
  253,600     Walt Disney Co. (The)         6,464,264
                                         ------------
                                           44,909,814
                                         ------------
CONSUMER STAPLES - 8.55%
  207,900     Diageo PLC ADR               11,382,525
  255,200     H.J. Heinz Co.               10,003,840
  171,100     Kellogg Co.                   7,160,535
  874,100     Rite Aid Corp. (b)            4,562,802
                                         ------------
                                           33,109,702
                                         ------------
ENERGY - 7.66%
  159,532     BP Amoco PLC ADR              8,546,129
  312,100     Exxon Mobil Corp.            13,860,361
  85,900      Occidental Petroleum          4,158,419
              Corp.
  60,000      Royal Dutch Petroleum         3,100,200
              Co. ADR                    ------------
                                           29,665,109
                                         ------------
FINANCIALS - 31.13%
  128,400     AFLAC Inc.                    5,240,004
  171,050     Allstate Corp.                7,962,378
  176,600     American Express Co.          9,073,708
  175,900     American International       12,538,152
              Group, Inc.
  99,800      Bank of America Corp.         8,445,076
  278,966     Citigroup, Inc.              12,971,918
  56,300      Everest Re Group Ltd.         4,524,268
  87,700      Fifth Third Bancorp           4,716,506
  169,500     Freddie Mac                  10,729,350
  187,800     Morgan Stanley                9,910,206
  148,400     Radian Group Inc.             7,108,360
  186,300     SLM Corp.                     7,535,835
  49,700      SouthTrust Corp.              1,928,857
  55,950      Student Loan Corp.            7,637,175
  178,480     Wells Fargo & Co.            10,214,410
                                         ------------
                                          120,536,203
                                         ------------
HEALTHCARE - 4.36%
  294,700     Bristol-Myers Squibb Co.      7,220,150
  281,800     Pfizer Inc.                   9,660,104
                                         ------------
                                           16,880,254
                                         ------------
INDUSTRIALS - 12.01%
  138,572     Lockheed Martin Corp.         7,216,830
  124,100     Parker-Hannifin Corp.         7,378,986
  329,200     Rockwell Collins, Inc.       10,968,944
  102,300     Tyco International Ltd.       3,390,222
  139,400     Union Pacific Corp.           8,287,330
  302,640     Waste Management, Inc.        9,275,916
                                         ------------
                                           46,518,228
                                         ------------

                                              MARKET
   SHARES                                     VALUE
------------                             ---------------
INFORMATION TECHNOLOGY - 6.83%
  339,200     Apple Computer, Inc. (b)   $ 11,037,568
  75,800      Automatic Data                3,174,504
              Processing, Inc.
  88,220      International Business        7,776,593
              Machines Corp.
  155,900     Microsoft Corp.               4,452,504
                                         ------------
                                           26,441,169
                                         ------------
MATERIALS - 8.90%
  148,200     BOC Group PLC ADR             5,018,052
  190,500     Dow Chemical Co.              7,753,350
  157,660     PPG Industries, Inc.          9,852,173
  187,620     Weyerhaeuser Co.             11,842,575
                                         ------------
                                           34,466,150
                                         ------------
TELECOMMUNICATION SERVICES - 3.36%
  149,600     BCE Inc.                      2,997,984
  277,000     Verizon                      10,024,630
              Communications Inc.        ------------
                                           13,022,614
                                         ------------
UTILITIES - 4.21%
  127,000     Entergy Corp.                 7,113,270
  173,400     Exelon Corp.                  5,772,486
  71,100      NSTAR                         3,404,268
                                         ------------
                                           16,290,024
                                         ------------

TOTAL COMMON STOCKS                       381,839,267
(Cost $247,835,824)                      ------------

INVESTMENT COMPANIES - 1.36%
 5,271,112    Wells Fargo Prime             5,271,112
              Investment Money           ------------
              Market Fund,
              Investor Class

TOTAL INVESTMENT COMPANIES                  5,271,112
(Cost $5,271,112)                        ------------

TOTAL INVESTMENTS                         387,110,379
(Cost $253,106,936) (a) -- 99.97%
Other assets in excess of liabilities --      125,054
0.03%                                    ------------

NET ASSETS -- 100.00%                    $387,235,433
                                         ============

(a) See notes to financial statements for tax basis unrealized appreciation (depreciation) of securities.
(b) Non-income producing security.
ADR - American Depositary Receipt


SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS

Tamarack Microcap Value Fund
--------------------------------------------------------------------------------

JUNE 30, 2004

   SHARES OR
   PRINCIPAL                                              MARKET
    AMOUNT                                                 VALUE
--------------                                         ------------
COMMON STOCKS (95.52%)
CONSUMER DISCRETIONARY (28.28%)
      52,000     Action Performance                     $783,640
                 Cos., Inc.
      87,000     Aftermarket Technology                1,435,500
                 Corp. (b)
       2,800     Allen Organ Co., Class B                146,720
      29,800     Ambassadors                             381,142
                 International, Inc.
      60,000     AMERCO (b)                            1,425,000
      23,000     America's Car Mart,                     690,690
                 Inc. (b)
      21,400     Andersons, Inc. (The)                   363,586
      60,000     Applica, Inc. (b)                       534,000
      40,000     Ashworth, Inc. (b)                      332,400
      25,000     Benihana Inc.,                          372,500
                 Class A (b)
      69,000     Bluegreen Corp. (b)                     952,200
      45,000     Bon-Ton Stores, Inc. (The)              659,700
      46,000     Books-A-Million, Inc. (b)               271,860
      15,127     Bowl America Inc.,                      215,560
                 Class A
      56,250     Brookstone, Inc. (b)                  1,127,813
      48,000     BUCA, Inc. (b)                          255,840
     169,000     Carlisle Holdings Ltd. (b)            1,113,710
      61,000     Charlotte Russe Holding,              1,304,180
                 Inc. (b)
      41,000     Cole National Corp. (b)                 957,350
      39,000     Consolidated Graphics,                1,717,950
                 Inc. (b)
      37,000     Cornell Cos., Inc. (b)                  503,200
      95,000     CSK Auto Corp. (b)                    1,628,300
      35,000     CSS Industries, Inc.                  1,226,400
      32,000     Cutter & Buck, Inc.                     329,600
      39,400     Dave & Buster's, Inc. (b)               740,326
      40,000     Deb Shops, Inc.                         962,400
      39,000     Department 56, Inc. (b)                 600,600
      22,000     Dominion Homes,                         508,200
                 Inc. (b)
      13,500     Duckwall-ALCO Stores,                   226,652
                 Inc. (b)
      14,860     Edelbrock Corp.                         244,001
      73,000     Elizabeth Arden, Inc. (b)             1,535,920
      16,500     Equity Marketing, Inc. (b)              205,425
      20,800     Exponent, Inc. (b)                      558,896
       3,656     Federal Screw Works                     133,535
      68,000     Finish Line, Inc. (The),              2,051,560
                 Class A (b)
      26,000     Finlay Enterprises, Inc. (b)            489,320
      47,500     First Cash Financial                  1,010,800
                 Services, Inc. (b)
      48,000     Friedman's, Inc., Class A               152,160
       2,250     FRMO Corp. (b)                            2,261
      36,000     Gaiam, Inc. (b)                         244,080
      95,000     Goody's Family                          985,150
                 Clothing, Inc.

   SHARES OR
   PRINCIPAL                                              MARKET
    AMOUNT                                                 VALUE
--------------                                         ------------
      13,000     Hampshire Group Ltd. (b)               $376,870
      86,000     Isle of Capri Casinos,                1,500,700
                 Inc. (b)
      73,000     JAKKS Pacific, Inc. (b)               1,517,670
      79,657     K2, Inc. (b)                          1,250,615
      12,807     Knape & Vogt                            164,954
                 Manufacturing Co.
       7,600     Liberty Homes, Inc.,                     34,200
                 Class A
      31,000     Lifetime Hoan Corp.                     706,490
      76,000     Lightbridge, Inc. (b)                   425,600
      37,800     M/I Homes, Inc.                       1,534,680
      36,000     Mac-Gray Corp. (b)                      235,440
      43,000     MarineMax, Inc. (b)                   1,233,240
      40,750     Maxwell Shoe Co., Inc.,                 947,030
                 Class A (b)
       7,500     McRae Industries, Inc.,                  72,000
                 Class A
      84,000     Medical Staffing Network                540,960
                 Holdings, Inc. (b)
      37,000     Meritage Corp. (b)                    2,545,599
      37,500     Monro Muffler Brake,                    909,750
                 Inc. (b)
      69,400     Movado Group, Inc.                    1,197,150
      22,000     National R.V. Holdings,                 324,500
                 Inc. (b)
      30,000     New Horizons                            180,000
                 Worldwide, Inc. (b)
      18,300     Nobel Learning                          128,100
                 Communities, Inc. (b)
      10,300     Nobility Homes, Inc.                    211,253
      10,000     P & F Industries, Inc.,                  76,500
                 Class A (b)
      60,000     Palm Harbor Homes,                    1,063,800
                 Inc. (b)
      73,000     PC Connection, Inc. (b)                 480,340
      42,000     PDI, Inc. (b)                         1,273,860
      24,500     Perry Ellis International,              618,870
                 Inc. (b)
      69,000     Pinnacle Entertainment,                 870,090
                 Inc. (b)
     131,000     Prime Hospitality                     1,391,220
                 Corp. (b)
      47,400     Quaker Fabric Corp.                     365,407
      37,550     Rex Stores Corp. (b)                    459,988
      23,000     Rockford Corp. (b)                      103,500
      11,300     S&K Famous Brands,                      187,241
                 Inc. (b)
      36,000     Shoe Carnival, Inc. (b)                 540,360
      55,000     Source Interlink Cos.,                  611,600
                 Inc. (b)
      18,000     Sport Chalet, Inc. (b)                  233,550
      74,000     Sports Authority, Inc.                2,656,599
                 (The) (b)
     121,000     Stein Mart, Inc. (b)                  1,967,460

SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------

   SHARES OR
   PRINCIPAL                                         MARKET
    AMOUNT                                           VALUE
--------------                                   -------------
      26,000     Steinway Musical                  $912,340
                 Instruments, Inc. (b)
      66,000     Stoneridge, Inc. (b)             1,122,000
      21,000     Superior Uniform                   333,690
                 Group, Inc.
      43,000     Syms Corp. (b)                     398,180
      39,000     Vans, Inc. (b)                     801,450
      78,000     Velcro Industries NV               898,560
      37,000     WestCoast Hospitality              197,950
                 Corp. (b)
      16,700     Weyco Group, Inc.                  572,660
      35,000     Whitehall Jewellers,               261,800
                 Inc. (b)
      27,000     William Lyon Homes (b)           2,488,049
      82,000     Zomax, Inc. (b)                    309,140
                                                 ----------
                                                 66,613,132
                                                 ----------
CONSUMER STAPLES - 4.45%
       9,300     Cagle's, Inc., Class A (b)         128,805
      33,000     Chalone Wine Group                 354,750
                 Ltd. (The) (b)
      13,700     CPAC, Inc.                          80,693
     132,000     DIMON, Inc.                        755,040
       2,700     Foodarama                          116,100
                 Supermarkets, Inc. (b)
      12,000     Fresh Brands, Inc.                  92,280
       3,200     Genesee Corp.,                       8,000
                 Class B (b)
      67,000     Ingles Markets, Inc.,              748,390
                 Class A
      53,000     M & F Worldwide                    726,100
                 Corp. (b)
      20,425     Marsh Supermarkets,                281,865
                 Inc., Class A
      28,125     Marsh Supermarkets,                379,688
                 Inc., Class B
      22,000     MGP Ingredients, Inc.              851,180
      35,000     Nash-Finch Co.                     876,050
      37,000     Natures Sunshine                   526,880
                 Products, Inc.
      69,000     Omega Protein Corp. (b)            669,300
      52,575     Sanderson Farms, Inc.            2,819,071
       2,700     Scope Industries                   188,325
      52,000     Spartan Stores, Inc. (b)           176,800
      39,000     Standard Commercial                703,950
                 Corp.                           ----------
                                                 10,483,267
                                                 ----------
ENERGY - 5.85%
      40,000     Callon Petroleum Co. (b)           570,400
      43,000     Carrizo Oil & Gas,                 439,030
                 Inc. (b)
      50,000     Dril-Quip, Inc. (b)                935,000
      29,583     Enbridge Energy                  1,260,532
                 Management, LLC (b)
      21,000     Giant Industries, Inc. (b)         462,000

   SHARES OR
   PRINCIPAL                                         MARKET
    AMOUNT                                           VALUE
--------------                                   -------------
      34,000     Gulf Island                       $735,420
                 Fabrication, Inc.
      98,000     Harvest Natural                  1,461,180
                 Resources, Inc. (b)
      20,000     Lufkin Industries, Inc.            639,600
      43,000     NATCO Group, Inc.,                 331,530
                 Class A (b)
     202,000     Petrofund Energy Trust           2,254,320
      42,000     Petroleum Development            1,151,640
                 Corp. (b)
      14,600     Petroleum Helicopters,             281,050
                 Inc. (b)
       4,675     Plug Power, Inc. (b)                34,969
      49,000     Resource America, Inc.,          1,156,400
                 Class A
      81,200     RPC, Inc.                        1,282,148
      25,000     Torch Energy Royalty               146,750
                 Trust
     118,000     TransMontaigne, Inc. (b)           634,840
                                                 ----------
                                                 13,776,809
                                                 ----------
FINANCIALS - 14.54%
     101,000     American Equity                  1,004,950
                 Investment Life
                 Holding Co.
      69,000     American Home                    1,789,170
                 Mortgage Investment
                 Corp.
      14,500     Bancinsurance Corp. (b)            116,725
      11,300     Brantley Capital Corp.             122,718
      31,000     California First National          414,935
                 Bancorp
      21,000     Camco Financial Corp.              294,000
      99,000     Ceres Group, Inc. (b)              607,860
      25,000     Citizens South Banking             329,500
                 Corp.
      15,452     Cotton States Life                 297,296
                 Insurance Co.
     123,000     Credit Acceptance                1,853,610
                 Corp. (b)
       7,000     Donegal Group, Inc.                140,630
      37,000     Donegal Group, Inc.,               741,480
                 Class A
      33,000     DVI, Inc. (b)                          281
      70,000     Electro Rent Corp.                 732,900
      20,000     EMC Insurance                      467,200
                 Group, Inc.
      32,725     First Albany Cos., Inc.            328,559
      40,000     First Financial Corp.            1,276,000
      45,000     First Indiana Corp.                857,250
      54,000     First Merchants Corp.            1,401,300
      14,000     First Pactrust                     311,360
                 Bancorp, Inc.
      38,000     First Place Financial Corp.        705,660
      13,000     Home Federal Bancorp               325,000
      86,000     Hub International Ltd.           1,641,740

SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------

   SHARES OR
   PRINCIPAL                                             MARKET
    AMOUNT                                               VALUE
--------------                                       -------------
       8,300     Investors Title Co.                   $261,450
      24,000     Jefferson Bancshares, Inc.             311,040
      19,000     Matrix Bancorp, Inc. (b)               229,520
      21,000     Maxcor Financial                       224,700
                 Group, Inc.
       9,000     Mego Financial Corp. (b)                   225
       5,000     Merchants Group, Inc.                  128,750
     174,000     MFA Mortgage                         1,548,600
                 Investment, Inc.
      37,000     MFC Bancorp Ltd. (b)                   687,830
      51,800     Midland Co.                          1,535,870
       5,300     National Security Group,               125,080
                 Inc. (The)
       6,000     National Western Life                  921,300
                 Insurance Co.,
                 Class A (b)
      36,400     Navigators Group, Inc.               1,051,596
                 (The) (b)
      14,000     Onyx Acceptance Corp.                  230,440
      41,750     Penn-America                           584,500
                 Group, Inc.
      65,000     PMA Capital Corp.,                     585,000
                 Class A
      38,500     PXRE Group Ltd.                        972,895
      50,000     Sanders Morris Harris                  737,500
                 Group, Inc.
      36,100     Sizeler Property                       332,481
                 Investors, Inc.
      36,000     Sound Federal                          483,120
                 Bancorp, Inc.
      52,000     Stewart Information                  1,756,040
                 Services Corp.
      23,000     Stifel Financial Corp. (b)             625,600
      49,000     SWS Group, Inc.                        749,700
      54,000     TierOne Corp.                        1,161,540
      21,000     Trover Solutions, Inc. (b)             145,530
      97,000     United Community                     1,261,000
                 Financial Corp.
      30,000     United Fire &                        1,732,500
                 Casualty Co.
       4,600     Ziegler Cos., Inc.                      81,650
                                                     ----------
                                                     34,225,581
                                                     ----------
HEALTHCARE - 3.38%
      31,000     Air Methods Corp. (b)                  268,460
      17,000     Allou Health Care, Inc.,                    17
                 Class A (b)
      11,000     American Shared                         61,600
                 Hospital Services
      57,000     Capital Senior Living                  274,170
                 Corp. (b)
      41,000     Compex Technologies,                   252,150
                 Inc. (b)
      40,000     D & K Healthcare                       480,000
                 Resources, Inc.
      42,000     DJ Orthopedics, Inc. (b)               966,000

   SHARES OR
   PRINCIPAL                                             MARKET
    AMOUNT                                               VALUE
--------------                                       -------------
      49,500     Healthcare Services                   $757,350
                 Group, Inc.
      34,000     HealthTronics Surgical                 271,660
                 Services, Inc. (b)
      10,000     IntegraMed America,                     68,900
                 Inc. (b)
       7,100     Kewaunee Scientific                     74,408
                 Corp.
      29,000     Matria Healthcare,                     727,030
                 Inc. (b)
       2,250     MFC Development                          4,163
                 Corp. (b)
     108,000     Nabi                                 1,535,760
                 Biopharmaceuticals (b)
      60,000     Option Care, Inc.                      915,600
      20,000     Pediatric Services of                  253,820
                 America, Inc. (b)
      48,000     Prime Medical Services,                381,120
                 Inc. (b)
      52,000     Res-Care, Inc. (b)                     660,400
                                                     ----------
                                                      7,952,608
                                                     ----------
INDUSTRIALS - 13.84%
      17,000     Allied Defense Group,                  305,490
                 Inc. (b)
      21,125     Astronics, Corp. (b)                   113,864
      93,000     Aviall, Inc. (b)                     1,767,930
      10,500     Badger Meter, Inc.                     464,625
      34,800     Cascade Corp.                        1,087,500
       2,800     Chicago Rivet &                         77,112
                 Machine Co.
      24,000     CompuDyne Corp. (b)                    274,800
      40,000     CompX International,                   600,000
                 Inc. (b)
      42,000     Covenant Transport, Inc.,              717,780
                 Class A (b)
      29,000     Ducommun, Inc. (b)                     620,020
      50,400     EDO Corp.                            1,215,648
      16,600     Gehl Co. (b)                           336,150
      25,750     Hardinge, Inc.                         309,515
      70,000     HEICO Corp.                          1,277,500
      80,900     HEICO Corp., Class A                 1,128,555
      49,000     Imagistics International,            1,734,600
                 Inc. (b)
      17,000     International Shipholding              253,300
                 Corp. (b)
      31,900     Interpool, Inc.                        527,945
      19,000     Jinpan International Ltd.              135,850
      57,000     Knightsbridge Tankers                1,647,300
                 Ltd.
      37,000     Ladish Co., Inc. (b)                   314,500
      51,750     LSI Industries Inc.                    595,125
      58,000     MAIR Holdings, Inc. (b)                473,280
      23,000     Maritrans, Inc.                        346,150
      39,250     Marten Transport Ltd. (b)              732,013
      24,816     Met-Pro Corp.                          369,758

SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------

   SHARES OR
   PRINCIPAL                                         MARKET
    AMOUNT                                           VALUE
--------------                                   -------------
      41,000     Modtech Holdings,                 $316,520
                 Inc. (b)
      27,000     Nordic American Tanker             889,380
                 Shipping Ltd.
      70,875     Old Dominion Freight             2,089,395
                 Line, Inc. (b)
      33,100     P.A.M. Transportation              632,210
                 Services, Inc. (b)
      30,000     Powell Industries, Inc. (b)        512,400
       4,600     Quipp, Inc. (b)                     67,321
      92,000     RailAmerica, Inc. (b)            1,343,200
      42,000     Robbins & Myers, Inc.              942,900
      51,000     Stelmar Shipping Ltd.            1,690,650
      19,000     Sun Hydraulics Corp.               334,780
      34,000     Supreme Industries, Inc.,          218,960
                 Class A
     123,000     Technical Olympic                2,740,439
                 USA, Inc.
      20,200     Transport Corporation of           157,944
                 America, Inc. (b)
      47,000     TRC Cos., Inc. (b)                 783,960
      48,000     Tsakos Energy Navigation         1,630,080
                 Ltd.
      30,000     U.S. Xpress Enterprises,           471,900
                 Inc., Class A (b)
      28,000     USA Truck, Inc. (b)                338,520
                                                 ----------
                                                 32,586,869
                                                 ----------
INFORMATION TECHNOLOGY - 9.02%
      59,000     Anaren, Inc. (b)                   964,060
      65,000     Audiovox Corp.,                  1,097,200
                 Class A (b)
      72,300     Bell Microproducts,                584,907
                 Inc. (b)
      42,200     California Amplifier,              298,354
                 Inc. (b)
      19,000     Cobra Electronics                  166,820
                 Corp. (b)
      23,000     Communications                     184,230
                 Systems, Inc.
     143,000     CompuCom Systems,                  649,220
                 Inc. (b)
      79,000     Computer Network Tech              473,210
                 Corp. (b)
      34,450     Diodes, Inc. (b)                   816,121
      27,000     ePlus inc. (b)                     287,550
     112,000     ESS Technology, Inc. (b)         1,199,520
      24,000     GTSI Corp. (b)                     274,800
      42,000     II-VI, Inc.                      1,287,720
      32,000     Inforte Corp. (b)                  323,168
      35,000     Integral Systems, Inc.             562,800
      20,000     Magal Security Systems             375,800
                 Ltd.
      65,000     MCSI, Inc. (b)                         497
     104,000     Methode Electronics, Inc.        1,348,880

   SHARES OR
   PRINCIPAL                                         MARKET
    AMOUNT                                           VALUE
--------------                                   -------------
      48,000     NU Horizons Electronics           $432,000
                 Corp. (b)
      67,000     NYFIX, Inc. (b)                    327,630
      75,000     Pericom Semiconductor              803,250
                 Corp. (b)
      62,000     PLATO Learning, Inc. (b)           614,420
      37,000     Pomeroy IT Solutions,              441,040
                 Inc.
      41,000     Richardson Electronics             454,280
                 Ltd.
      35,000     Rofin-Sinar Technologies,          888,650
                 Inc. (b)
      43,000     SBS Technologies, Inc. (b)         691,010
      76,000     Semitool, Inc. (b)                 860,320
      13,800     Sl Industries, Inc. (b)            151,938
      41,000     Sypris Solutions, Inc.             786,790
      40,000     TALX Corp.                         977,200
      14,000     TESSCO Technologies,               243,040
                 Inc. (b)
      54,000     Tier Technologies, Inc.,           525,960
                 Class B (b)
     120,000     Ulticom, Inc. (b)                1,404,000
       8,760     Video Display Corp.                233,279
      97,000     White Electronic Designs           508,280
                 Corp. (b)                       ----------
                                                 21,237,944
                                                 ----------
MATERIALS - 9.53%
      45,226     Aceto Corp.                        795,978
      85,000     AMCOL International              1,610,750
                 Corp.
       7,300     American Biltrite, Inc.             67,160
      21,200     American Pacific Corp.             159,848
     107,000     Buckeye Technologies,            1,230,500
                 Inc. (b)
      39,000     Building Materials                 738,270
                 Holding Corp.
      45,000     CIRCOR International,              917,550
                 Inc.
       9,800     Eastern Co. (The)                  163,660
      11,315     Ecology and                        107,493
                 Environment, Inc.,
                 Class A
      47,000     Ennis Business Forms,              916,500
                 Inc.
      56,000     Gibraltar Steel Corp.            1,837,920
       5,150     Graham Corp.                        57,938
      29,000     Hawkins, Inc.                      347,420
      21,300     Mestek, Inc. (b)                   353,793
      23,800     Michael Baker Corp. (b)            363,188
      42,000     Mobile Mini, Inc. (b)            1,193,220
      10,562     MOD-PAC CORP. (b)                   94,202
      11,000     Noland Co.                         465,630
     140,400     North American                   1,228,500
                 Palladium Ltd. (b)
      18,800     Northwest Pipe Co. (b)             331,820

SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------

  SHARES OR
  PRINCIPAL                                          MARKET
    AMOUNT                                           VALUE
--------------                                   -------------
      28,000     Novamerican Steel,                 $  709,240
                 Inc. (b)
      35,000     Octel Corp.                           921,550
      35,000     Peak International                    175,000
                 Ltd. (b)
      49,800     Penn Engineering &                  1,067,712
                 Manufacturing Corp.
       6,400     Penn Engineering &                    116,800
                 Manufacturing Corp.,
                 Class A
      31,700     Roanoke Electric Steel                431,120
                 Corp.
      60,000     RTI International Metals,             957,000
                 Inc. (b)
      26,000     Stepan Co.                            679,900
      12,300     Summa Industries,                     133,455
                 Inc. (b)
      11,700     United States Lime &                  134,538
                 Minerals, Inc. (b)
      16,000     Universal Stainless &                 173,760
                 Alloy Products, Inc. (b)
     100,000     URS Corp. (b)                       2,739,999
       3,350     VSE Corp.                              66,699
       3,200     Vulcan International                  151,360
                 Corp.
      36,000     Water Pik Technologies,               596,160
                 Inc. (b)
      37,000     Wolverine Tube, Inc. (b)              403,300
                                                  ------------
                                                    22,438,933
                                                  ------------
OTHER - 0.80%
     112,000     Integrated Electrical                 901,600
                 Services, Inc. (b)
      22,000     Keith Cos., Inc. (The) (b)            316,800
      36,900     Navigant International,               656,451
                 Inc. (b)                         ------------
                                                     1,874,851
                                                  ------------
UTILITIES - 5.83%
      44,000     American States Water               1,022,560
                 Co.
      49,554     California Water Service            1,365,213
                 Group
      31,900     Cascade Natural Gas                   704,033
                 Corp.
      15,700     Chesapeake Utilities                  356,390
                 Corp.
      23,500     Connecticut Water                     603,010
                 Service, Inc.
       9,000     Delta Natural Gas Co.,                222,750
                 Inc.
      71,000     Empire District Electric            1,427,810
                 Co. (The)
      16,000     EnergySouth, Inc.                     640,320
      12,000     Florida Public Utilities Co.          217,080

  SHARES OR
  PRINCIPAL                                          MARKET
    AMOUNT                                           VALUE
--------------                                   -------------
      14,500     Green Mountain Power             $    378,450
                 Corp.
       4,900     Maine & Maritimes Corp.               156,800
      30,400     Middlesex Water Co.                   589,152
      43,000     NUI Corp.                             627,800
       6,500     RGC Resources, Inc.                   155,285
      82,000     SEMCO Energy, Inc.                    477,240
      26,400     SJW Corp.                             897,600
      37,200     South Jersey Industries,            1,636,799
                 Inc.
      41,401     Southwest Water Co.                   518,341
      41,000     SureWest                            1,295,600
                 Communications
      16,476     Unitil Corp.                          434,143
                                                  ------------
                                                    13,726,376
                                                  ------------

TOTAL COMMON STOCKS                                224,916,370
(Cost $173,698,320)                               ------------

WARRANTS - 0.00%

HEALTHCARE - 0.00%
       2,967     Del Global Technologies                 2,463
                 Corp. (b)                        ------------

TOTAL WARRANTS                                           2,463
(Cost $0)                                         ------------

INVESTMENT COMPANIES (3.63%)
      49,600     iShares Russell 2000                8,546,080
                 Value Index                      ------------

TOTAL INVESTMENT COMPANIES                           8,546,080
(Cost $7,272,526)                                 ------------

U.S. GOVERNMENT SPONSORED AND
AGENCY OBLIGATIONS - 0.85%

FEDERAL HOME LOAN BANK
DISCOUNT NOTES - 0.85%
$ 2,000,000      1.20%, 07/01/04                     2,000,000
                                                  ------------
TOTAL U.S. GOVERNMENT SPONSORED                      2,000,000
AND AGENCY OBLIGATIONS
(Cost $2,000,000)
                                                  ------------
TOTAL INVESTMENTS                                  235,464,913
(Cost $182,970,846) (a) -- 100.00%
Other assets in excess of liabilities --                 3,795
0.00%
                                                  ------------
NET ASSETS -- 100.00%                             $235,468,708
                                                  ============

(a) See notes to financial statements for tax basis unrealized appreciation (depreciation) of securities.
(b) Non-income producing security.


SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS

Tamarack Small Cap International Fund
--------------------------------------------------------------------------------


JUNE 30, 2004

                                             MARKET
     SHARES                                   VALUE
--------------                            -------------
COMMON STOCK (89.51%)
AUSTRALIA - 1.95%
CONSUMER DISCRETIONARY - 1.95%
      85,500    Ion Ltd.                     $103,633
                                             --------
BELGIUM - 2.50%
INFORMATION TECHNOLOGY - 2.50%
      11,500    Melexis NV                    132,919
                                             --------
CANADA - 8.46%
CONSUMER DISCRETIONARY - 1.74%
      12,700    Danier Leather, Inc. (b)       92,355
                                             --------
INDUSTRIALS - 3.52%
      11,100    GSI Lumonics, Inc. (b)        187,590
                                             --------
INFORMATION TECHNOLOGY - 3.20%
      39,000    Zarlink Semiconductor,        170,166
                Inc. (b)                     --------
                                              450,111
                                             --------
FRANCE - 10.40%
INDUSTRIALS - 2.63%
      18,800    Pinguely-Haulotte             140,212
                                             --------
INFORMATION TECHNOLOGY - 5.79%
      16,400    Lectra SA128,298
       3,050    Neopost SA                    180,270
                                             --------
                                              308,568
                                             --------
TELECOMMUNICATION SERVICES - 1.98%
      47,500    Genesys (b)                   105,179
                                             --------
                                              553,959
                                             --------
GERMANY - 13.19%
CONSUMER DISCRETIONARY - 2.46%
       5,600    Zapf Creation AG              131,155
                                             --------
INDUSTRIALS - 8.01%
       3,800    Pfeiffer Vacuum               154,879
                Technology AG
       5,900    Singulus Technologies         117,723
                AG (b)
       6,000    Techem AG (b)                 154,028
                                             --------
                                              426,630
                                             --------
INFORMATION TECHNOLOGY - 2.72%
       9,200    Elmos Semiconductor AG        144,839
                                             --------
                                              702,624
                                             --------
HONG KONG - 3.61%
HEALTHCARE - 0.61%
      44,800    Global BIO-CHEM                32,452
                Technology Group             --------
                Co. Ltd

                                             MARKET
     SHARES                                   VALUE
--------------                            -------------
INFORMATION TECHNOLOGY - 3.00%
      83,500    Vtech Holdings Ltd.          $159,511
                                             --------
                                              191,963
                                             --------
IRELAND - 2.20%
CONSUMER DISCRETIONARY - 2.20%
      49,000    Independent News &            116,847
                Media PLC                    --------

ISRAEL - 2.01%
INFORMATION TECHNOLOGY - 2.01%
      18,400    Tower Semiconductor           106,720
                Ltd. (b)                     --------

ITALY - 3.82%
INDUSTRIALS - 3.82%
      37,400    Interpump Group SpA           203,397
                                             --------
JAPAN - 7.60%
INDUSTRIALS - 2.56%
      19,200    Chiyoda Chemical              136,370
                Engineering (b)              --------

INFORMATION TECHNOLOGY - 2.66%
          18    Faith, Inc. (b)                74,234
          18    Faith, Inc. When Issue         66,810
                                             --------
                                              141,044
                                             --------
MATERIALS - 2.38%
       2,800    Tarmon Co. Ltd                126,765
                                             --------
                                              404,179
                                             --------
LUXEMBOURG - 2.74%
CONSUMER DISCRETIONARY - 2.74%
       4,750    SBS Broadcasting SA (b)       145,873
                                             --------
MEXICO - 1.86%
CONSUMER DISCRETIONARY - 1.86%
      46,700    Corporacion                    99,207
                Interamericana de            --------
                Entretenimiento,
                Class B (b)

NETHERLANDS - 2.72%
CONSUMER DISCRETIONARY - 2.72%
       2,970    Hunter Douglas NV             144,538
                                             --------
NEW ZEALAND - 2.49%
HEALTHCARE - 2.49%
      15,800    Fisher & Paykel               132,446
                Healthcare                   --------

NORWAY - 2.47%
ENERGY - 2.47%
       5,800    Prosafe ASA                   131,371
                                             --------

SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------

                                             MARKET
     SHARES                                   VALUE
--------------                            -------------
SWEDEN - 9.96%
CONSUMER DISCRETIONARY - 2.14%
      13,714    Eniro AB                   $  104,680
         806    Eniro AB Redemption             8,988
                Shares                     ----------
                                              113,668
                                           ----------
HEALTHCARE - 5.27%
       8,315    Elekta AB, Class B (b)        183,786
       8,200    Getinge Industrier AB,         96,881
                Class B                    ----------
                                              280,667
                                           ----------
INDUSTRIALS - 2.55%
       5,400    Munters AB                    135,485
                                           ----------
                                              529,820
                                           ----------
SWITZERLAND - 3.13%
INFORMATION TECHNOLOGY - 3.13%
       4,780    SEZ Holdings AG (b)           166,789
                                           ----------
UNITED KINGDOM - 8.40%
CONSUMER DISCRETIONARY - 1.35%
      17,300    HIT Entertainment PLC          71,845
                                           ----------
CONSUMER SERVICES - 2.13%
      15,470    T&F Informa Group PLC         113,342
                                           ----------
CONSUMER STAPLES - 2.90%
      57,800    McBride PLC                   154,086
                                           ----------
MATERIALS - 2.02%
      16,600    Victrex PLC                   107,622
                                           ----------

TOTAL COMMON STOCK                          4,763,291
(Cost $3,501,287)                          ----------

INVESTMENT COMPANIES - 8.39%
    236,320     Wells Fargo Government        236,320
                Institutional Money
                Market, Investor Class
    210,063     Wells Fargo Prime             210,063
                Investment Money           ----------
                Market, Investor Class
                                              446,383
                                           ----------

TOTAL INVESTMENT COMPANIES                    446,383
(Cost $446,383)
                                           ----------

                                             MARKET
     SHARES                                   VALUE
--------------                            -------------
WARRANT - 0.01%

HONG KONG - 0.01%
HEALTHCARE - 0.01%
       5,600    Global BIO-CHEM            $      366
                Technologies Co. Ltd.      ----------

TOTAL WARRANT                                     366
(Cost $0)                                  ----------

TOTAL INVESTMENTS                           5,210,040
(Cost $3,947,670) (a) -- 97.91%
Other assets in excess of liabilities --      111,092
2.09%                                      ----------

NET ASSETS -- 100.00%
                                           $5,321,132
                                           ==========

(a) See notes to financial statements for tax basis unrealized appreciation (depreciation) of securities.
(b) Non-income producing security.


SEE NOTES TO FINANCIAL STATEMENTS.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders of Tamarack Funds Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the portfolios of Tamarack Funds Trust, which include Enterprise Fund, Enterprise Small Cap Fund, Microcap Value Fund, Value Fund and Small Cap International Fund (collectively the "Funds") as of June 30, 2004, and the related statements of operations, statements of changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statements of changes in net assets and the financial highlights for periods prior to June 30, 2004, were audited by other auditors whose reports, dated August 22, 2003, expressed unqualified opinions.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2004, by correspondence with the Funds' custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2004, the results of their operations, the changes in their net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Chicago, Illinois
August 31, 2004

MANAGEMENT

Independent Trustees(1)
--------------------------------------------------------------------------------
T. GERON BELL (62)

POSITION HELD WITH FUND: Trustee; Since January, 2004

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President of Twins Sports, Inc. (parent company of the Minnesota Twins and Victory Sports) (2002-present); prior thereto President of the Minnesota Twins Baseball Club Incorporated (1987-present); Director, Great Hall Investment Funds, Inc. (1993-2004); Trustee, J&B Funds (2003-2004); Director, Babson Funds (2003-2004).

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 17
--------------------------------------------------------------------------------
LUCY HANCOCK BODE (51)

POSITION HELD WITH FUND: Trustee; Since January, 2004

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Healthcare consultant; Director, RBC Funds (1994-2004).

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 17
--------------------------------------------------------------------------------
LESLIE H. GARNER JR. (53)

POSITION HELD WITH FUND: Trustee; Since January, 2004

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President, Cornell College; Director, RBC Funds (1994-2004).

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 17
--------------------------------------------------------------------------------
RONALD JAMES (52)

POSITION HELD WITH FUND: Trustee; Since January, 2004

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President and Chief Executive Officer, Center for Ethical Business Cultures (2000-present); Director, Great Hall Investment Funds, Inc. (1993-2004); Trustee, J&B Funds (2003-2004); Director, Babson Funds (2003-2004).

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN:  17
--------------------------------------------------------------------------------
JOHN A. MACDONALD (54)

POSITION HELD WITH FUND: Trustee; Since January, 2004

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Investment Officer, Hall Family Foundation; Trustee, J&B Funds (2001-2004).

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 17
--------------------------------------------------------------------------------
H. DAVID RYBOLT (61)

POSITION HELD WITH FUND: Trustee; Since January, 2004

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Consultant, HDR Associates (management consulting); Director, Babson Funds (1992-2004).

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 17
--------------------------------------------------------------------------------

(1) Unless otherwise specified, the address of each trustee/officer is 100 South Fifth Street, Suite 2300, Minneapolis, Minnesota 55402.

MANAGEMENT

INDEPENDENT TRUSTEES(1)
--------------------------------------------------------------------------------
JAMES R. SEWARD (51)

POSITION HELD WITH FUND: Trustee; Since January, 2004

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Private investor (2000-present); Trustee, J&B Funds (2001-2004); Financial Consultant, Seward & Company, LLC (1998-2000); CFA.

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 17
--------------------------------------------------------------------------------
JAY H. WEIN (71)

POSITION HELD WITH FUND: Trustee; Since January, 2004

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Private investor (1989-present); Director, Great Hall Investment Funds, Inc. (1993-2004); Trustee, J&B Funds (2003-2004); Director, Babson Funds (2003-2004).

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 17
--------------------------------------------------------------------------------


INTERESTED TRUSTEES(1)
--------------------------------------------------------------------------------
MICHAEL T. LEE (41)

POSITION HELD WITH FUND: Trustee; Since January, 2004

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Operating Officer and Senior Vice President, Voyageur Asset Management Inc. (2003-present); Senior Portfolio Manager, Voyageur Asset Management Inc. (2000-present); Vice President, Senior Research Analyst and Equity Portfolio Manager, Voyageur Asset Management Inc. (1999-2003).

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN: 17
--------------------------------------------------------------------------------


EXECUTIVE OFFICERS(1)
--------------------------------------------------------------------------------

JENNIFER D. LAMMERS (43)

POSITION HELD WITH FUND: President and Chief Executive Officer; Since January, 2004

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Managing Director, Voyageur Asset Management (2000-present); Mutual Fund Services Director, Voyageur Asset Management (2003-present); Chief Financial Officer, Great Hall Investment Funds, Inc. (2001-2003); Compliance Officer, Great Hall Investment Funds, Inc. (2000-2001); Director of Finance, Voyageur Asset Management (2000-2003); Vice President and Manager, Financial Reporting, RBC Dain Rauscher (1998-2000); President and Chief Executive Officer(2).


CHRISTOPHER J. TOMAS (34)

POSITION HELD WITH FUND: Treasurer, Chief Financial Officer, and Principal Accounting Officer; Since January, 2004

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President and Finance Manager, RBC Dain Rauscher (2001-present); Compliance Officer, Great Hall Investment Funds, Inc. (2001-2003); Senior Financial Analyst, RBC Dain Rauscher (1999-2001); Financial Analyst, RBC Dain Rauscher (1997-1999); Treasurer, Chief Financial Officer and Principal Accounting Officer(2).
--------------------------------------------------------------------------------

(1) Unless otherwise specified, the address of each trustee/officer is 100 South Fifth Street, Suite 2300, Minneapolis, Minnesota 55402.

(2) Great Hall Investment Funds, Inc., J&B Funds, Babson Enterprise Fund, Inc., Babson Enterprise Fund II, Inc., Babson-Stewart Ivory International Fund, Inc., Babson Value Fund, Inc., David L. Babson Growth Fund, Inc., D.L. Babson Bond Trust, D.L. Babson Money Market Fund, Inc., D.L. Babson Tax-Free Income Fund, Inc., Shadow Stock Fund, Inc., and Investors Mark Series Fund, Inc.

MANAGEMENT

EXECUTIVE OFFICERS(1)
--------------------------------------------------------------------------------
MARTIN A. CRAMER (54)

POSITION HELD WITH FUND: Vice President, Assistant Secretary, Chief Compliance Officer, and AML Compliance Officer; Since January, 2004

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President and Mutual Fund Administration Manager, Voyageur Asset Management (2003-present); Legal and Regulatory Affairs Vice President, Compliance Officer and Secretary, J&B
(mutual fund management and distribution company) (1993-2003); Vice President, Assistant Secretary, Compliance Officer and AML Compliance Officer(2), and formerly, Vice President, Compliance Officer and Secretary, Buffalo Fund
Complex (1994-2003) and Secretary, Gold Bank Funds(3) (2001-2003).
--------------------------------------------------------------------------------
LAURA M. MORET (50)

POSITION HELD WITH FUND: Secretary and Chief Legal Officer; Since January, 2004

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President and Senior
Associate Counsel, RBC Dain Rauscher (2002-present); Vice President and Group Counsel, American Express Financial Advisors (1995-2002); Secretary(2).
--------------------------------------------------------------------------------
GORDON TELFER (38)

POSITION HELD WITH FUND: Portfolio Strategist; Since March, 2004

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President and Portfolio Manager, Voyageur Asset Management (2003-present); Senior Portfolio Manager, Alliance Capital Management (2000-2003); Senior Vice President, Global Strategist, Scudder Kemper Investments (1997-2000).
--------------------------------------------------------------------------------
NANCY M. SCINTO (44)

POSITION HELD WITH FUND: Chief Investment Officer, Equity Products; Since January, 2004

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Managing Director and Director of Research, Voyageur Asset Management.
--------------------------------------------------------------------------------

(1) Unless otherwise specified, the address of each trustee/officer is 100 South Fifth Street, Suite 2300, Minneapolis, Minnesota 55402.

(2) Great Hall Investment Funds, Inc., J&B Funds, Babson Enterprise Fund, Inc., Babson Enterprise Fund II, Inc., Babson-Stewart Ivory International Fund, Inc., Babson Value Fund, Inc., David L. Babson Growth Fund, Inc., D.L. Babson Bond Trust, D.L. Babson Money Market Fund, Inc., D.L. Babson Tax-Free Income Fund, Inc., Shadow Stock Fund, Inc., and Investors Mark Series Fund, Inc.

(3) The Buffalo Fund Complex consists of Buffalo Balanced Fund, Inc., Buffalo Large Cap Fund, Inc., Buffalo High Yield Fund, Inc., Buffalo Small Cap Fund, Inc., Buffalo USA Global Fund, Inc., and the Buffalo Funds, which is a series fund consisting of Buffalo Science & Technology Fund and Buffalo Mid Cap Fund. Gold Bank Funds is a series fund consisting of Gold Bank Equity and Gold Bank Money Market Fund.

SHARE CLASS INFORMATION

--------------------------------------------------------------------------------

The Tamarack Funds offer five share classes, three of which are currently authorized for sale to new investors. These three share classes are the A, C and R classes.
--------------------------------------------------------------------------------

A CLASS

A Class shares are available for purchase primarily through investment advisors, broker- dealers, banks and other financial services intermediaries. A Class shares of the Tamarack Equity Funds are currently subject to a maximum up-front sales charge of 5.75% and a 1.00% contingent deferred sales charge ("CDSC") for redemption within 12 months of a $1 million or greater purchase. A Class shares currently include a 0.25% (25 bps) annual 12b-1 service and distribution fee. (The 12b-1 Plan allows for 50 bps, but the Funds' distributor is currently voluntarily waiving 25 bps.) A Class shares have a higher up front sales charge
(load) than C Class shares, but a lower annual expense ratio.
--------------------------------------------------------------------------------
C CLASS

C Class shares are also available for purchase primarily through investment advisors, broker-dealers, banks and other financial services intermediaries. C Class shares redeemed within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1.00%. (No CDSC will be charged on shares acquired through reinvestment of dividends or capital gains.) C Class shares expenses include a 1.00% (100 bps) annual 12b-1 service and distribution fee. C Class shares have a lower up-front sales charge (load) than A Class shares, but due to the higher service and distribution fee, have higher annual expenses than A Class shares.
--------------------------------------------------------------------------------
R CLASS

R Class shares are available for purchase through employer-sponsored or 401(k) retirement plans. R Class shares have no upfront sales charge (load), but are subject to a 0.50% (50 bps) 12b-1 service and distribution fee. R Class shares currently have annual expenses between A Class and C Class share expenses.
--------------------------------------------------------------------------------
S CLASS

S Class shares are currently closed to new investors. This share class does not have an up front sales charge (load) or charge a 12b-1 service and distribution fee.
--------------------------------------------------------------------------------
For an investor purchasing Tamarack Funds shares through a financial services intermediary, the question as to which share class, A or C, is the best choice is dependent on many factors, including the amount to be invested and the length of time an investor anticipates holding the shares. An investor should consult with his or her financial advisor about his or her personal financial situation to determine which share class is the best choice for his or her individual situation.

SUPPLEMENTAL INFORMATION

SHAREHOLDERS PROXY VOTING RESULTS
--------------------------------------------------------------------------------

APRIL 8, 2004

On April 8th, 2004 a Special Meeting of the shareholders of Babson Enterprise Fund, Inc., Babson Enterprise Fund II, Inc., Babson Value Fund, Inc., Shadow Stock Fund, Inc. and J&B Small-Cap International Fund was held. The matters considered at the meeting, together with the actual vote tabulations relating to such matters are as follows:

Babson Enterprise Fund, Inc.

1. To approve the election of the following individuals to the board of directors of the Fund:

                                                        % of             % of
                         No. of Shares    Outstanding Shares   Shares Present
                         -------------    ------------------   --------------
T. GERON BELL
Affirmative              7,787,966.620               56.849%          93.447%
Withhold                   546,118.167                3.987%           6.553%
  TOTAL                  8,334,084.787               60.836%         100.000%
LUCY HANCOCK BODE
Affirmative              7,783,438.619               56.816%          93.393%
Withhold                   550,646.168                4.020%           6.607%
  TOTAL                  8,334,084.787               60.836%         100.000%
LESLIE H. GARNER, JR.
Affirmative              7,826,916.213               57.134%          93.915%
Withhold                   507,168.574                3.702%           6.085%
  TOTAL                  8,334,084.787               60.836%         100.000%
RONALD JAMES
Affirmative              7,811,849.884               57.024%          93.734%
Withhold                   522,234.903                3.812%          6.266%%
  TOTAL                  8,334,084.787               60.836%         100.000%
MICHAEL T. LEE
Affirmative              7,824,807.131               57.188%          93.889%
Withhold                   509,277.656                3.718%           6.111%
  TOTAL                  8,334,084.787               60.836%         100.000%
JOHN A. MACDONALD
Affirmative              7,804,720.405               56.972%          93.648%
Withhold                   529,364.382                3.864%           6.352%
  TOTAL                  8,334,084.787               60.836%         100.000%
H. DAVID RYBOLT
Affirmative              7,834,840.967               57.192%          94.010%
Withhold                   499,243.820                3.644%           5.990%
  TOTAL                  8,334,084.787               60.836%         100.000%
JAMES R. SEWARD
Affirmative              7,810,981.936               57.017%          93.723%
Withhold                   523,102.851                3.819%           6.277%
  TOTAL                  8,334,084.787               60.836%         100.000%
JAY H. WEIN
Affirmative              7,825,131.762               57.121%          93.893%
Withhold                   508,953.025                3.715%           6.107%
  TOTAL                  8,334,084.787               60.836%         100.000%

2. To approve an Agreement and Plan of Reorganization, pursuant to which the Fund would be reorganized as a separate portfolio of the Tamarack Funds Trust, a newly-created Delaware statutory trust.

SUPPLEMENTAL INFORMATION

                                                       % of                 % of
                         No. of Shares   Outstanding Shares       Shares Present
                         -------------   ------------------       --------------
Affirmative              7,177,945.329              52.396%              86.128%
Against                    503,630.250               3.677%               6.043%
Abstain                    244,599.208               1.785%               2.935%
Broker Non-votes           407,910.000               2.978%               4.894%
  TOTAL                  8,334,084.787              60.836%             100.000%

3. To approve the modification/reclassification of certain fundamental investment policies/restrictions. Modification of policies that must remain fundamental:

3.A Diversification

Affirmative              5,889,513.776              42.991%              70.668%
Against                  1,763,358.447              12.872%              21.158%
Abstain                    273,302.564               1.995%               3.280%
Broker Non-votes           407,910.000               2.978%               4.894%
  TOTAL                  8,334,084.787              60.836%             100.000%


3.B Borrowing

Affirmative              5,881,240.323              42.931%              70.569%
Against                  1,771,422.817              12.931%              21.255%
Abstain                    273,511.647               1.996%               3.282%
Broker Non-votes           407,910.000               2.978%               4.894%
  TOTAL                  8,334,084.787              60.836%             100.000%


3.C  Senior Securities

Affirmative              5,885,777.639              42.964%              70.623%
Against                  1,764,372.910              12.879%              21.171%
Abstain                    276,024.238               2.015%               3.312%
Broker Non-votes           407,910.000               2.978%               4.894%
 TOTAL                   8,334,084.787              60.836%             100.000%


3.D Underwriting Securities

Affirmative              5,888,721.912              42.986%              70.658%
Against                  1,761,428.637              12.857%              21.136%
Abstain                    276,024.238               2.015%               3.311%
Broker Non-votes           407,910.000               2.978%               4.894%
 TOTAL                   8,334,084.787              60.836%             100.000%


3.E Real Estate

Affirmative              5,880,592.518              42.926%              70.561%
Against                  1,767,519.162              12.903%              21.208%
Abstain                    278,063.107               2.029%               3.337%
Broker Non-votes           407,910.000               2.978%               4.894%
 TOTAL                   8,334,084.787              60.836%             100.000%


3.F Making Loans

Affirmative              5,878,534.764              42.911%              70.536%
Against                  1,774,337.459              12.952%              21.290%
Abstain                    273,302.564               1.995%               3.279%
Broker Non-votes           407,910.000               2.978%               4.894%
 TOTAL                   8,334,084.787              60.836%             100.000%

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3.G Concentration of Investments

                                                       % of                 % of
                         No. of Shares   Outstanding Shares       Shares Present
                         -------------   ------------------       --------------
Affirmative              5,884,719.728              42.956%              70.610%
Against                  1,765,430.821              12.887%              21.184%
Abstain                    276,024.238               2.015%               3.311%
Broker Non-votes           407,910.000               2.978%               4.894%
 TOTAL                   8,334,084.787              60.836%             100.000%

3.H Commodities

Affirmative              5,836,267.135              42.603%              70.029%
Against                  1,815,800.749              13.254%              21.788%
Abstain                    274,106.903               2.001%               3.289%
Broker Non-votes           407,910.000               2.978%               4.894%
 TOTAL                   8,334,084.787              60.836%             100.000%

Reclassification of certain policies/restrictions as non-fundamental:

3.I Investments for Control

Affirmative              5,819,065.311              42.477%              69.822%
Against                  1,829,583.203              13.355%              21.954%
Abstain                   277,526.273%               2.026%               3.329%
Broker Non-votes           407,910.000               2.978%               4.894%
 TOTAL                   8,334,084.787              60.836%             100.000%

3.J Investments in Other Investment Companies

Affirmative              5,769,543.292              42.116%              69.228%
Against                  1,877,360.644              13.704%              22.527%
Abstain                    279,270.851               2.038%               3.350%
Broker Non-votes           407,910.000               2.978%               4.894%
 TOTAL                   8,334,084.787              60.836%             100.000%

3.K Margin Activities and Short Selling

Affirmative              5,771,365.225              42.129%              69.250%
Against                  1,879,363.288              13.719%              22.550%
Abstain                    275,446.274               2.010%               3.305%
Broker Non-votes           407,910.000               2.978%               4.894%
 TOTAL                   8,334,084.787              60.836%             100.000%

3.L Unseasoned Companies

Affirmative              5,802,354.578              42.355%              69.622%
Against                  1,849,162.057              13.498%              22.188%
Abstain                    274,658.152               2.005%               3.296%
Broker Non-votes           407,910.000               2.978%               4.894%
 TOTAL                   8,334,084.787              60.836%             100.000%

3.M Investments in Securities of Related Issuers

Affirmative              5,809,900.374              42.410%              69.713%
Against                  1,840,974.586              13.439%              22.089%
Abstain                    275,299.827               2.009%               3.304%
Broker Non-votes           407,910.000               2.978%               4.894%
 TOTAL                   8,334,084.787              60.836%             100.000%

72
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3.N Making Loans to Related Parties

Affirmative              5,782,273.235              42.409%              69.381%
Against                  1,869,243.400              13.644%              22.429%
Abstain                    274,658.152               2.005%               3.295%
Broker Non-votes           407,910.000               2.978%               4.894%
 TOTAL                   8,334,084.787              60.836%             100.000%

3.O Entering into Dealings with Related Parties

Affirmative              5,786,595.119              42.240%              69.433%
Against                  1,860,477.399              13.581%              22.324%
Abstain                    279,102.269               2.037%               3.349%
Broker Non-votes           407,910.000               2.978%               4.894%
 TOTAL                   8,334,084.787              60.836%             100.000%

3.P Liability for Debt of Others

Affirmative              5,758,216.091              42.033%              69.092%
Against                  1,887,504.800              13.778%              22.648%
Abstain                    280,453.896               2.047%               3.365%
Broker Non-votes           407,910.000               2.978%               4.894%
 TOTAL                   8,334,084.787              60.836%             100.000%

3.Q Investments in Assessable or Unlimited Liability Securities

Affirmative              5,767,272.935              42.099%              69.201%
Against                  1,879,675.814              13.721%              22.554%
Abstain                    279,226.038               2.038%               3.350%
Broker Non-votes           407,910.000               2.978%               4.894%
 TOTAL                   8,334,084.787              60.836%             100.000%

4. To approve the reclassification of the Fund's general investment policies as non-fundamental policies.

Affirmative              5,772,406.970              42.137%              69.263%
Against                  1,890,283.146              13.798%              22.681%
Abstain                    263,484.671               1.923%               3.162%
Broker Non-votes           407,910.000               2.978%               4.894%
 TOTAL                   8,334,084.787              60.836%             100.000%

5. To ratify the selection of Deloitte & Touche LLP as the independent auditors of the Fund for the current fiscal year.

Affirmative              7,847,321.569              57.283%              94.159%
Against                    287,143.937               2.096%               3.446%
Abstain                    199,619.281               1.457%               2.395%
 TOTAL                   8,334,084.787              60.836%             100.000%

** FUND TOTALS:             SHARES
RECORD TOTAL            13,699,295.783
VOTED SHARES             8,334,084.787
PERCENT PRESENT                60.836%

                                                                              73
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SUPPLEMENTAL INFORMATION
--------------------------------------------------------------------------------

Babson Enterprise Fund II, Inc.

1. To approve the election of the following individuals to the board of directors of the Fund:

                                                       % of                 % of
                         No. of Shares   Outstanding Shares       Shares Present
                         -------------   ------------------       --------------
T. GERON BELL
Affirmative              1,377,587.249              59.990%             80.642%
Withhold                   330,696.470              14.401%             19.358%
 TOTAL                   1,708,283.728              74.391%            100.000%
LUCY HANCOCK BODE
Affirmative              1,377,765.754              59.998%             80.652%
Withhold                   330,517.974              14.393%             19.348%
 TOTAL                   1,708,283.728              74.391%            100.000%
LESLIE H. GARNER, JR.
Affirmative              1,384,459.508              60.289%             81.044%
Withhold                   323,824.220              14.102%             18.956%
 TOTAL                   1,708,283.728              74.391%            100.000%
RONALD JAMES
Affirmative              1,383,469.099              60.246%             80.986%
Withhold                   324,814.629              14.145%             19.014%
 TOTAL                   1,708,283.728              74.391%            100.000%
MICHAEL T. LEE
Affirmative              1,372,740.004              59.779%             80.358%
Withhold                   335,543.724              14.612%             19.642%
 TOTAL                   1,708,283.728              74.391%            100.000%
JOHN A. MACDONALD
Affirmative              1,384,605.491              60.296%             81.052%
Withhold                   323,678.237              14.095%             18.948%
 TOTAL                   1,708,283.728              74.391%            100.000%
H. DAVID RYBOLT
Affirmative              1,385,042.832              60.315%             81.078%
Withhold                   323,240.896              14.076%             18.922%
 TOTAL                   1,708,283.728              74.391%            100.000%
JAMES R. SEWARD
Affirmative              1,382,841.403              60.219%             80.949%
Withhold                   325,442.325              14.172%             19.051%
 TOTAL                   1,708,283.728              74.391%            100.000%
JAY H. WEIN
Affirmative              1,379,282.412              60.064%             80.741%
Withhold                   329,001.316              14.327%             19.259%
 TOTAL                   1,708,283.728              74.391%            100.000%

2. To approve an Agreement and Plan of Reorganization, pursuant to which the Fund would be reorganized as a separate portfolio of the Tamarack Funds Trust, a newly-created Delaware statutory trust.

Affirmative              1,200,862.851              52.294%              70.296%
Against                    329,763.812              14.361%              19.304%
Abstain                     39,409.065               1.716%               2.307%
Broker Non-votes           138,248.000               6.020%               8.093%
 TOTAL                   1,708,283.728              74.391%             100.000%

74
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     SUPPLEMENTAL INFORMATION

3. To approve the modification/reclassification of certain fundamental investment policies/restrictions. Modification of policies that must remain fundamental:

3.A Diversification

                                                       % of                 % of
                         No. of Shares   Outstanding Shares       Shares Present
                         -------------   ------------------       --------------
Affirmative              1,182,142.364              51.479%              69.201%
Against                    340,196.830              14.815%              19.914%
Abstain                     47,696.534               2.077%               2.793%
Broker Non-votes           138,248.000               6.020%               8.093%
 TOTAL                   1,708,283.728              74.391%             100.000%

3.B Borrowing

Affirmative              1,184,799.488              51.595%              69.356%
Against                    337,539.706              14.699%              19.759%
Abstain                     47,696.534               2.077%               2.792%
Broker Non-votes           138,248.000               6.020%               8.093%
 TOTAL                   1,708,283.728              74.391%             100.000%

3.C Senior Securities

Affirmative              1,184,828.661              51.596%              69.358%
Against                    337,510.533              14.698%              19.757%
Abstain                     47,696.534               2.077%               2.792%
Broker Non-votes           138,248.000               6.020%               8.093%
 TOTAL                   1,708,283.728              74.391%             100.000%

3.D Underwriting Securities

Affirmative              1,185,153.540              51.610%              69.377%
Against                    337,185.654              14.684%              19.738%
Abstain                     47,696.534               2.077%               2.792%
Broker Non-votes           138,248.000               6.020%               8.093%
 TOTAL                   1,708,283.728              74.391%             100.000%

3.E Real Estate

Affirmative              1,184,869.065              51.598%              69.360%
Against                    337,470.129              14.696%              19.755%
Abstain                     47,696.534               2.077%               2.792%
Broker Non-votes           138,248.000               6.020%               8.093%
 TOTAL                   1,708,283.728              74.391%             100.000%

3.F Making Loans

Affirmative              1,182,871.496              51.511%              69.243%
Against                    339,467.698              14.783%              19.872%
Abstain                     47,696.534               2.077%               2.792%
Broker Non-votes           138,248.000               6.020%               8.093%
 TOTAL                   1,708,283.728              74.391%             100.000%

3.G Concentration of Investments

Affirmative              1,183,761.131              51.550%              69.295%
Against                    338,578.063              14.744%              19.820%
Abstain                     47,696.534               2.077%               2.792%
Broker Non-votes           138,248.000               6.020%               8.093%
 TOTAL                   1,708,283.728              74.391%             100.000%

                                                                              75
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     SUPPLEMENTAL INFORMATION

3.H Commodities

                                                       % of                 % of
                         No. of Shares   Outstanding Shares       Shares Present
                         -------------   ------------------       --------------
Affirmative              1,168,426.804              50.882%              68.398%
Against                    353,410.922              15.390%              20.688%
Abstain                     48,198.002               2.099%               2.821%
Broker Non-votes           138,248.000               6.020%               8.093%
 TOTAL                   1,708,283.728              74.391%             100.000%

Reclassification of certain policies/restrictions as non-fundamental:

3.I Investments for Control

Affirmative              1,182,728.524              51.505%              69.235%
Against                    339,109.202              14.767%              19.851%
Abstain                     48,198.002               2.099%               2.821%
Broker Non-votes           138,248.000               6.020%               8.093%
 TOTAL                   1,708,283.728              74.391%             100.000%

3.J Investments in Other Investment Companies

Affirmative              1,166,164.669              50.783%              68.265%
Against                    354,585.721              15.442%              20.757%
Abstain                     49,285.338               2.146%               2.885%
Broker Non-votes           138,248.000               6.020%               8.093%
 TOTAL                   1,708,283.728              74.391%             100.000%

3.K Margin Activities and Short Selling

Affirmative              1,172,115.537              51.042%              68.614%
Against                    348,958.733              15.197%              20.427%
Abstain                     48,961.458               2.132%               2.867%
Broker Non-votes           138,248.000               6.020%               8.093%
 TOTAL                   1,708,283.728              74.391%             100.000%

3.L Unseasoned Companies

Affirmative              1,172,135.718              51.043%              68.615%
Against                    348,938.552              15.196%              20.426%
Abstain                     48,961.458               2.132%               2.866%
Broker Non-votes           138,248.000               6.020%               8.093%
 TOTAL                   1,708,283.728              74.391%             100.000%

3.M Investments in Securities of Related Issuers

Affirmative              1,171,970.539              51.036%              68.605%
Against                    348,779.851              15.189%              20.417%
Abstain                     49,285.338               2.146%               2.885%
Broker Non-votes           138,248.000               6.020%               8.093%
 TOTAL                   1,708,283.728              74.391%             100.000%

3.N Making Loans to Related Parties

Affirmative              1,162,829.557              50.638%              68.070%
Against                    359,008.169              15.634%              21.016%
Abstain                     48,198.002               2.099%               2.821%
Broker Non-votes           138,248.000               6.020%               8.093%
 TOTAL                   1,708,283.728              74.391%             100.000%

76
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SUPPLEMENTAL INFORMATION

3.O Entering into Dealings with Related Parties

                                                       % of                 % of
                         No. of Shares   Outstanding Shares       Shares Present
                         -------------   ------------------       --------------
Affirmative              1,173,578.619              51.106%              68.699%
Against                    347,495.651              15.133%              20.342%
Abstain                     48,961.458               2.132%               2.866%
Broker Non-votes           138,248.000               6.020%               8.093%
 TOTAL                   1,708,283.728              74.391%             100.000%

3.P Liability for Debt of Others

Affirmative              1,165,837.310              50.769%              68.246%
Against                    355,236.960              15.470%              20.795%
Abstain                     48,961.458               2.132%               2.866%
Broker Non-votes           138,248.000               6.020%               8.093%
 TOTAL                   1,708,283.728              74.391%             100.000%

3.Q Investments in Assessable or Unlimited Liability Securities

Affirmative              1,160,613.914              50.542%              67.940%
Against                    355,620.853              15.486%              20.818%
Abstain                     53,800.961               2.343%               3.149%
Broker Non-votes           138,248.000               6.020%               8.093%
 TOTAL                   1,708,283.728              74.391%             100.000%

4. To approve the reclassification of the Fund's general investment policies as non-fundamental policies.

Affirmative              1,166,641.462              50.804%              68.293%
Against                    347,826.572              15.147%              20.361%
Abstain                     55,567.694               2.420%               3.253%
Broker Non-votes           138,248.000               6.020%               8.093%
 TOTAL                   1,708,283.728              74.391%             100.000%

5. To ratify the selection of Deloitte & Touche LLP as the independent auditors of the Fund for the current fiscal year.

Affirmative              1,373,209.369              59.800%              80.385%
Against                    297,778.168              12.967%              17.432%
Abstain                     37,296.191               1.624%               2.183%
 TOTAL                   1,708,283.728              74.391%             100.000%

** FUND TOTALS:             SHARES
RECORD TOTAL             2,296,352.983
VOTED SHARES             1,708,283.728
PERCENT PRESENT                74.391%

     SUPPLEMENTAL INFORMATION

--------------------------------------------------------------------------------

Babson Value Fund, Inc.

1. To approve the election of the following individuals to the board of directors of the Fund:

                                                       % of                % of
                         No. of Shares   Outstanding Shares      Shares Present
                         -------------   ------------------       -------------
T. GERON BELL
Affirmative              5,986,367.295              63.965%             95.082%
Withhold                   309,637.860               3.308%              4.918%
 TOTAL                   6,296,005.155              67.273%            100.000%
LUCY HANCOCK BODE
Affirmative              5,982,685.966              63.925%             95.024%
Withhold                   313,319.189               3.348%              4.976%
 TOTAL                   6,296,005.155              67.273%            100.000%
LESLIE H. GARNER, JR.
Affirmative              5,988,213.709              63.984%             95.111%
Withhold                   307,791.446               3.289%              4.889%
 TOTAL                   6,296,005.155              67.273%            100.000%
RONALD JAMES
Affirmative              5,990,236.340              64.006%             95.143%
Withhold                   305,768.815               3.267%              4.857%
 TOTAL                   6,296,005.155              67.273%            100.000%
MICHAEL T. LEE
Affirmative              5,975,518.320              63.849%             94.910%
Withhold                   320,486.835               3.424%              5.090%
 TOTAL                   6,296,005.155              67.273%            100.000%
JOHN A. MACDONALD
Affirmative              5,986,541.990              63.966%             95.085%
Withhold                   309,463.165               3.307%              4.915%
 TOTAL                   6,296,005.155              67.273%            100.000%
H. DAVID RYBOLT
Affirmative              5,993,009.758              64.035%             95.187%
Withhold                   302,995.397               3.238%              4.813%
 TOTAL                   6,296,005.155              67.273%            100.000%
JAMES R. SEWARD
Affirmative              5,984,460.395              63.944%             95.052%
Withhold                   311,544.760               3.329%              4.948%
 TOTAL                   6,296,005.155              67.273%            100.000%
JAY H. WEIN
Affirmative              5,987,514.892              63.977%             95.100%
Withhold                   308,490.263               3.296%              4.900%
 TOTAL                   6,296,005.155              67.273%            100.000%

2. To approve an Agreement and Plan of Reorganization, pursuant to which the Fund would be reorganized as a separate portfolio of the Tamarack Funds Trust, a newly-created Delaware statutory trust.

Affirmative              4,906,997.131              52.431%              77.938%
Against                    364,617.536               3.896%               5.792%
Abstain                    145,724.488               1.557%               2.314%
Broker Non-votes           878,666.000               9.389%              13.956%
 TOTAL                   6,296,005.155              67.273%             100.000%

SUPPLEMENTAL INFORMATION

3. To approve the modification/reclassification of certain fundamental investment policies/restrictions. Modification of policies that must remain fundamental:


3.A Diversification

                                                       % of                 % of
                         No. of Shares   Outstanding Shares       Shares Present
                         -------------   ------------------       --------------
Affirmative              4,830,988.633              51.619%              76.731%
Against                    395,086.825               4.222%               6.275%
Abstain                    191,263.697               2.043%               3.038%
Broker Non-votes           878,666.000               9.389%              13.956%
 TOTAL                   6,296,005.155              67.273%             100.000%

3.B Borrowing

Affirmative              4,822,932.483              51.533%              76.603%
Against                    401,623.273               4.292%               6.379%
Abstain                    192,783.399               2.059%               3.062%
Broker Non-votes           878,666.000               9.389%              13.956%
 TOTAL                   6,296,005.155              67.273%             100.000%

3.C Senior Securities

Affirmative              4,828,012.605              51.587%              76.684%
Against                    397,352.100               4.246%               6.311%
Abstain                    191,974.450               2.051%               3.049%
Broker Non-votes           878,666.000               9.389%              13.956%
 TOTAL                   6,296,005.155              67.273%             100.000%

3.D Underwriting Securities

Affirmative              4,829,536.610              51.604%              76.708%
Against                    394,887.008               4.219%               6.272%
Abstain                    192,915.537               2.061%               3.064%
Broker Non-votes           878,666.000               9.389%              13.956%
 TOTAL                   6,296,005.155              67.273%             100.000%

3.E Real Estate

Affirmative              4,831,865.025              51.629%              76.745%
Against                    392,633.583               4.195%               6.236%
Abstain                    192,840.547               2.060%               3.063%
Broker Non-votes           878,666.000               9.389%              13.956%
 TOTAL                   6,296,005.155              67.273%             100.000%

3.F Making Loans

Affirmative              4,825,285.431              51.558%              76.640%
Against                    339,774.538               4.272%               6.350%
Abstain                    192,279.186               2.054%               3.054%
Broker Non-votes           878,666.000               9.389%              13.956%
 TOTAL                   6,296,005.155              67.273%             100.000%

3.G Concentration of Investments

Affirmative              4,826,610.153              51.572%              76.661%
Against                    399,388.407               4.268%               6.344%
Abstain                    191,340.595               2.044%               3.039%
Broker Non-votes           878,666.000               9.389%              13.956%
 TOTAL                   6,296,005.155              67.273%             100.000%

SUPPLEMENTAL INFORMATION

3.H Commodities

                                                       % of                 % of
                         No. of Shares   Outstanding Shares       Shares Present
                         -------------   ------------------       --------------
Affirmative              4,807,612.966              51.369%              76.360%
Against                    409,758.644               4.379%               6.508%
Abstain                    199,967.545               2.136%               3.176%
Broker Non-votes           878,666.000               9.389%              13.956%
 TOTAL                   6,296,005.155              67.273%             100.000%

Reclassification of certain policies/restrictions as non-fundamental:

3.I Investments for Control

Affirmative              4,809,404.665              51.389%              76.388%
Against                    409,450.662               4.375%               6.504%
Abstain                    198,483.828               2.120%               3.152%
Broker Non-votes           878,666.000               9.389%              13.956%
 TOTAL                   6,296,005.155              67.273%             100.000%

3.J Investments in Other Investment Companies

Affirmative              4,789,455.046              51.175%              76.071%
Against                    428,094.139               4.575%               6.800%
Abstain                    199,789.970               2.134%               3.173%
Broker Non-votes           878,666.000               9.389%              13.956%
 TOTAL                   6,296,005.155              67.273%             100.000%

3.K Margin Activities and Short Selling

Affirmative              4,794,201.611              51.226%              76.147%
Against                    422,951.417               4.519%               6.717%
Abstain                    200,186.127               2.139%               3.180%
Broker Non-votes           878,666.000               9.389%              13.956%
 TOTAL                   6,296,005.155              67.273%             100.000%

3.L Unseasoned Companies

Affirmative              4,790,763.056              51.189%              76.092%
Against                    428,854.357               4.583%               6.812%
Abstain                    197,721.742               2.112%               3.140%
Broker Non-votes           878,666.000               9.389%              13.956%
 TOTAL                   6,296,005.155              67.273%             100.000%

3.M Investments in Securities of Related Issuers

Affirmative              4,796,482.484              51.251%              76.183%
Against                    421,693.827               4.505%               6.698%
Abstain                    199,162.844               2.128%               3.163%
Broker Non-votes           878,666.000               9.389%              13.956%
 TOTAL                   6,296,005.155              67.273%             100.000%

3.N Making Loans to Related Parties

Affirmative              4,779,390.691              51.068%              75.911%
Against                    439,247.617               4.693%               6.977%
Abstain                    198,700.847               2.123%               3.156%
Broker Non-votes           878,666.000               9.389%              13.956%
 TOTAL                   6,296,005.155              67.273%             100.000%

SUPPLEMENTAL INFORMATION

3.O Entering into Dealings with Related Parties

                                                       % of                 % of
                         No. of Shares   Outstanding Shares       Shares Present
                         -------------   ------------------       --------------
Affirmative              4,786,284.741              51.142%              76.021%
Against                    433,681.673               4.633%               6.888%
Abstain                    197,372.741               2.109%               3.135%
Broker Non-votes           878,666.000               9.389%              13.956%
 TOTAL                   6,296,005.155              67.273%             100.000%

3.P Liability for Debt of Others

Affirmative              4,781,640.385              51.092%              75.947%
Against                    437,068.373               4.670%               6.942%
Abstain                    198,630.397               2.122%               3.155%
Broker Non-votes           878,666.000               9.389%              13.956%
 TOTAL                   6,296,005.155              67.273%             100.000%

3.Q Investments in Assessable or Unlimited Liability Securities

Affirmative              4,786,665.516              51.146%              76.027%
Against                    429,032.028               4.584%               6.814%
Abstain                    201,641.611               2.154%               3.203%
Broker Non-votes           878,666.000               9.389%              13.956%
 TOTAL                   6,296,005.155              67.273%             100.000%

4. To approve the reclassification of the Fund's general investment policies as non-fundamental policies.

Affirmative              4,780,688.780              51.082%              75.932%
Against                    469,280.145               5.014%               7.454%
Abstain                    167,370.230               1.788%               6.658%
Broker Non-votes           878,666.000               9.389%              13.956%
 TOTAL                   6,296,005.155              67.273%             100.000%

5. To ratify the selection of Deloitte & Touche LLP as the independent auditors of the Fund for the current fiscal year.

Affirmative              5,946,417.882              63.538%              94.447%
Against                    229,477.563               2.452%               3.645%
Abstain                    120,109.710               1.283%               1.908%
 TOTAL                   6,296,005.155              67.273%             100.000%

** FUND TOTALS:             SHARES
RECORD TOTAL             9,358,888.002
VOTED SHARES             6,296,005.155
PERCENT PRESENT                67.273%

     SUPPLEMENTAL INFORMATION

Babson Shadow Stock Fund, Inc.

1. To approve the election of the following individuals to the board of directors of the Fund:

                                                       % of                 % of
                         No. of Shares   Outstanding Shares       Shares Present
                         -------------   ------------------       --------------
T. GERON BELL
Affirmative              5,071,635.318              60.036%              93.953%
Withhold                   326,398.241               3.864%               6.047%
 TOTAL                   5,398,033.559              63.900%             100.000%
LUCY HANCOCK BODE
Affirmative              5,089,614.371              60.249%              94.286%
Withhold                   308,419.188               3.651%               5.714%
 TOTAL                   5,398,033.559              63.900%             100.000%
LESLIE H. GARNER, JR.
Affirmative              5,104,757.180              60.428%              94.567%
Withhold                   293,276.379               3.472%               5.433%
 TOTAL                   5,398,033.559              63.900%             100.000%
RONALD JAMES
Affirmative              5,100,061.431              60.373%              94.480%
Withhold                   297,972.128               3.527%               5.520%
 TOTAL                   5,398,033.559              63.900%             100.000%
MICHAEL T. LEE
Affirmative              5,088,195.818              60.232%              94.260%
Withhold                   309,837.741               3.668%               5.740%
 TOTAL                   5,398,033.559              63.900%             100.000%
JOHN A. MACDONALD
Affirmative              5,086,443.115              60.212%              94.228%
Withhold                   311,590.444               3.688%               5.772%
 TOTAL                   5,398,033.559              63.900%             100.000%
H. DAVID RYBOLT
Affirmative              5,110,185.932              60.493%              94.668%
Withhold                   287,847.627               3.407%               5.332%
 TOTAL                   5,398,033.559              63.900%             100.000%
JAMES R. SEWARD
Affirmative              5,085,568.459              60.201%              94.212%
Withhold                   312,465.100               3.699%               5.788%
 TOTAL                   5,398,033.559              63.900%             100.000%
JAY H. WEIN
Affirmative              5,096,730.272              60.333%              94.418%
Withhold                   301,303.287               3.567%               5.582%
 TOTAL                   5,398,033.559              63.900%             100.000%

2. To approve an Agreement and Plan of Reorganization, pursuant to which the Fund would be reorganized as a separate portfolio of the Tamarack Funds Trust, a newly-created Delaware statutory trust.

Affirmative              4,566,648.501              54.058%              84.598%
Against                    365,177.976               4.323%               6.765%
Abstain                    116,123.082               1.375%               2.151%
Broker Non-votes           350,084.000               4.144%               6.485%
 TOTAL                   5,398,033.559              63.900%             100.000%

SUPPLEMENTAL INFORMATION

3. To approve the modification/reclassification of certain fundamental investment policies/restrictions. Modification of policies that must remain fundamental:

3.A Diversification

                                                       % of                 % of
                         No. of Shares   Outstanding Shares       Shares Present
                         -------------   ------------------       --------------
Affirmative              4,399,867.433              52.084%              81.509%
Against                    498,026.876               5.896%               9.226%
Abstain                    150,055.250               1.776%               2.780%
Broker Non-votes           350,084.000               4.144%               6.485%
 TOTAL                   5,398,033.559              63.900%             100.000%

3.B Borrowing

Affirmative              4,375,802.713              51.799%              81.063%
Against                    522,091.596               6.181%               9.672%
Abstain                    150,055.250               1.776%               2.780%
Broker Non-votes           350,084.000               4.144%               6.485%
 TOTAL                   5,398,033.559              63.900%             100.000%

3.C Senior Securities

Affirmative              4,400,301.853              52.089%              81.517%
Against                    497,592.456               5.891%               9.218%
Abstain                    150,055.250               1.776%               2.780%
Broker Non-votes           350,084.000               4.144%               6.485%
 TOTAL                   5,398,033.559              63.900%             100.000%

3.D Underwriting Securities

Affirmative              4,387,579.257              51.939%              81.281%
Against                    510,315.052               6.041%               9.454%
Abstain                    150,055.250               1.776%               2.780%
Broker Non-votes           350,084.000               4.144%               6.485%
 TOTAL                   5,398,033.559              63.900%             100.000%

3.E Real Estate

Affirmative              4,392,089.036              51.992%              81.365%
Against                    503,779.780               5.964%               9.332%
Abstain                    150,080.743               1.800%               2.818%
Broker Non-votes           350,084.000               4.144%               6.485%
 TOTAL                   5,398,033.559              63.900%             100.000%

3.F Making Loans

Affirmative              4,382,669.833              51.881%              81.190%
Against                    515,224.476               6.099%               9.545%
Abstain                    150,055.250               1.776%               2.779%
Broker Non-votes           350,084.000               4.144%               6.485%
 TOTAL                   5,398,033.559              63.900%             100.000%

3.G Concentration of Investments

Affirmative              4,380,000.003              51.849%              81.141%
Against                    517,894.306               6.131%               9.594%
Abstain                    150,055.250               1.776%               2.780%
Broker Non-votes           350,084.000               4.144%               6.485%
 TOTAL                   5,398,033.559              63.900%             100.000%

SUPPLEMENTAL INFORMATION

3.H Commodities

                                                       % of                 % of
                         No. of Shares   Outstanding Shares       Shares Present
                         -------------   ------------------       --------------
Affirmative              4,358,747.272              51.597%              80.747%
Against                    534,010.451               6.322%               9.893%
Abstain                    155,191.836               1.837%               2.875%
Broker Non-votes           350,084.000               4.144%               6.485%
 TOTAL                   5,398,033.559              63.900%             100.000%

Reclassification of certain policies/restrictions as non-fundamental:

3.I Investments for Control

Affirmative              4,335,628.232              51.324%              80.319%
Against                    556,502.191               6.587%              10.309%
Abstain                    155,819.136               1.845%               2.887%
Broker Non-votes           350,084.000               4.144%               6.485%
 TOTAL                   5,398,033.559              63.900%             100.000%

3.J Investments in Other Investment Companies

Affirmative              4,348,750.893              51.479%              80.562%
Against                    547,049.345               6.476%              10.134%
Abstain                    152,149.321               1.801%               2.819%
Broker Non-votes           350,084.000               4.144%               6.485%
 TOTAL                   5,398,033.559              63.900%             100.000%

3.K Margin Activities and Short Selling

Affirmative              4,324,453.771              51.191%              80.112%
Against                    565,222.322               6.691%              10.471%
Abstain                    158,273.466               1.874%               2.932%
Broker Non-votes           350,084.000               4.144%               6.485%
 TOTAL                   5,398,033.559              63.900%             100.000%

3.L Unseasoned Companies

Affirmative              4,322,862.486              51.173%              80.082%
Against                    575,287.721               6.810%              10.658%
Abstain                    149,799.352               1.773%               2.774%
Broker Non-votes           350,084.000               4.144%               6.485%
 TOTAL                   5,398,033.559              63.900%             100.000%

3.M Investments in Securities of Related Issuers

Affirmative              4,342,739.621              51.408%              80.450%
Against                    556,608.597               6.589%              10.312%
Abstain                    148,601.341               1.759%               2.752%
Broker Non-votes           350,084.000               4.144%               6.485%
 TOTAL                   5,398,033.559              63.900%             100.000%

3.N Making Loans to Related Parties

Affirmative              4,315,074.063              51.080%              79.938%
Against                    582,080.753               6.891%              10.783%
Abstain                    150,794.743               1.785%               2.794%
Broker Non-votes           350,084.000               4.144%               6.485%
 TOTAL                   5,398,033.559              63.900%             100.000%

SUPPLEMENTAL INFORMATION

3.O Entering into Dealings with Related Parties

                                                       % of                 % of
                         No. of Shares   Outstanding Shares       Shares Present
                         -------------   ------------------       --------------
Affirmative              4,320,778.816              51.148%              80.044%
Against                    579,389.780               6.859%              10.733%
Abstain                    147,780.963               1.749%               2.738%
Broker Non-votes           350,084.000               4.144%               6.485%
 TOTAL                   5,398,033.559              63.900%             100.000%

3.P Liability for Debt of Others

Affirmative              4,305,086.377              50.962%              79.753%
Against                    592,236.348               7.011%              10.971%
Abstain                    150,626.834               1.783%               2.791%
Broker Non-votes           350,084.000               4.144%               6.485%
 TOTAL                   5,398,033.559              63.900%             100.000%

3.Q Investments in Assessable or Unlimited Liability Securities

Affirmative              4,319,164.781              51.129%              80.014%
Against                    580,183.437               6.868%              10.748%
Abstain                    148,601.341               1.759%               2.753%
Broker Non-votes           350,084.000               4.144%               6.485%
 TOTAL                   5,398,033.559              63.900%             100.000%

4. To approve the reclassification of the Fund's general investment policies as non-fundamental policies.

Affirmative              4,309,154.290              51.010%              79.828%
Against                    608,159.057               7.200%              11.267%
Abstain                    130,636.212               1.546%               2.419%
Broker Non-votes           350,084.000               4.144%               6.485%
 TOTAL                   5,398,033.559              63.900%             100.000%

5. To ratify the selection of Deloitte & Touche LLP as the independent auditors of the Fund for the current fiscal year.

Affirmative              5,071,768.613              60.038%              93.956%
Against                    217,052.056               2.569%               4.021%
Abstain                    109,212.890               1.293%               2.023%
 TOTAL                   5,398,033.559              63.900%             100.000%

** FUND TOTALS:             SHARES
RECORD TOTAL             8,447,609.315
VOTED SHARES             5,398,033.559
PERCENT PRESENT                63.900%

SUPPLEMENTAL INFORMATION

J&B Small-Cap International Fund

1. To elect the following nine nominees as Directors of the Fund, each of whom will serve until his or her successor is elected and qualified:

                                                       % of                 % of
                         No. of Shares   Outstanding Shares         Shares Voted
                         -------------   ------------------         ------------
Lucy Hancock Bode
For                        465,012.316              99.305%             100.000%
Withheld                             0              99.305%               0.000%
 TOTAL                     465,012.316              99.305%             100.000%
Leslie H. Garner, Jr.
For                        465,012.316              99.305%             100.000%
Withheld                             0              99.305%               0.000%
 TOTAL                     465,012.316              99.305%             100.000%
T. Geron Bell
For                        465,012.316              99.305%             100.000%
Withheld                             0              99.305%               0.000%
 TOTAL                     465,012.316              99.305%             100.000%
Ronald James
For                        465,012.316              99.305%             100.000%
Withheld                             0              99.305%               0.000%
 TOTAL                     465,012.316              99.305%             100.000%
John A. MacDonald
For                        465,012.316              99.305%             100.000%
Withheld                             0              99.305%               0.000%
 TOTAL                     465,012.316              99.305%             100.000%
H. David Rybolt
For                        465,012.316              99.305%             100.000%
Withheld                             0              99.305%               0.000%
 TOTAL                     465,012.316              99.305%             100.000%
James R. Seward
For                        465,012.316              99.305%             100.000%
Withheld                             0              99.305%               0.000%
 TOTAL                     465,012.316              99.305%             100.000%
Jay H. Wein
For                        465,012.316              99.305%             100.000%
Withheld                             0              99.305%               0.000%
 TOTAL                     465,012.316              99.305%             100.000%
Michael T. Lee
For                        465,012.316              99.305%             100.000%
Withheld                             0              99.305%               0.000%
 TOTAL                     465,012.316              99.305%             100.000%

2. To approve an Agreement and Plan of Reorganization, pursuant to which the Fund would be reorganized as a separate portfolio of the Tamarack Funds Trust, a newly created Delaware statutory Trust:

                                                       % of                 % of
                         No. of Shares   Outstanding Shares         Shares Voted
                         -------------   ------------------         ------------
For                        429,601.316              91.743%              93.159%
Against                              0               0.000%               0.000%
Abstain                     31,548.000               6.737%               6.841%
 TOTAL                     461,149.316              99.305%             100.000%

SUPPLEMENTAL INFORMATION

3. To approve the modification of the fundamental investment policies/restrictions regarding:

3.A.  Diversification
3.B.  Borrowing
3.C.  Senior Securities
3.D.  Underwriting Securities
3.E.  Real Estate
3.F.  Making Loans
3.G.  Concentration of Investments
3.H.  Commodities


Diversification


                                            % of                      % of
          No. of Shares       Outstanding Shares              Shares Voted
          -------------       ------------------              ------------
For         429,601.316                  91.743%                   93.159%
Against               0                   0.000%                    0.000%
Abstain      31,548.000                   6.737%                    6.841%
 TOTAL      461,149.316                  99.305%                  100.000%

Borrowing

                                            % of                      % of
          No. of Shares       Outstanding Shares              Shares Voted
          -------------       ------------------              ------------
For         429,601.316                  91.743%                   93.159%
Against               0                   0.000%                    0.000%
Abstain      31,548.000                   6.737%                    6.841%
 TOTAL      461,149.316                  99.305%                  100.000%

Senior Securities

                                            % of                      % of
          No. of Shares       Outstanding Shares              Shares Voted
          -------------       ------------------              ------------
For         429,601.316                  91.743%                   93.159%
Against               0                   0.000%                    0.000%
Abstain      31,548.000                   6.737%                    6.841%
 TOTAL      461,149.316                  99.305%                  100.000%

Underwriting Securities

                                            % of                      % of
          No. of Shares       Outstanding Shares              Shares Voted
          -------------       ------------------              ------------
For         429,601.316                  91.743%                   93.159%
Against               0                   0.000%                    0.000%
Abstain      31,548.000                   6.737%                    6.841%
 TOTAL      461,149.316                  99.305%                  100.000%

Real Estate

                                            % of                      % of
          No. of Shares       Outstanding Shares              Shares Voted
          -------------       ------------------              ------------
For         429,601.316                  91.743%                   93.159%
Against               0                   0.000%                    0.000%
Abstain      31,548.000                   6.737%                    6.841%
 TOTAL      461,149.316                  99.305%                  100.000%

Making Loans

                                            % of                      % of
          No. of Shares       Outstanding Shares              Shares Voted
          -------------       ------------------              ------------
For         429,601.316                  91.743%                   93.159%
Against               0                   0.000%                    0.000%
Abstain      31,548.000                   6.737%                    6.841%
 TOTAL      461,149.316                  99.305%                  100.000%

SUPPLEMENTAL INFORMATION

Concentration of Investments

                                            % of                      % of
          No. of Shares       Outstanding Shares              Shares Voted
          -------------       ------------------              ------------
For         429,601.316                  91.743%                   93.159%
Against               0                   0.000%                    0.000%
Abstain      31,548.000                   6.737%                    6.841%
 TOTAL      461,149.316                  99.305%                  100.000%

Commodities

                                            % of                      % of
          No. of Shares       Outstanding Shares              Shares Voted
          -------------       ------------------              ------------
For         429,601.316                  91.743%                   93.159%
Against               0                   0.000%                    0.000%
Abstain      31,548.000                   6.737%                    6.841%
 TOTAL      461,149.316                  99.305%                  100.000%

4. To ratify the selection of Deloitte & Touche LLP as the independent auditors of the Fund for the current fiscal year:

                                            % of                      % of
          No. of Shares       Outstanding Shares              Shares Voted
          -------------       ------------------              ------------
For         465,012.316                  99.305%                  100.000%
Against               0                   0.000%                    0.000%
Abstain               0                   0.000%                    0.000%
 TOTAL      465,012.316                  99.305%                  100.000%

Tamarack Funds                                          PRSRT STD
P.O. Box 219757                                       U.S. POSTAGE
Kansas City, MO 64121-9757                                PAID
                                                     PERMIT NO. 2891
800-422-2766                                          KANSAS CITY MO
WWW.TAMARACKFUNDS.COM





TF AR 6/04 Tamarack Distributors Inc
531372 (6/04)

ITEM 2. CODE OF ETHICS.

     Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.
     THE REGISTRANT HAS ADOPTED A CODE OF ETHICS THAT APPLIES TO THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS. THIS CODE OF ETHICS IS INCLUDED AS EXHIBIT 11 (a)(1).

     The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 11(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

     If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

     DURING THE PERIOD COVERED BY THE REPORT, WITH RESPECT TO THE REGISTRANT'S CODE OF ETHICS THAT APPLIES TO ITS PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS; THERE HAVE BEEN NO AMENDMENTS TO, NOR ANY WAIVERS GRANTED FROM, A PROVISION THAT RELATES TO ANY ELEMENT OF THE CODE OF ETHICS DEFINITION ENUMERATED IN PARAGRAPH (b) OF THIS ITEM 2.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

         (a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

                  (i) Has at least one audit committee financial expert serving on its audit committee; or

                  (ii) Does not have an audit committee financial expert serving on its audit committee.

              (2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

                  (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

                  (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

              (3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

3(a)(1) THE REGISTRANT'S BOARD OF DIRECTORS HAS DETERMINED THAT THE REGISTRANT HAS AT LEAST ONE AUDIT COMMITTEE FINANCIAL EXPERT SERVING ON ITS AUDIT COMMITTEE.
3(a)(2) THE AUDIT COMMITTEE FINANCIAL EXPERT IS JAY H. WEIN, WHO IS "INDEPENDENT" FOR PURPOSES OF THIS ITEM 3 OF FORM N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         (a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.


        2003     $184,000
        2004     $202,000

         (b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

        2003     $6,654
        2004     $16,000

         Amount requiring approval of the registrant's audit committee is $0 and $0, respectively.

         (c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

        2003     $0
        2004     $0

Fees for both years relate to the review of the registrant's tax returns. Amount requiring approval of the registrant's audit committee is $0 and $0, respectively.

         (d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

        2002     $0
        2003     $0

         Amount requiring approval of the registrant's audit committee is $0 and $0, respectively.

         (e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

         The Audit Committee ("Committee") shall review and approve in advance any proposal (except as set forth in (1) through (3) below) that the Funds employ their auditor to render "permissible non-audit services" to the Funds. (A "permissible non-audit service" is defined as a non-audit service that is not prohibited by Rule 2-01(c)(4) of Regulation S-X or other applicable law or regulation.) The Committee shall also review and approve in advance any proposal (except as set forth in (1) through (3) below) that the Adviser, and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Funds (an "Adviser-affiliated service provider"), employ the Funds' auditor to render non-audit services, if such engagement would relate directly to the operations and financial reporting of the Funds. As a part of its review, the Committee shall consider whether the provision of such services is consistent with the auditor's independence. (See also "Delegation" below.)

         Pre-approval by the Committee of non-audit services is not required so long as:

                  (1) (A) with respect to the Funds, the aggregate amount of all such permissible non-audit services provided to the Funds constitutes no more than 5% of the total amount of revenues paid to the auditor by the Funds during the fiscal year in which the services are provided;

                                (B) with respect to the Adviser and any
                                Adviser-affiliated service provider, the aggregate amount of all such non-audit services provided constitutes no more than 5% of the total amount of revenues (of the type that would have to be pre-approved by the Committee) paid to the auditor by the Funds, the Adviser and any Adviser-affiliated service provider during the fiscal year in which the services are provided;

                  (2) such services were not recognized by the Funds at the time of the engagement to be non-audit services; and

                  (3) such services are promptly brought to the attention of the Committee and approved prior to the completion of the audit by the Committee or its Delegate(s) (as defined below).

         (c)      Delegation

                  The Committee may delegate to one or more of its members ("Delegates") authority to pre-approve the auditor's provision of audit services or permissible non-audit services to the Funds, or the provision of non-audit services to the Adviser or any Adviser-affiliated service provider. Any pre-approval determination made by a Delegate shall be presented to the full Committee at its next meeting. The Committee shall communicate any pre-approval made by it or a Delegate to the Sub-Administrator, who will ensure that the appropriate disclosure is made in the Funds' periodic reports and other documents as required under the federal securities laws.


                (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

4 (b)
         2003     100%
         2004     100%

         Amount requiring approval of the registrant's audit committee is 100% and 100%, respectively.

4 (c)

         2003     100%
         2004     100%

         Amount requiring approval of the registrant's audit committee is 100% and 100%, respectively.

4 (d)

         2003     100%
         2004     100%

         Amount requiring approval of the registrant's audit committee is 100% and 100%, respectively.

         (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees. Not Applicable.

         (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

         2003     $0
         2004     $0

         (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence. Not Applicable.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.
          (a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.
          (b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.
NOT APPLICABLE.

ITEM 6.   SCHEDULE OF INVESTMENTS.

File Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in ss. 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

NOT APPLICABLE.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

NOT APPLICABLE.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

NOT APPLICABLE.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

NOT APPLICABLE.  [THIS IS A SEMI-ANNUAL REQUIREMENT, AS APPLICABLE.]

{NOTE - THIS IS REQUIRED BEGINNING WITH THE FIRST REPORTING PERIOD ENDING AFTER JANUARY 1, 2004. FOR PURPOSES OF THIS ITEM, ADOPTION OF PROCEDURES BY WHICH SHAREHOLDERS MAY RECOMMEND NOMINEES TO THE REGISTRANT'S BOARD OF DIRECTORS, WHERE THE REGISTRANT'S MOST RECENT PROXY DISCLOSURE (IN RESPONSE TO THE REQUIREMENTS OF ITEM 7(d)(2)(II)(g) OF SCHEDULE 14A (17 CFR 240.14a-101)), OR THIS ITEM, INDICATED THAT THE REGISTRANT DID NOT HAVE IN PLACE SUCH PROCEDURES, WILL CONSTITUTE A MATERIAL CHANGE.}

ITEM 10. CONTROLS AND PROCEDURES.

         (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS (i) ACCUMULATED AND COMMUNICATED TO THE INVESTMENT COMPANY'S MANAGEMENT, INCLUDING ITS CERTIFYING OFFICERS, TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE; AND (ii) RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL HALF-YEAR (THE REGISTRANT'S SECOND FISCAL HALF-YEAR IN THE CASE OF AN ANNUAL REPORT) THAT HAVE MATERIALLY AFFECTED OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 11. EXHIBITS.

         (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

         (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. THE CODE OF ETHICS THAT IS THE SUBJECT OF THE DISCLOSURE REQUIRED BY ITEM 2 IS ATTACHED HERETO.

         (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2). CERTIFICATIONS PURSUANT TO RULE 30A-2(a) ARE ATTACHED HERETO.

         (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. NOT APPLICABLE.

         (b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by rule 30a-2(b) under the Act as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference. CERTIFICATIONS PURSUANT TO RULE 30A-2(b) ARE FURNISHED HEREWITH.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Tamarack Funds Trust
             --------------------

By (Signature and Title)*  /s/ Jennifer Lammers
                           ---------------------------
                           Jennifer Lammers, President
Date    9/8/04
        ------


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Jennifer Lammers
                           ---------------------------
                          Jennifer Lammers, President

Date    9/8/04
        ------

By (Signature and Title)*  /s/ Christopher Tomas
                           ---------------------
                           Christopher Tomas

Date    9/8/04
        ------



* Print the name and title of each signing officer under his or her signature.